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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2012 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 96.5% †
	Aerospace & Defense 0.2%
	General Dynamics Corp.	724	$45,930
	Textron, Inc.	5,456	142,129
			188,059
	Air Freight & Logistics 0.3%
	FedEx Corp.	125	11,288
	United Parcel Service, Inc. Class B	3,663	276,959
			288,247
	Airlines 0.7%
	Alaska Air Group, Inc. (a)	8,070	281,239
	Southwest Airlines Co.	36,294	333,542
			614,781
	Beverages 2.9%
	Coca-Cola Co. (The) (a)	18,148	1,466,359
	Constellation Brands, Inc. Class A (a)	23,972	676,250
	PepsiCo., Inc.	7,588	551,875
			2,694,484
	Biotechnology 3.3%
	Amgen, Inc.	13,287	1,097,506
	Biogen Idec, Inc. (a)	329	47,978
	Celgene Corp. (a)	10,642	728,551
	Gilead Sciences, Inc. (a)	11,063	601,053
	United Therapeutics Corp. (a)	11,757	644,049
			3,119,137
	Building Products 0.1%
	Fortune Brands Home & Security, Inc. (a)	3,742	82,773

	Capital Markets 1.7%
	Bank of New York Mellon Corp. (The)	21,963	467,373
	BlackRock, Inc.	10	1,703
	Charles Schwab Corp. (The)	14,003	176,858
	Legg Mason, Inc.	10,599	259,887
	Northern Trust Corp.	4,902	222,551
	Raymond James Financial, Inc.	550	18,491
	State Street Corp.	10,104	407,999
			1,554,862
	Chemicals 1.7%
	CF Industries Holdings, Inc.	1,955	382,711
	Cytec Industries, Inc.	5,216	321,097
	Eastman Chemical Co.	3,817	199,553
	PPG Industries, Inc.	6,329	692,772
			1,596,133
	Commercial Banks 1.6%
	Fifth Third Bancorp	37,242	514,684
	KeyCorp	11,046	88,147
	U.S. Bancorp	4,685	156,948
	Wells Fargo & Co.	22,151	748,925
			1,508,704
	Commercial Services & Supplies 0.9%
	Avery Dennison Corp.	5,947	183,108
	Corrections Corporation of America	20,198	627,754
	R.R. Donnelley & Sons Co.	1,598	19,368
			830,230
	Communications Equipment 1.0%
	Cisco Systems, Inc.	50,758	809,590
	QUALCOMM, Inc.	2,007	119,778
			929,368
	Computers & Peripherals 5.9%
¤	Apple, Inc. (a)	7,736	4,724,839
	Dell, Inc. (a)	17,141	203,635
	Seagate Technology PLC	14,045	421,631
	Western Digital Corp. (a)	4,489	178,528
			5,528,633
	Construction & Engineering 0.3%
	URS Corp.	8,667	303,952

	Consumer Finance 2.0%
	American Express Co.	5,846	337,373
	Capital One Financial Corp.	14,822	837,295
	Discover Financial Services	20,484	736,604
			1,911,272
	Diversified Consumer Services 0.6%
	H&R Block, Inc.	37,566	605,940

	Diversified Financial Services 2.3%
	Bank of America Corp.	114,638	841,443
	Citigroup, Inc.	176	4,775
	JPMorgan Chase & Co.	35,385	1,273,860
			2,120,078
	Diversified Telecommunication Services 4.1%
¤	AT&T, Inc.	58,634	2,223,401
	tw telecom, Inc. (a)	2,432	61,116
	Verizon Communications, Inc.	33,403	1,507,812
			3,792,329
	Electric Utilities 0.4%
	Duke Energy Corp.	302	20,470
	Entergy Corp.	440	31,975
	Southern Co.	6,670	321,160
			373,605
	Electrical Equipment 0.1%
	Cooper Industries PLC	1,145	82,303
	Emerson Electric Co.	254	12,133
			94,436
	Electronic Equipment & Instruments 0.1%
	Corning, Inc.	7,588	86,579

	Energy Equipment & Services 0.1%
	Diamond Offshore Drilling, Inc.	17	1,112
	Schlumberger, Ltd.	719	51,236
			52,348
	Food & Staples Retailing 4.5%
	Costco Wholesale Corp.	9,267	891,300
	CVS Caremark Corp.	21,430	969,708
	Kroger Co. (The)	21,725	481,643
	Wal-Mart Stores, Inc.	20,559	1,530,206
	Walgreen Co.	8,957	325,677
			4,198,534
	Food Products 1.2%
	Archer-Daniels-Midland Co.	14,932	389,576
	Dean Foods Co. (a)	38,434	475,428
	Tyson Foods, Inc. Class A	16,276	244,303
			1,109,307
	Health Care Equipment & Supplies 1.2%
	Boston Scientific Corp. (a)	112,114	579,629
	ResMed, Inc. (a)	8,704	274,698
	Zimmer Holdings, Inc.	3,888	229,120
			1,083,447
	Health Care Providers & Services 4.0%
	Aetna, Inc.	13,186	475,487
	AmerisourceBergen Corp.	16,505	655,249
	Community Health Systems, Inc. (a)	10,768	265,000
	Express Scripts Holding Co. (a)	2,917	169,011
	Humana, Inc.	4,871	300,054
	McKesson Corp.	5,834	529,319
	Omnicare, Inc.	1,896	59,553
	UnitedHealth Group, Inc.	17,506	894,382
	WellPoint, Inc.	6,742	359,281
			3,707,336
	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	4,039	134,418
	Marriott International, Inc. Class A	9,638	351,016
	McDonald's Corp.	1,027	91,773
	Starwood Hotels & Resorts Worldwide, Inc.	6,260	338,979
	Wyndham Worldwide Corp.	164	8,536
	Wynn Resorts, Ltd.	4,831	452,906
			1,377,628
	Household Durables 0.7%
	PulteGroup, Inc. (a)	57,299	647,479

	Household Products 1.1%
	Procter & Gamble Co. (The)	15,528	1,002,177

	Industrial Conglomerates 2.4%
	3M Co.	2,028	185,015
	General Electric Co.	59,328	1,231,056
	Tyco International, Ltd.	14,381	790,092
			2,206,163
	Insurance 3.2%
	Aflac, Inc.	16,939	741,589
	Alleghany Corp. (a)	915	316,416
	American Financial Group, Inc.	2,367	89,260
	American International Group, Inc. (a)	13,809	431,807
	Berkshire Hathaway, Inc. Class B (a)	5,856	496,823
	Hartford Financial Services Group, Inc. (The)	20,093	330,530
	Principal Financial Group, Inc.	6,637	169,841
	Reinsurance Group of America, Inc.	5,022	279,575
	Travelers Cos., Inc. (The)	1,569	98,298
			2,954,139
	Internet & Catalog Retail 0.4%
	Amazon.com, Inc. (a)	296	69,057
	Expedia, Inc.	5,791	330,029
			399,086
	Internet Software & Services 2.8%
	Akamai Technologies, Inc. (a)	15,134	532,414
	AOL, Inc. (a)	10,758	342,750
¤	Google, Inc. Class A (a)	2,784	1,762,188
			2,637,352
	IT Services 4.1%
	Accenture PLC Class A	6,990	421,497
	Computer Sciences Corp.	13,190	324,738
	Fidelity National Information Services, Inc.	10,495	329,963
¤	International Business Machines Corp.	11,366	2,227,509
	Total System Services, Inc.	19,765	467,442
	Western Union Co. (The)	3,531	61,545
			3,832,694
	Life Sciences Tools & Services 0.2%
	Agilent Technologies, Inc.	4,367	167,212
	Covance, Inc. (a)	19	892
			168,104
	Machinery 1.1%
	Cummins, Inc.	3,723	357,036
	Ingersoll-Rand PLC	16,256	689,417
			1,046,453
	Media 3.5%
	Comcast Corp. Class A	33,659	1,095,600
	DIRECTV Class A (a)	4,471	222,030
	Gannett Co., Inc.	41,480	585,283
	Interpublic Group of Cos., Inc. (The)	21,269	209,925
	News Corp. Class A	855	19,682
	Time Warner Cable, Inc.	7,826	664,662
	Viacom, Inc. Class B	4,976	232,429
	Walt Disney Co. (The)	1,032	50,712
	Washington Post Co. Class B	551	186,514
			3,266,837
	Metals & Mining 0.0%‡
	Newmont Mining Corp.	11	489

	Multi-Utilities 0.3%
	CenterPoint Energy, Inc.	2,721	57,304
	Consolidated Edison, Inc.	634	40,893
	DTE Energy Co.	1,380	84,691
	Public Service Enterprise Group, Inc.	4,483	149,015
			331,903
	Multiline Retail 1.4%
	Big Lots, Inc. (a)	14,933	604,936
	Macy's, Inc.	20,102	720,456
			1,325,392
	Oil, Gas & Consumable Fuels 9.5%
¤	Chevron Corp.	19,761	2,165,410
	ConocoPhillips	8,532	464,482
¤	ExxonMobil Corp.	40,620	3,527,847
	HollyFrontier Corp.	10,774	402,840
	Marathon Oil Corp.	13,490	357,080
	Marathon Petroleum Corp.	15,532	734,664
	Occidental Petroleum Corp.	2,647	230,368
	Phillips 66	10,086	379,234
	Sunoco, Inc.	944	45,491
	Tesoro Corp. (a)	542	14,986
	Valero Energy Corp.	19,035	523,463
			8,845,865
	Paper & Forest Products 0.1%
	Domtar Corp.	763	56,355

	Pharmaceuticals 5.6%
	Abbott Laboratories	11,061	733,455
	Eli Lilly & Co.	16,160	711,525
	Forest Laboratories, Inc. (a)	5,064	169,897
	Johnson & Johnson	11,436	791,600
	Merck & Co., Inc.	26,601	1,174,966
¤	Pfizer, Inc.	67,636	1,625,969
			5,207,412
	Real Estate Investment Trusts 0.0%‡
	Hospitality Properties Trust	1,534	37,230
	Simon Property Group, Inc.	41	6,580
			43,810
	Road & Rail 0.4%
	Norfolk Southern Corp.	1,779	131,735
	Union Pacific Corp.	2,261	277,221
			408,956
	Semiconductors & Semiconductor Equipment 2.8%
	Applied Materials, Inc.	12,045	131,170
	Broadcom Corp. Class A	571	19,345
	Intel Corp.	58,642	1,507,099
	KLA-Tencor Corp.	6,047	307,853
	Micron Technology, Inc. (a)	6,766	42,017
	NVIDIA Corp. (a)	42,018	568,924
			2,576,408
	Software 5.3%
	BMC Software, Inc. (a)	3,229	127,868
	CA, Inc.	24,449	588,488
¤	Microsoft Corp.	73,311	2,160,475
	Oracle Corp.	47,887	1,446,187
	Symantec Corp. (a)	256	4,032
	Synopsys, Inc. (a)	20,705	627,155
			4,954,205
	Specialty Retail 4.8%
	American Eagle Outfitters, Inc.	19,136	398,412
	Ascena Retail Group, Inc. (a)	31,622	579,947
	Bed Bath & Beyond, Inc. (a)	3,494	212,959
	Chico's FAS, Inc.	19,953	305,680
	Foot Locker, Inc.	19,486	643,428
	Gap, Inc. (The)	12,935	381,453
	Home Depot, Inc. (The)	5,406	282,085
	Lowe's Cos., Inc.	29,672	752,779
	PetSmart, Inc.	8,174	540,383
	TJX Cos., Inc.	8,828	390,904
			4,488,030
	Tobacco 3.1%
	Altria Group, Inc.	22,823	820,943
	Lorillard, Inc.	2,326	299,217
¤	Philip Morris International, Inc.	18,877	1,726,113
	Reynolds American, Inc.	1,827	84,535
			2,930,808
	Trading Companies & Distributors 0.5%
	United Rentals, Inc. (a)	17,700	511,707

	Wireless Telecommunication Services 0.5%
	Sprint Nextel Corp. (a)	110,152	480,266

	Total Common Stocks (Cost $81,707,467)		90,074,292

	Exchange Traded Fund 3.5% (b)
¤	SPDR Dow Jones Industrial Average ETF Trust	25,086	3,255,912

	Total Exchange Traded Fund (Cost $3,166,397)		3,255,912

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $78,203 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 2/15/36, with a Principal Amount of $60,000 and a Market Value of $84,601)	$78,203	78,203

	Total Short-Term Investment (Cost $78,203)		78,203

	Total Investments (Cost $84,952,067) (c)	100.1%	93,408,407
	Other Assets, Less Liabilities	(0.1)	(88,968)
	Net Assets	100.0%	$93,319,439

¤	Among the Fund's 10 largest holdings, as of July 31, 2012. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of July 31, 2012, cost is $88,989,097 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$10,242,786
Gross unrealized depreciation	(5,823,476)
Net unrealized appreciation	$4,419,310

The following abbreviation is used in the above portfolio:
ETF	-Exchange Traded Fund
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$90,074,292	$—	$—	$90,074,292
Exchange Traded Fund	3,255,912	—	—	3,255,912
Short-Term Investment
Repurchase Agreement	—	78,203	—	78,203
Total Investments in Securities	$93,330,204	$78,203	$—	$93,408,407

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund
Portfolio of Investments July 31, 2012 (Unaudited)
		Principal Amount	Value
	Convertible Securities 89.5%†
	Convertible Bonds 76.2%
	Aerospace & Defense 1.8%
	GenCorp, Inc. 4.063%, due 12/31/39	$7,784,000	$9,136,470
	Kaman Corp. 3.25%, due 11/15/17 (a)	3,217,000	3,796,060
			12,932,530
	Airlines 0.7%
	Continental Airlines, Inc. 4.50%, due 1/15/15	3,833,000	4,757,711

	Apparel 0.4%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (a)	2,859,000	2,794,673

	Auto Manufacturers 1.1%
	Wabash National Corp. 3.375%, due 5/1/18	7,770,000	7,585,463

	Auto Parts & Equipment 0.6%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	6,010,000	4,289,638

	Biotechnology 8.2%
	Amgen, Inc. 0.375%, due 2/1/13	9,874,000	10,972,482
¤	Corsicanto, Ltd. 3.50%, due 1/15/32 (a)	7,440,000	11,792,400
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	12,858,000	16,683,255
	Incyte Corp., Ltd. 4.75%, due 10/1/15	3,180,000	9,241,875
	InterMune, Inc. 2.50%, due 9/15/18	6,719,000	5,056,048
	Medicines Co. (The) 1.375%, due 6/1/17 (a)	4,252,000	4,730,350
			58,476,410
	Coal 1.7%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	1,872,000	1,506,960
	Peabody Energy Corp. 4.75%, due 12/15/66	13,794,000	10,880,017
			12,386,977
	Commercial Services 0.7%
	Sotheby's 3.125%, due 6/15/13	4,656,000	5,104,140

	Computers 3.8%
	EMC Corp. 1.75%, due 12/1/13	5,509,000	9,172,485
	Mentor Graphics Corp. 4.00%, due 4/1/31	2,249,000	2,479,522
	NetApp, Inc. 1.75%, due 6/1/13	3,671,000	4,272,126
	Quantum Corp. 3.50%, due 11/15/15	786,000	739,823
	SanDisk Corp. 1.50%, due 8/15/17	9,356,000	10,443,635
			27,107,591
	Distribution & Wholesale 1.6%
	Titan Machinery, Inc. 3.75%, due 5/1/19 (a)	5,826,000	5,724,045
	WESCO International, Inc. 6.00%, due 9/15/29	2,531,000	5,318,264
			11,042,309
	Diversified Financial Services 1.2%
	Air Lease Corp. 3.875%, due 12/1/18 (a)	8,569,000	8,665,401

	Electronics 1.2%
	TTM Technologies, Inc. 3.25%, due 5/15/15	7,990,000	8,309,600

	Entertainment 1.0%
	International Game Technology 3.25%, due 5/1/14	6,505,000	6,846,513

	Environmental Controls 1.6%
	Covanta Holding Corp. 3.25%, due 6/1/14	9,561,000	11,305,882

	Food 0.9%
	Spartan Stores, Inc.
	3.375%, due 5/15/27	462,000	451,028
	3.375%, due 5/15/27 (a)	5,749,000	5,612,461
			6,063,489
	Health Care - Products 4.0%
	China Medical Technologies, Inc. 4.00%, due 8/15/13 (b)	12,643,000	2,781,460
	Hologic, Inc. 2.00%, due 3/1/42	7,990,000	7,540,563
	Insulet Corp. 3.75%, due 6/15/16	6,497,000	7,024,881
	Teleflex, Inc. 3.875%, due 8/1/17	8,910,000	10,736,550
			28,083,454
	Home Builders 1.2%
	Lennar Corp. 3.25%, due 11/15/21 (a)	5,653,000	8,267,512

	Insurance 0.6%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	3,647,000	4,225,961

	Internet 2.3%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	9,147,056	915
	TIBCO Software, Inc. 2.25%, due 5/1/32 (a)	8,998,000	8,930,515
	VeriSign, Inc. 3.25%, due 8/15/37	5,325,000	7,648,031
			16,579,461
	Iron & Steel 2.0%
¤	Allegheny Technologies, Inc. 4.25%, due 6/1/14	12,231,000	14,050,361

	Lodging 1.1%
	Home Inns & Hotels Management, Inc. 2.00%, due 12/15/15 (a)	2,489,000	2,016,090
	MGM Resorts International 4.25%, due 4/15/15	5,905,000	5,860,712
			7,876,802
	Machinery - Diversified 1.0%
	Chart Industries, Inc. 2.00%, due 8/1/18	6,092,000	7,363,705

	Media 0.7%
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	5,600,000	5,026,000

	Oil & Gas 1.0%
	BPZ Resources, Inc. 6.50%, due 3/1/15	3,020,000	2,408,450
	Stone Energy Corp. 1.75%, due 3/1/17 (a)	5,025,000	4,817,719
			7,226,169
	Oil & Gas Services 5.0%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	7,642,000	8,234,255
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) 1.50%, due 6/25/15 (a)	20,170,427	27,090,900
			35,325,155
	Pharmaceuticals 15.2%
	Akorn, Inc. 3.50%, due 6/1/16	5,091,000	8,711,974
¤	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	7,594,000	15,425,312
	Medicis Pharmaceutical Corp. 1.375%, due 6/1/17	6,909,000	6,934,909
	Medivation, Inc. 2.625%, due 4/1/17	7,433,000	9,412,036
	Mylan, Inc. 3.75%, due 9/15/15	4,317,000	7,900,110
	Omnicare, Inc. 3.75%, due 12/15/25	4,336,000	5,804,820
¤	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (a)	8,747,000	8,889,139
	2.75%, due 5/15/15	5,944,000	7,266,540
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	13,686,000	14,661,128
¤	Valeant Pharmaceuticals International, Inc. 5.375%, due 8/1/14 (a)	5,586,000	18,817,837
	ViroPharma, Inc. 2.00%, due 3/15/17	3,182,000	4,319,565
			108,143,370
	Real Estate Investment Trusts 2.4%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	7,839,653
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	7,738,000	8,869,682
			16,709,335
	Retail 1.2%
	Coinstar, Inc. 4.00%, due 9/1/14	6,305,000	8,629,969

	Semiconductors 4.8%
	Microchip Technology, Inc. 2.125%, due 12/15/37	4,043,000	5,104,288
	Micron Technology, Inc. 3.125%, due 5/1/32 (a)	6,651,000	6,235,312
	Novellus Systems, Inc. 2.625%, due 5/15/41	1,501,000	1,752,418
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	7,960,000	8,616,700
	Rovi Corp. 2.625%, due 2/15/40	6,358,000	6,135,470
	Xilinx, Inc. 2.625%, due 6/15/17	4,666,000	6,013,307
			33,857,495
	Software 1.8%
	Electronic Arts, Inc. 0.75%, due 7/15/16	9,843,000	8,772,574
	Nuance Communications, Inc. 2.75%, due 8/15/27	2,962,000	3,761,740
			12,534,314
	Telecommunications 5.4%
	Anixter International, Inc. 1.00%, due 2/15/13	6,220,000	6,873,100
	Ciena Corp. 0.875%, due 6/15/17	8,169,000	7,004,918
	Interdigital, Inc. 2.50%, due 3/15/16	5,159,000	5,165,449
	SBA Communications Corp.
	1.875%, due 5/1/13	3,151,000	4,533,501
	4.00%, due 10/1/14	3,600,000	7,209,000
	Virgin Media, Inc. 6.50%, due 11/15/16	4,726,000	7,721,102
			38,507,070
	Total Convertible Bonds (Cost $500,224,159)		540,074,460

		Shares	Value
	Convertible Preferred Stocks 13.3%
	Auto Manufacturers 0.9%
	General Motors Co. 4.75%	198,000	6,627,060

	Auto Parts & Equipment 0.6%
	Goodyear Tire & Rubber Co. (The) 5.88%	103,400	4,398,636

	Banks 1.7%
¤	Citigroup, Inc. 0.75%	137,200	11,777,248

	Electric 0.7%
	PPL Corp. 9.50%	92,100	5,005,635

	Hand & Machine Tools 1.0%
	Stanley Black & Decker, Inc. 4.75%	58,300	6,895,724

	Insurance 1.3%
	Hartford Financial Services Group, Inc. 7.25%	214,867	3,777,362
	MetLife, Inc. 5.00%	91,000	5,704,790
			9,482,152
	Media 1.4%
	Nielsen Holdings N.V. 6.25%	178,700	9,850,837

	Oil & Gas 4.5%
¤	Apache Corp. 6.00%	472,600	22,954,182
	Energy XXI Bermuda, Ltd. 5.63%	18,700	6,375,129
	SandRidge Energy, Inc. 7.00%	22,400	2,429,639
			31,758,950
	Pharmaceuticals 0.8%
	Omnicare Capital Trust II 4.00%	133,550	5,977,030

	Real Estate Investment Trusts 0.4%
	Health Care REIT, Inc. (f) 6.50%	47,800	2,705,958

	Total Convertible Preferred Stocks (Cost $104,212,914)		94,479,230

	Total Convertible Securities (Cost $604,437,073)		634,553,690

	Common Stocks 7.3%
	Apparel 0.8%
	Iconix Brand Group, Inc. (f)	319,800	5,670,054

	Auto Manufacturers 0.0%‡
	General Motors Co. (f)	2,621	51,660
	General Motors Corp. (Escrow Shares) (c)(e)(f)	569,200	57
			51,717
	Auto Parts & Equipment 0.0%‡
	Meritor, Inc. (f)	59,700	279,396

	Commercial Services 0.0%‡
	Avis Budget Group, Inc. (f)	24,000	344,640

	Computers 0.3%
	Hewlett-Packard Co.	77,300	1,409,952
	Quantum Corp. (f)	291,309	431,137
			1,841,089
	Electronics 0.0%‡
	TTM Technologies, Inc. (f)	32,000	350,080

	Entertainment 0.2%
	International Game Technology	98,200	1,111,624

	Health Care - Products 0.2%
	Hologic, Inc. (f)	60,000	1,111,200

	Internet 0.7%
	Symantec Corp. (f)	277,000	4,362,750
	TIBCO Software, Inc. (f)	13,900	390,451
			4,753,201
	Lodging 0.2%
	MGM Resorts International (f)	181,400	1,726,928

	Oil & Gas 0.8%
	Forest Oil Corp. (f)	83,100	569,235
	HollyFrontier Corp.	89,504	3,346,555
	Transocean, Ltd.	35,100	1,643,733
			5,559,523
	Oil & Gas Services 2.5%
	Baker Hughes, Inc.	124,900	5,785,368
	Core Laboratories N.V.	35,200	3,926,912
	Gulf Island Fabrication, Inc.	16,900	469,989
	Halliburton Co.	113,326	3,754,490
	ION Geophysical Corp. (f)	530,100	3,525,165
			17,461,924
	Pharmaceuticals 1.2%
	Merck & Co., Inc.	191,917	8,476,974

	Software 0.0%‡
	Compuware Corp. (f)	15,580	143,492

	Transportation 0.4%
	Tidewater, Inc.	65,800	3,195,906

	Total Common Stocks (Cost $56,545,830)		52,077,748

		Number of Warrants	Value
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (f)	1,016	11,217
	Strike Price $18.33 Expires 7/10/19 (f)	1,016	6,848

	Total Warrants (Cost $1,062)		18,065

		Principal Amount	Value
	Short-Term Investment 2.1%
	Repurchase Agreement 2.1%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $14,935,036 (Collateralized by a United States Treasury Bond with a rate 4.50% and a maturity date of 2/15/36, with a Principal Amount of $10,805,000 and a Market Value of $15,235,277)	$14,935,032	14,935,032

	Total Short-Term Investment (Cost $14,935,032)		14,935,032

	Total Investments (Cost $675,918,997) (g)	98.9%	701,584,535
	Other Assets, Less Liabilities	1.1	7,461,437
	Net Assets	100.0%	$709,045,972

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Illiquid security. The total market value of these securities as of July 31, 2012 is $972, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Restricted security.
(e)	Fair valued security. The total market value of these securities as of July 31, 2012 is $972, which represents less than one-tenth of a percent of the Fund's net assets.
(f)	Non-income producing security.
(g)	As of July 31, 2012, cost is $679,816,362 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$72,088,721
Gross unrealized depreciation	(50,320,548)
Net unrealized appreciation	$21,768,173

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$540,073,545	$915	$540,074,460
Convertible Preferred Stocks	94,479,230	—	—	94,479,230
Total Convertible Securities	94,479,230	540,073,545	915	634,553,690
Common Stocks (c)	52,077,691	—	57	52,077,748
Warrants	18,065	—	—	18,065
Short-Term Investment
Repurchase Agreement	—	14,935,032	—	14,935,032
Total Investments in Securities	$146,574,986	$555,008,577	$972	$701,584,535

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 security valued at $915 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

(c) The Level 3 securities valued at $57 are held in Auto Manufacturers within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2012
Convertible Bonds
Internet	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-
Common Stocks
Auto Manufacturers	6,966	-	-	(6,906)	-	(3)	-	-	57	(6,909)
Total	$7,881	$-	$-	$(6,906)	$-	$(3)	$-	$-	$972	$(6,909)

As of July 31, 2012, the Fund held the following restricted security:

	Date of	Principal		7/31/12	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/4/01	$9,147,056	$674,023	$915	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Flexible Bond Opportunities Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.4%† Asset-Backed Securities 3.0%
	Airlines 0.5%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22 (a)	$752,600	$711,207
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	107,943	113,340
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	363,466	389,818
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 7/15/18	649,826	744,051
			1,958,416
	Home Equity 1.9%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.306%, due 10/25/36 (b)(c)	691,947	459,636
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (c)	7,863	7,869
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.316%, due 5/25/37 (b)(c)	445,942	370,180
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.306%, due 4/25/37 (b)(c)	194,020	173,534
	First NLC Trust Series 2007-1, Class A1 0.316%, due 8/25/37 (b)(c)(d)	489,484	159,082
	GSAA Home Equity Trust Series 2006-14, Class A1 0.296%, due 9/25/36 (b)	1,045,972	442,186
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.376%, due 4/25/37 (b)(c)	309,917	215,865
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.346%, due 4/25/37 (b)(c)	598,868	478,430
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.346%, due 3/25/47 (b)(c)	376,417	256,470
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.296%, due 11/25/36 (b)(c)	130,925	45,627
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.356%, due 3/25/37 (b)(c)	934,561	518,264
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.346%, due 9/25/36 (b)(c)	649,499	517,523
	Series 2006-HE8, Class A2B 0.346%, due 10/25/36 (b)(c)	269,333	151,634
	Series 2007-HE4, Class A2A 0.356%, due 2/25/37 (b)(c)	113,200	42,152
	Series 2007-NC2, Class A2FP 0.396%, due 2/25/37 (b)(c)	497,890	245,936
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)	918,432	403,360
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.336%, due 5/25/37 (b)(c)	577,462	249,952
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.326%, due 6/25/37 (b)(c)	805,830	748,199
	Series 2006-EQ2, Class A2 0.356%, due 1/25/37 (b)(c)	407,723	201,710
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.356%, due 9/25/37 (b)(c)	1,735,197	1,298,215
			6,985,824
	Student Loans 0.6%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.787%, due 5/25/29 (b)	2,638,628	2,412,217

	Total Asset-Backed Securities (Cost $12,795,490)		11,356,457

	Convertible Bonds 4.9%
	Apparel 0.1%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (d)	323,000	315,733

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	266,000	360,098

	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	855,000	610,256

	Biotechnology 0.2%
	Amgen, Inc. 0.375%, due 2/1/13	182,000	202,247
	Gilead Sciences, Inc. 1.00%, due 5/1/14	532,000	690,270
			892,517
	Coal 0.2%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	246,000	198,030
	Peabody Energy Corp. 4.75%, due 12/15/66	565,000	445,644
			643,674
	Computers 0.4%
	EMC Corp. 1.75%, due 12/1/13	411,000	684,315
	Mentor Graphics Corp. 4.00%, due 4/1/31	331,000	364,928
	NetApp, Inc. 1.75%, due 6/1/13	196,000	228,095
	SanDisk Corp. 1.50%, due 8/15/17	245,000	273,481
			1,550,819
	Distribution & Wholesale 0.2%
	WESCO International, Inc. 6.00%, due 9/15/29	355,000	745,944

	Electronics 0.2%
	TTM Technologies, Inc. 3.25%, due 5/15/15	541,000	562,640

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	470,000	494,675

	Environmental Controls 0.3%
	Covanta Holding Corp. 3.25%, due 6/1/14	1,080,000	1,277,100

	Food 0.0%‡
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (d)	118,000	115,197
	3.375%, due 5/15/27	11,000	10,739
			125,936
	Health Care - Products 0.3%
	Teleflex, Inc. 3.875%, due 8/1/17	788,000	949,540

	Internet 0.2%
	At Home Corp. 4.75%, due 12/31/49 (a)(e)(f)(g)	504,238	50
	Symantec Corp. Series B 1.00%, due 6/15/13	270,000	280,463
	VeriSign, Inc. 3.25%, due 8/15/37	245,000	351,881
			632,394
	Iron & Steel 0.4%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	730,000	838,587
	ArcelorMittal 5.00%, due 5/15/14	398,000	415,413
	Steel Dynamics, Inc. 5.125%, due 6/15/14	36,000	38,970
	United States Steel Corp. 4.00%, due 5/15/14	190,000	195,700
			1,488,670
	Lodging 0.1%
	MGM Resorts International 4.25%, due 4/15/15	317,000	314,623

	Machinery - Diversified 0.1%
	Chart Industries, Inc. 2.00%, due 8/1/18	224,000	270,760

	Media 0.0%‡
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	188,000	168,730

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	76,000	111,530

	Miscellaneous - Manufacturing 0.2%
	Danaher Corp. (zero coupon), due 1/22/21	484,000	745,360

	Oil & Gas 0.0%‡
	Transocean, Inc. Series C 1.50%, due 12/15/37	126,000	125,370

	Oil & Gas Services 0.1%
	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) 1.50%, due 6/25/15 (d)	129,375	173,764

	Pharmaceuticals 0.3%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	187,000	379,843
	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (d)	143,000	145,324
	2.75%, due 5/15/15	238,000	290,955
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	456,000	488,490
			1,304,612
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (d)	454,000	520,397

	Semiconductors 0.3%
	Microchip Technology, Inc. 2.125%, due 12/15/37	277,000	349,712
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	473,000	512,022
	Xilinx, Inc. 2.625%, due 6/15/17	226,000	291,258
			1,152,992
	Software 0.1%
	Microsoft Corp. (zero coupon), due 6/15/13 (d)	131,000	137,550
	SYNNEX Corp. 4.00%, due 5/15/18	277,000	338,286
			475,836
	Telecommunications 0.7%
	Anixter International, Inc. 1.00%, due 2/15/13	509,000	562,445
	Ciena Corp.
	0.875%, due 6/15/17	94,000	80,605
	4.00%, due 3/15/15 (d)	243,000	271,249
	Interdigital, Inc. 2.50%, due 3/15/16	436,000	436,545
	Leap Wireless International, Inc. 4.50%, due 7/15/14	5,000	4,725
	SBA Communications Corp.
	1.875%, due 5/1/13	419,000	602,836
	4.00%, due 10/1/14	318,000	636,795
			2,595,200
	Total Convertible Bonds (Cost $19,918,292)		18,609,170

	Corporate Bonds 63.3%
	Aerospace & Defense 1.6%
	BE Aerospace, Inc. 5.25%, due 4/1/22	1,850,000	1,942,500
	Ducommun, Inc. 9.75%, due 7/15/18	1,833,000	1,897,155
	TransDigm, Inc. 7.75%, due 12/15/18	815,000	908,725
	Triumph Group, Inc. 8.625%, due 7/15/18	1,305,000	1,455,075
			6,203,455
	Airlines 2.2%
	Continental Airlines, Inc.
	7.875%, due 1/2/20	537,981	543,361
	9.798%, due 10/1/22	715,841	765,950
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20	1,517,389	1,623,606
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20	382,571	413,177
	Series 2010-2 Class B Pass Through Trust 6.75%, due 5/23/17 (d)	612,000	624,240
	12.25%, due 3/15/15 (d)	489,000	530,565
	U.S. Airways, Inc. Class A Series 2012-1, Pass-Through Trust 5.90%, due 4/1/26	2,891,000	3,006,640
	United Air Lines, Inc. 9.875%, due 8/1/13 (d)	667,000	690,345
			8,197,884
	Auto Manufacturers 1.2%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	2,190,000	2,280,337
	Ford Motor Co. 6.625%, due 10/1/28	229,000	251,922
	General Motors Corp. (Escrow Shares) 8.375%, due 7/15/33 (f)(g)(h)	11,365,000	1,137
	Navistar International Corp. 8.25%, due 11/1/21	2,156,000	2,021,250
			4,554,646
	Auto Parts & Equipment 0.5%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19	1,000,000	1,008,750
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18	747,000	830,104
			1,838,854
	Banks 3.7%
	AgriBank FCB 9.125%, due 7/15/19	500,000	661,630
¤	Bank of America Corp.
	5.625%, due 7/1/20	3,590,000	3,992,443
	7.625%, due 6/1/19	420,000	510,989
¤	CIT Group, Inc.
	4.25%, due 8/15/17	280,000	280,350
	5.00%, due 5/15/17	2,003,000	2,093,135
	7.00%, due 5/2/16 (d)	333,000	334,665
	7.00%, due 5/2/17 (d)	776,268	780,149
	Discover Bank 7.00%, due 4/15/20	2,445,000	2,854,440
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (b)	2,200,000	2,427,832
			13,935,633
	Biotechnology 0.6%
	Life Technologies Corp. 5.00%, due 1/15/21	2,050,000	2,337,570

	Building Materials 1.8%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,223,000	1,177,138
	Boise Cascade LLC 7.125%, due 10/15/14	1,304,000	1,305,630
	Masco Corp. 7.125%, due 3/15/20	2,250,000	2,513,452
	Texas Industries, Inc. 9.25%, due 8/15/20	840,000	882,000
	USG Corp.
	6.30%, due 11/15/16	615,000	598,856
	9.75%, due 1/15/18	363,000	387,503
			6,864,579
	Chemicals 1.7%
	Dow Chemical Co. (The) 8.55%, due 5/15/19	1,084,000	1,472,180
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	1,223,000	1,238,288
	Huntsman International LLC 8.625%, due 3/15/21	2,000,000	2,300,000
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21	815,000	594,950
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (d)	1,019,000	840,675
			6,446,093
	Coal 1.6%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19	1,560,000	1,357,200
	Arch Coal, Inc. 7.25%, due 10/1/20	1,630,000	1,414,025
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (i)	2,162,000	2,270,100
	Peabody Energy Corp. 7.375%, due 11/1/16	1,025,000	1,127,500
			6,168,825
	Commercial Services 2.9%
¤	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	8.25%, due 1/15/19	1,223,000	1,313,196
	9.625%, due 3/15/18	2,375,000	2,627,344
	Geo Group, Inc. (The) 6.625%, due 2/15/21	1,223,000	1,287,208
	Hertz Corp. (The) 7.375%, due 1/15/21	1,630,000	1,758,362
	Iron Mountain, Inc.
	7.75%, due 10/1/19	431,000	478,410
	8.375%, due 8/15/21	1,293,000	1,431,997
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (f)(g)(h)	5,000	80
	9.75%, due 1/15/49 (d)(f)(g)(h)	160,000	2,560
	UR Merger Sub Corp.
	8.375%, due 9/15/20	1,849,000	1,959,940
	9.25%, due 12/15/19	241,000	269,920
			11,129,017
	Computers 0.2%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15	572,000	585,585

	Diversified Financial Services 0.7%
	Ford Holdings LLC 9.30%, due 3/1/30	127,000	170,339
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (b)	€1,223,000	1,372,232
	General Electric Capital Corp. 6.50%, due 9/15/67 (b)	£815,000	1,239,464
			2,782,035
	Electric 1.7%
	CMS Energy Corp.
	6.25%, due 2/1/20	$98,000	110,874
	8.75%, due 6/15/19	533,000	669,487
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	1,724,000	1,898,555
	Great Plains Energy, Inc. 4.85%, due 6/1/21	750,000	817,955
	NRG Energy, Inc. 8.50%, due 6/15/19	1,970,000	2,107,900
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (b)	833,280	879,110
			6,483,881
	Entertainment 0.4%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	882,000	883,103
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (d)	815,000	713,125
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (f)(g)	35,016	24,511
			1,620,739
	Environmental Controls 0.1%
	EnergySolutions, Inc. / EnergySolutions LLC 10.75%, due 8/15/18 (i)	550,000	474,375

	Finance - Auto Loans 1.1%
¤	Ford Motor Credit Co. LLC 8.00%, due 12/15/16	3,500,000	4,136,863

	Finance - Commercial 0.4%
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(d)	1,860,000	1,469,400

	Finance - Consumer Loans 1.1%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)(i)	2,425,000	2,328,000
	SLM Corp.
	4.75%, due 3/17/14	€815,000	994,214
	6.25%, due 1/25/16	$408,000	432,480
	8.00%, due 3/25/20	408,000	457,980
			4,212,674
	Finance - Credit Card 1.4%
	American Express Co. 6.80%, due 9/1/66 (b)(i)	2,139,000	2,272,687
	Capital One Capital III 7.686%, due 8/1/66	3,097,000	3,127,970
			5,400,657
	Finance - Other Services 0.6%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 7.75%, due 1/15/16 (i)	2,180,000	2,291,725

	Food 1.0%
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (d)	1,442,000	1,436,520
	Smithfield Foods, Inc. 7.75%, due 7/1/17	2,206,000	2,448,660
			3,885,180
	Forest Products & Paper 1.1%
	Domtar Corp. 10.75%, due 6/1/17	734,000	946,602
	International Paper Co. 7.30%, due 11/15/39	693,000	911,218
	MeadWestvaco Corp. 7.375%, due 9/1/19	1,800,000	2,199,881
			4,057,701
	Hand & Machine Tools 0.4%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (d)	1,635,000	1,688,138

	Health Care - Products 1.2%
	Alere, Inc. 8.625%, due 10/1/18	1,323,000	1,356,075
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18 (d)	2,825,000	2,987,437
			4,343,512
	Health Care - Services 1.3%
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (d)	2,500,000	2,790,625
	HCA, Inc. 6.50%, due 2/15/16	2,000,000	2,185,000
			4,975,625
	Home Builders 2.4%
	Beazer Homes USA, Inc. 8.125%, due 6/15/16 (i)	819,000	830,261
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16 (i)	1,752,000	1,822,080
	KB Home 8.00%, due 3/15/20	2,250,000	2,356,875
	Lennar Corp. 6.95%, due 6/1/18	204,000	223,380
	MDC Holdings, Inc. 5.625%, due 2/1/20	693,000	711,951
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	2,000,000	2,175,000
	Standard Pacific Corp. 8.375%, due 5/15/18	815,000	908,725
			9,028,272
	Household Products & Wares 1.8%
	Jarden Corp.
	7.50%, due 5/1/17	500,000	565,000
	7.50%, due 1/15/20	1,223,000	1,349,886
	Mead Products LLC / ACCO Brands Corp. 6.75%, due 4/30/20 (d)	795,000	854,625
¤	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	7.75%, due 10/15/16	612,000	642,600
	7.875%, due 8/15/19	1,025,000	1,130,063
	9.875%, due 8/15/19	2,089,000	2,214,340
			6,756,514
	Insurance 3.4%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)	713,000	734,390
	American International Group, Inc.
	4.875%, due 3/15/67 (b)	€1,250,000	1,153,500
	Series A2 5.75%, due 3/15/67 (b)	£450,000	542,557
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)	$1,955,000	2,042,975
	Farmers Exchange Capital 7.20%, due 7/15/48 (d)	603,000	697,155
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (d)	453,000	472,252
	10.75%, due 6/15/88 (b)(d)	938,000	1,299,130
¤	Lincoln National Corp. 7.00%, due 5/17/66 (b)	3,443,000	3,417,177
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (d)	1,150,000	1,432,652
	9.25%, due 6/15/39 (d)	204,000	272,532
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)	612,000	651,780
			12,716,100
	Iron & Steel 0.2%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	693,000	828,048

	Leisure Time 0.1%
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	408,000	494,064

	Lodging 1.7%
¤	Caesars Entertainment Operating Co., Inc. 10.00%, due 12/15/18	2,250,000	1,456,875
	MGM Resorts International
	7.50%, due 6/1/16 (i)	1,992,000	2,059,230
	8.625%, due 2/1/19 (d)	825,000	873,469
	Starwood Hotels & Resorts Worldwide, Inc. 7.15%, due 12/1/19	1,700,000	2,026,379
			6,415,953
	Machinery - Construction & Mining 0.3%
	Terex Corp. 8.00%, due 11/15/17	1,182,000	1,244,055

	Media 2.1%
	CCO Holdings LLC / CCO Holdings Capital Corp. 7.00%, due 1/15/19 (i)	978,000	1,073,355
	Cequel Communications Holdings I LLC / Cequel Capital Corp. 8.625%, due 11/15/17 (d)	938,000	1,010,695
	Clear Channel Communications, Inc. 9.00%, due 3/1/21	1,405,000	1,173,175
	COX Communications, Inc. 6.95%, due 6/1/38 (d)	2,241,000	2,851,397
	DISH DBS Corp.
	6.75%, due 6/1/21	765,000	836,719
	7.125%, due 2/1/16 (i)	815,000	899,556
			7,844,897
	Metal Fabricate & Hardware 0.2%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	627,000	700,673

	Mining 0.8%
	Alcoa, Inc. 6.15%, due 8/15/20	1,426,000	1,542,189
	Aleris International, Inc. 7.625%, due 2/15/18	1,426,000	1,483,040
			3,025,229
	Miscellaneous - Manufacturing 0.5%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	1,145,000	1,165,038
	Polypore International, Inc. 7.50%, due 11/15/17	815,000	872,050
			2,037,088
	Office Furnishings 0.5%
	Interface, Inc. 7.625%, due 12/1/18	1,674,000	1,791,180

	Oil & Gas 5.9%
	Berry Petroleum Co. 6.75%, due 11/1/20 (i)	1,223,000	1,304,024
	Chesapeake Energy Corp. 6.625%, due 8/15/20	2,445,000	2,432,775
	Concho Resources, Inc.
	6.50%, due 1/15/22	750,000	802,500
	7.00%, due 1/15/21	2,002,000	2,197,195
	Denbury Resources, Inc. 6.375%, due 8/15/21 (i)	815,000	874,088
	Frontier Oil Corp. 6.875%, due 11/15/18	571,000	605,260
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	7.625%, due 4/15/21 (d)	1,223,000	1,333,070
	8.00%, due 2/15/20 (d)	1,000,000	1,102,500
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19 (d)	2,250,000	2,244,375
	7.75%, due 2/1/21	815,000	859,825
	Nabors Industries, Inc. 5.00%, due 9/15/20 (i)	2,853,000	3,117,156
	Plains Exploration & Production Co. 6.125%, due 6/15/19	2,250,000	2,328,750
	Swift Energy Co.
	7.125%, due 6/1/17	750,000	766,875
	8.875%, due 1/15/20	658,000	704,060
	Tesoro Corp. 6.50%, due 6/1/17	1,575,000	1,630,125
			22,302,578
	Oil & Gas Services 1.6%
	Basic Energy Services, Inc.
	7.125%, due 4/15/16	800,000	786,000
	7.75%, due 2/15/19	1,600,000	1,548,000
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	1,292,000	1,356,600
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (d)(i)	625,000	654,687
	Hornbeck Offshore Services, Inc.
	5.875%, due 4/1/20 (d)	848,000	848,000
	8.00%, due 9/1/17	815,000	872,050
			6,065,337
	Packaging & Containers 0.8%
	Ball Corp. 6.75%, due 9/15/20 (i)	2,648,000	2,932,660

	Pipelines 2.5%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	2,300,000	2,450,678
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	1,223,000	1,302,495
	Panhandle Eastern Pipeline Co., L.P. 8.125%, due 6/1/19	2,037,000	2,535,918
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	1,750,000	1,872,500
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 7.875%, due 10/15/18	1,170,000	1,275,300
			9,436,891
	Real Estate Investment Trusts 0.3%
	Host Hotels & Resorts, L.P. 5.875%, due 6/15/19	1,000,000	1,097,500

	Retail 1.7%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	1,460,000	1,503,800
	6.50%, due 5/20/21	741,000	770,640
	CVS Caremark Corp.
	4.75%, due 5/18/20	2,445,000	2,858,733
	5.789%, due 1/10/26 (d)(g)	82,032	92,086
	Inergy LP / Inergy Finance Corp. 7.00%, due 10/1/18	1,107,000	1,142,977
			6,368,236
	Semiconductors 0.6%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (d)	1,934,000	2,069,380

	Software 1.6%
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17 (i)	1,549,000	1,711,645
¤	First Data Corp.
	7.375%, due 6/15/19 (d)	3,502,000	3,655,212
	8.875%, due 8/15/20 (d)	550,000	602,250
			5,969,107
	Telecommunications 3.6%
	CommScope, Inc. 8.25%, due 1/15/19 (d)	2,930,000	3,065,512
	Frontier Communications Corp. 8.50%, due 4/15/20 (i)	1,489,000	1,611,843
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,695,000	1,872,975
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	1,386,000	1,469,160
	Nextel Communications, Inc. 5.95%, due 3/15/14 (i)	1,630,000	1,634,075
	Sprint Capital Corp.
	6.90%, due 5/1/19	612,000	627,300
	8.75%, due 3/15/32	2,060,000	2,049,700
	ViaSat, Inc. 8.875%, due 9/15/16	1,330,000	1,423,100
			13,753,665
	Transportation 0.2%
	PHI, Inc. 8.625%, due 10/15/18	669,000	690,743

	Total Corporate Bonds (Cost $231,576,021)		239,652,816

	Foreign Bonds 3.0%
	Cayman Islands 0.1%
	Government of the Cayman Islands 5.95%, due 11/24/19 (d)	200,000	223,000

	Colombia 0.1%
	Republic of Colombia 7.375%, due 3/18/19	200,000	266,000

	El Salvador 0.1%
	Republic of El Salvador
	7.65%, due 6/15/35	163,000	176,040
	8.25%, due 4/10/32 (d)	163,000	187,450
			363,490
	Germany 0.2%
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	€734,000	815,060

	Indonesia 0.1%
	Republic of Indonesia 5.875%, due 3/13/20 (d)	$300,000	357,750

	Liberia 0.1%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	€525,000	660,494

	Philippines 0.1%
	Republic of Philippines 6.50%, due 1/20/20	$300,000	381,000

	Portugal 0.6%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	€3,190,000	2,396,790

	Turkey 0.1%
	Republic of Turkey 5.125%, due 3/25/22	$200,000	218,750

	United Kingdom 1.5%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£449,000	796,743
¤	EGG Banking PLC 7.50%, due 5/29/49 (b)	2,450,000	3,877,725
	Rexam PLC 6.75%, due 6/29/67 (b)	€978,000	1,151,732
			5,826,200
	Total Foreign Bonds (Cost $11,154,667)		11,508,534

	Loan Assignments & Participations 6.3% (j)
	Airlines 0.5%
	U.S. Airways Group, Inc. Term Loan 2.746%, due 3/21/14	$1,944,444	1,865,451

	Auto Manufacturers 0.4%
	Federal-Mogul Corp.
	Term Loan B 2.179%, due 12/29/14	1,035,073	982,672
	Term Loan C 2.187%, due 12/28/15	528,098	501,364
			1,484,036
	Beverage, Food & Tobacco 0.5%
	Del Monte Corp. Term Loan 4.50%, due 3/8/18	1,725,767	1,694,487

	Buildings & Real Estate 0.2%
	Realogy Corp.
	Extended Letter of Credit 4.496%, due 10/10/16	120,397	113,825
	Extended Term Loan 4.499%, due 10/10/16	852,913	806,358
			920,183
	Chemicals 0.2%
	PQ Corp. Term Loan B 3.996%, due 7/30/14	768,808	746,156

	Electric 0.3%
	Calpine Corp. New Term Loan 4.50%, due 4/2/18	1,086,250	1,088,627

	Finance - Consumer Loans 0.5%
	Springleaf Finance Corp. Term Loan 5.50%, due 5/10/17	2,000,000	1,902,916

	Healthcare, Education & Childcare 0.3%
	Community Health Systems, Inc. Extended Term Loan 3.967%, due 1/25/17	172,741	171,473
	Warner Chilcott Co., LLC New Term Loan B2 4.25%, due 3/15/18	225,714	225,552
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18	451,429	451,103
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	310,357	310,133
			1,158,261
	Lodging 0.8%
¤	Caesars Entertainment Operating Co., Inc. Extended Term Loan 4.496%, due 1/26/18	3,500,000	2,964,791

	Machinery 0.2%
	Edwards (Cayman Islands II), Ltd. Term Loan B 5.50%, due 5/31/16	859,811	856,049

	Media 0.4%
	Charter Communications Operating LLC Extended Term Loan C 3.50%, due 9/6/16	66,637	66,313
	Clear Channel Communications, Inc.
	Term Loan B 3.896%, due 1/28/16	964,313	725,646
	Delayed Draw Term Loan 2 3.896%, due 1/29/16	948,857	725,876
			1,517,835
	Metals & Mining 0.2%
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18	909,519	897,581

	Mining 0.4%
¤	Novelis, Inc. Term Loan 4.00%, due 3/10/17	1,576,000	1,562,998

	Oil & Gas 0.8%
	MEG Energy Corp. New Term Loan B 4.00%, due 3/16/18	2,977,500	2,978,244

	Telecommunications 0.6%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18	1,185,000	1,185,371
	MetroPCS Wireless, Inc. Incremental Term Loan B3 4.00%, due 3/16/18	985,021	976,648
			2,162,019
	Total Loan Assignments & Participations (Cost $24,333,201)		23,799,634

	Mortgage-Backed Securities 0.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.737%, due 11/25/35 (k)	482,359	374,889
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.476%, due 12/25/36 (b)(d)(f)	62,580	41,804
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (b)	190,454	169,516
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.246%, due 11/25/36 (k)	236,901	172,026
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.613%, due 7/25/36 (k)	294,164	233,810

	Total Mortgage-Backed Securities (Cost $1,115,736)		992,045

	Municipal Bond 0.4%
	New York 0.4%
	New York City Industrial Development Agency, JFK International Airport, Revenue Bonds Series A 8.00%, due 8/1/12 (a)	1,430,000	1,444,286

	Total Municipal Bond (Cost $1,454,084)		1,444,286

	U.S. Government & Federal Agencies 0.3%
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	6.00%, due 8/15/32	1	1

	Overseas Private Investment Corporation 0.3%
	5.142%, due 12/15/23	917,654	1,077,987

	United States Treasury Note 0.0%‡
	2.125%, due 8/15/21	70,000	74,572

	Total U.S. Government & Federal Agencies (Cost $989,663)		1,152,560

	Yankee Bonds 13.9% (l)
	Agriculture 0.6%
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (d)	2,250,000	2,205,000

	Banks 2.3%
	Bangkok Bank PCL 4.80%, due 10/18/20 (d)	250,000	265,842
	Barclays Bank PLC 5.14%, due 10/14/20	2,037,000	2,016,630
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	1,685,000	1,743,975
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (b)(d)	1,092,000	1,333,802
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	856,000	931,670
	Royal Bank of Scotland PLC (The) 6.125%, due 1/11/21	2,037,000	2,300,789
			8,592,708
	Building Materials 1.5%
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (d)	1,560,000	1,372,800
	Desarrolladora Homex S.A.B. de C.V. 9.50%, due 12/11/19 (d)	2,000,000	2,077,600
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, due 1/21/20 (d)	2,250,000	2,283,750
			5,734,150
	Electric 0.2%
	InterGen N.V. 9.00%, due 6/30/17 (d)	685,000	666,163

	Food 1.2%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	2,504,000	2,727,677
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	650,000	647,530
	Minerva Luxembourg S.A. 12.25%, due 2/10/22 (d)	1,240,000	1,317,500
			4,692,707
	Forest Products & Paper 0.1%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (d)	815,000	415,650

	Insurance 0.3%
	Oil Insurance, Ltd. 3.443%, due 12/29/49 (b)(d)	652,000	566,705
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(d)	571,000	558,447
			1,125,152
	Iron & Steel 0.5%
	APERAM 7.375%, due 4/1/16 (d)	2,075,000	1,815,625

	Leisure Time 0.2%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	675,000	744,187

	Machinery - Construction & Mining 0.4%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (d)	1,606,000	1,674,255

	Mining 2.5%
¤	Novelis, Inc.
	8.375%, due 12/15/17	734,000	803,730
	8.75%, due 12/15/20	1,223,000	1,357,530
	Teck Resources, Ltd.
	2.50%, due 2/1/18	1,421,000	1,424,119
	10.75%, due 5/15/19	500,000	605,000
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	2,565,000	2,423,925
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (d)	2,526,000	2,868,326
			9,482,630
	Oil & Gas 2.4%
	CITIC Resources Finance, Ltd. 6.75%, due 5/15/14 (d)	200,000	210,500
	ENI S.p.A. 4.15%, due 10/1/20 (d)	1,630,000	1,619,891
	MEG Energy Corp. 6.50%, due 3/15/21 (d)	1,862,000	1,931,825
	OGX Austria GmbH 8.50%, due 6/1/18 (d)	2,740,000	2,414,625
	Precision Drilling Corp.
	6.50%, due 12/15/21	643,000	668,720
	6.625%, due 11/15/20 (i)	1,630,000	1,699,275
	TNK-BP Finance S.A. 7.875%, due 3/13/18 (d)	400,000	474,000
			9,018,836
	Oil & Gas Services 0.7%
	Cie Generale de Geophysique - Veritas
	6.50%, due 6/1/21	600,000	618,000
	9.50%, due 5/15/16	1,675,000	1,827,844
			2,445,844
	Packaging & Containers 0.3%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (d)	1,000,000	1,050,000

	Telecommunications 0.2%
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	815,000	847,600

	Transportation 0.5%
	CHC Helicopter S.A. 9.25%, due 10/15/20	1,483,000	1,512,660
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)	500,000	471,250
			1,983,910
	Total Yankee Bonds (Cost $52,526,763)		52,494,417

	Total Long-Term Bonds (Cost $355,863,917)		361,009,919

		Shares	Value
	Common Stocks 0.7%
	Auto Manufacturers 0.3%
	General Motors Co. (h)	45,730	901,338
	Motors Liquidation Co. GUC Trust (h)	11,598	163,996
			1,065,334
	Banks 0.3%
¤	CIT Group, Inc. (h)	6,479	236,613
	Citigroup, Inc.	41,400	1,123,182
			1,359,795
	Building Materials 0.0%‡
	U.S. Concrete, Inc. (f)(h)	19,613	111,598

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (e)(f)(g)(h)	100,330	1,003

	Oil & Gas Services 0.1%
	Core Laboratories N.V.	2,815	314,042

	Total Common Stocks (Cost $4,204,036)		2,851,772

	Convertible Preferred Stocks 1.4%
	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	6,850	229,269

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.875%	5,900	250,986

	Banks 0.6%
¤	Bank of America Corp. 7.25% Series L	781	794,277
	Citigroup, Inc. 7.50%	8,700	746,808
	Wells Fargo & Co. 7.50% Series L	800	925,600
			2,466,685
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	5,600	662,368

	Insurance 0.1%
	Hartford Financial Services Group, Inc. 7.25%	16,100	283,038
	MetLife, Inc. 5.00%	4,275	268,000
			551,038
	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	200	18,319

	Media 0.1%
	Nielsen Holdings N.V. 6.25%	5,300	292,162

	Oil & Gas 0.3%
	Apache Corp. 6.00%	21,600	1,049,112

	Total Convertible Preferred Stocks (Cost $6,541,128)		5,519,939

		Number of Warrants	Value
	Warrants 0.2%
	Auto Manufacturers 0.2%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (h)	34,575	381,708
	Strike Price $18.33 Expires 7/10/19 (h)	34,575	233,036
			614,744
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (e)(f)(g)(h)	11	0 (m)
	Unsecured Debt Expires 12/18/16 (e)(f)(g)(h)	11	0 (m)
			0 (m)
	Total Warrants (Cost $1,526,502)		614,744

		Principal Amount	Value
	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $7,520,279 (Collateralized by a Federal National Mortgage Association security with a rate of 0.74% and a maturity date of 6/4/15, with a Principal Amount of $7,660,000 and a Market Value of $7,677,710)	$7,520,277	7,520,277

	Total Short-Term Investment (Cost $7,520,277)		7,520,277

	Total Investments, Before Investments Sold Short (Cost $375,655,860) (p)	99.7%	377,516,651

	Long-Term Bonds Sold Short (1.9%)
	Corporate Bond Sold Short (1.9%)
	Apparel (1.9%)
	Levi Strauss & Co. 7.625%, due 5/15/20	(6,800,000)	(7,250,500)

	Total Investments Sold Short (Proceeds $6,811,476)	(1.9)%	(7,250,500)

	Total Investments, Net of Investments Sold Short (Cost $368,844,384)	97.8	370,266,151
	Other Assets, Less Liabilities	2.2	8,152,154
	Net Assets	100.0%	$378,418,305

		Contracts Long	Unrealized Appreciation (Depreciation) (n)
	Futures Contracts (0.0%) ‡
	United States Treasury Bonds September 2012 (30 Year) (o)	160	$839,600

	Total Futures Contracts Long (Settlement Value $24,165,000)		839,600

		Contracts Short
	United States Treasury Notes September 2012 (5 year) (o)	(580)	(545,112)
	September 2012 (10 Year) (o)	(130)	(330,403)

	Total Futures Contracts Short (Settlement Value $89,878,438)		(875,515)

	Total Futures Contracts (Settlement Value $65,713,438)		$(35,915)

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of July 31, 2012 is $6,543,638, which represents 1.7% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Restricted security.
(f)	Illiquid security. The total market value of these securities as of July 31, 2012 is $182,743, which represents 0.1% of the Fund's net assets.
(g)	Fair valued security. The total market value of these securities as of July 31, 2012 is $121,427, which represents less than one-tenth of a percent of the Fund's net assets.
(h)	Non-income producing security.
(i)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(j)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of July 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(k)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2012.
(l)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(m)	Less than one dollar.
(n)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2012.
(o)	As of July 31, 2012, cash in the amount of $206,400 is on deposit with a broker for futures transactions.
(p)	As of July 31, 2012, cost is $375,733,683 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$14,940,620
Gross unrealized depreciation	(13,157,652)
Net unrealized appreciation	$1,782,968

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

As of July 31, 2012, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	9/13/12	JPMorgan Chase Bank	EUR	9,167,000	USD	11,242,867	USD	(41,687)
Pound Sterling vs. U.S. Dollar	9/13/12	JPMorgan Chase Bank	GBP	4,149,000		6,435,928		(68,932)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(110,619)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$11,356,457	$—		$11,356,457
Convertible Bonds (b)	—	18,609,120	50		18,609,170
Corporate Bonds (c)	—	239,532,442	120,374		239,652,816
Foreign Bonds	—	11,508,534	—		11,508,534
Loan Assignments & Participations	—	23,799,634	—		23,799,634
Mortgage-Backed Securities	—	992,045	—		992,045
Municipal Bond	—	1,444,286	—		1,444,286
U.S. Government & Federal Agencies	—	1,152,560	—		1,152,560
Yankee Bonds	—	52,494,417	—		52,494,417
Total Long-Term Bonds	—	360,889,495	120,424		361,009,919
Common Stocks (d)	2,850,769	—	1,003		2,851,772
Convertible Preferred Stocks	5,519,939	—	—		5,519,939
Warrants (e)	614,744	—	0	(e)	614,744
Short-Term Investment
Repurchase Agreement	—	7,520,277	—		7,520,277
Total Investments in Securities	$8,985,452	368,409,772	121,427		377,516,651
Other Financial Instruments
Futures Contracts Long (f)	839,600	—	—		839,600
Total Investments in Securities and Other Financial Instruments	$9,825,052	$368,409,772	$121,427		$378,356,251

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bond Sold Short
Corporate Bond Sold Short	$—	$(7,250,500)	$—	$(7,250,500)
Total Investments in Securities Sold Short	—	(7,250,500)	—	(7,250,500)
Other Financial Instruments
Futures Contracts Short (f)	(875,515)	—	—	(875,515)
Foreign Currency Forward Contracts (f)	—	(110,619)	—	(110,619)
Total Other Financial Instruments	$(875,515)	$(110,619)	$—	$(986,134)
Total Investments in Securities Sold Short and Other Financial Instruments	$(875,515)	$(7,361,119)	$—	$(8,236,634)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $50 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $1,137, $2,640, $24,511 and $92,086 are held in Auto Manufacturers, Commercial Services, Entertainment and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $1,003 is held in Media within the Common Stocks section of the Portfolio of Investments.
(e)	The Level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2012
Long-Term Bonds
Convertible Bonds
Internet	$50		$-	$-	$-	$-	$-	$-	$-	$50		$-
Corporate Bonds
Auto Manufacturers	140,584		-	-	62,235	-	(201,682)	-	-	1,137		(139,447)
Commercial Services	2,640		-	-	-	-	-	-	-	2,640		-
Entertainment	33,545		824	1,389	1,659	-	(12,906)	-	-	24,511		(824)
Retail	88,676		(80)	(81)	6,629	-	(3,058)	-	-	92,086		6,677
Loan Assignments & Participations												-
Machinery	521		(5,071)	(125,173)	129,723	-	-	-	-	-		-
Yankee Bonds												-
Food	70		-	(93,028)	92,958	-	-	-	-	-		-
Common Stocks				-			-
Media	1,003		-	-	-	-	-	-	-	1,003		-
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$267,089		$(4,327)	$(216,893)	$293,204	$-	$(217,646)	$-	$-	$121,427		$(133,594)

(a) Less than one dollar.

As of July 31, 2012, the Fund held the following foreign currencies:

	Currency		Cost		Value
Canadian Dollar	CAD	2	USD	2	USD	2
Euro	EUR	2,219,577		2,720,092		2,730,967
Pound Sterling	GBP	2,874		4,487		4,505
Total			USD	2,724,581	USD	2,735,474

As of July 31, 2012, the Fund held the following restricted securities:

		Shares/Principal
	Date(s) of	Amount/Number		7/31/12		Percent of
Security	Acquisition	of Warrants	Cost	Value		Net Assets
Adelphia Contingent Value Vehicle
Common Stock	5/17/02-5/29/05	100,330	$31,487	$1,003		0.0	%‡
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$504,238	8,348	50		0.0	‡
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	11	-	0	(a)	0.0	‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	11	34	0	(a)	0.0	‡
Total			$39,869	$1,053		0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay Global High Income Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.3%†
	Corporate Bonds 41.2%
	Australia 0.6%
	Mirabela Nickel, Ltd. 8.75%, due 4/15/18 (a)		$3,000,000	$2,160,000

	Austria 1.0%
	OGX Austria GmbH 8.50%, due 6/1/18 (a)		3,750,000	3,304,688

	Bermuda 0.4%
	CITIC Resources Finance, Ltd. 6.75%, due 5/15/14 (a)		1,475,000	1,552,438

	Brazil 1.5%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		3,000,000	3,180,000
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (a)		2,000,000	2,167,000
				5,347,000
	Cayman Islands 4.8%
	Braskem Finance, Ltd. 7.00%, due 5/7/20 (a)		3,000,000	3,382,500
	CCL Finance, Ltd. 9.50%, due 8/15/14 (a)		2,500,000	2,800,000
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (a)		3,000,000	2,988,600
	Odebrecht Finance, Ltd.
	6.00%, due 4/5/23 (a)		500,000	541,250
	7.00%, due 4/21/20 (a)		3,000,000	3,330,000
	Petrobras International Finance Co. 5.375%, due 1/27/21		3,000,000	3,356,046
				16,398,396
	Colombia 1.1%
	Ecopetrol S.A. 7.625%, due 7/23/19		3,000,000	3,885,000

	Georgia 1.0%
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (a)		3,500,000	3,431,750

	Ireland 0.7%
	Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,308,000

	Kazakhstan 2.5%
¤	KazMunayGas National 11.75%, due 1/23/15 (a)		7,000,000	8,479,310

	Luxembourg 6.0%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		1,500,000	1,620,240
	CSN Resources S.A. 6.50%, due 7/21/20 (a)		1,500,000	1,623,750
	Evraz Group S.A. 7.40%, due 4/24/17 (a)		3,250,000	3,236,675
	Gaz Capital S.A. for Gazprom Series Reg S 9.25%, due 4/23/19		6,000,000	7,767,960
	Minerva Luxembourg S.A. 12.25%, due 2/10/22 (a)		3,250,000	3,453,125
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (a)		3,000,000	2,940,000
				20,641,750
	Mexico 6.4%
	Controladora Mabe S.A. de C.V.
	7.875%, due 10/28/19 (a)		1,600,000	1,760,000
	7.875%, due 10/28/19		1,160,000	1,276,000
	Corporacion GEO S.A.B. de C.V. 8.875%, due 3/27/22 (a)		2,000,000	2,080,000
	Desarrolladora Homex S.A.B. de C.V. 9.75%, due 3/25/20 (a)		3,000,000	3,120,000
	Empresas ICA S.A.B. de C.V. 8.375%, due 7/24/17 (a)		3,000,000	3,015,000
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (a)		3,000,000	3,267,984
	Petroleos Mexicanos 6.50%, due 6/2/41 (a)		1,000,000	1,265,000
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17		3,000,000	3,142,500
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.75%, due 2/3/22 (a)		3,000,000	3,045,000
				21,971,484
	Netherlands 4.4%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		1,000,000	1,113,800
	Lukoil International Finance B.V.
	6.656%, due 6/7/22 (a)		1,000,000	1,152,310
	7.25%, due 11/5/19 (a)		2,000,000	2,320,000
¤	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		8,300,000	10,188,250
	WPE International Cooperatief UA 10.375%, due 9/30/20 (a)		500,000	409,550
				15,183,910
	Republic of Korea 3.0%
	Export-Import Bank of Korea 4.375%, due 9/15/21		2,000,000	2,169,662
	Korea Finance Corp. 4.625%, due 11/16/21		3,000,000	3,305,475
	Korea Gas Corp. 6.25%, due 1/20/42 (a)		2,000,000	2,660,284
	National Agricultural Cooperative Federation 3.50%, due 2/8/17 (a)		2,000,000	2,076,452
				10,211,873
	Spain 0.8%
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (a)		3,000,000	2,640,000

	Thailand 1.2%
	Bangkok Bank PCL 4.80%, due 10/18/20 (a)		3,750,000	3,987,622

	Trinidad and Tobago 1.0%
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (a)		2,840,000	3,542,900

	United Arab Emirates 1.0%
	Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (a)		3,000,000	3,525,000

	United Kingdom 1.7%
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (b)	A$	3,000,000	3,433,414
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		$2,750,000	2,598,750
				6,032,164
	United States 1.0%
	AES Corp. (The) 8.00%, due 10/15/17		3,000,000	3,487,500

	Venezuela 1.1%
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		4,000,000	3,870,000

	Total Corporate Bonds (Cost $132,905,870)			141,960,785

	Government & Federal Agencies 53.1%
	Argentina 2.0%
	Republic of Argentina
	2.50%, due 12/31/38		17,360,000	5,642,000
	8.28%, due 12/31/33		2,025,827	1,347,175
				6,989,175
	Belize 0.2%
	Belize Government Series Reg S 8.50%, due 2/20/29		1,500,000	731,250

	Colombia 3.2%
¤	Republic of Colombia 4.375%, due 7/12/21		9,500,000	10,972,500

	Croatia 2.5%
¤	Republic of Croatia
	6.375%, due 3/24/21 (a)		7,000,000	7,148,750
	6.625%, due 7/14/20 (a)		1,500,000	1,545,000
				8,693,750
	Dominican Republic 1.1%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,809,750

	El Salvador 2.3%
	Republic of El Salvador
	Series Reg S 7.375%, due 12/1/19 (a)		3,000,000	3,372,000
	7.65%, due 6/15/35		2,450,000	2,646,000
	8.25%, due 4/10/32 (a)		1,550,000	1,782,500
				7,800,500
	Gabon 0.8%
	Gabonese Republic 8.20%, due 12/12/17 (a)		2,200,000	2,574,000

	Georgia 0.6%
	Republic of Georgia Series Reg S 6.875%, due 4/12/21		2,000,000	2,185,000

	Ghana 0.8%
	Republic of Ghana Series Reg S 8.50%, due 10/4/17		2,500,000	2,800,000

	Indonesia 3.4%
¤	Republic of Indonesia
	4.875%, due 5/5/21 (a)		8,000,000	9,080,000
	6.625%, due 2/17/37 (a)		2,000,000	2,632,500
				11,712,500
	Jamaica 0.2%
	Jamaica Government 8.00%, due 6/24/19		650,000	658,125

	Lebanon 1.9%
	Lebanon Government International Bond Series Reg S 6.00%, due 5/20/19		6,500,000	6,565,000

	Lithuania 1.1%
	Republic of Lithuania 5.125%, due 9/14/17 (a)		3,500,000	3,797,500

	Mexico 2.7%
¤	United Mexican States 7.25%, due 12/15/16	M$	111,250,000	9,146,066

	Nigeria 0.6%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		$2,000,000	2,180,000

	Panama 1.3%
	Republic of Panama 6.70%, due 1/26/36		3,058,000	4,330,128

	Peru 2.6%
¤	Republic of Peru 7.35%, due 7/21/25		6,000,000	8,760,000

	Philippines 5.0%
¤	Republic of Philippines
	4.00%, due 1/15/21		3,500,000	3,871,875
	8.375%, due 6/17/19		4,000,000	5,480,000
	9.50%, due 2/2/30		4,660,000	7,939,475
				17,291,350
	Poland 1.9%
	Poland Government Bond 5.75%, due 10/25/21	PLN	20,300,000	6,466,396

	Portugal 0.9%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23		€4,200,000	3,155,648

	Republic of Korea 1.5%
	Korea Housing Finance Corp. 3.50%, due 12/15/16 (a)		$5,000,000	5,237,845

	Senegal 0.4%
	Republic of Senegal 8.75%, due 5/13/21 (a)		1,250,000	1,392,250

	Sri Lanka 0.9%
	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		3,000,000	3,120,000

	Supranational 0.8%
	International Bank for Reconstruction & Development 14.50%, due 3/28/13 (c)	NGN	472,000,000	2,892,612

	Turkey 6.2%
¤	Republic of Turkey
	5.125%, due 3/25/22		$1,800,000	1,968,750
	6.00%, due 1/14/41		5,000,000	5,775,000
	7.375%, due 2/5/25		6,225,000	8,154,750
	9.00%, due 3/8/17	YTL	9,400,000	5,462,406
				21,360,906
	Ukraine 2.1%
	Financing of Infrastructural Projects State Enterprise 8.375%, due 11/3/17 (a)		$2,000,000	1,710,000
	Ukraine Government 7.75%, due 9/23/20 (a)		6,000,000	5,415,000
				7,125,000
	Uruguay 1.4%
	Republica Orient Uruguay 4.375%, due 12/15/28	UYU	89,345,400	4,777,782

	Venezuela 4.1%
¤	Republic of Venezuela
	6.00%, due 12/9/20		$7,800,000	5,440,500
	Series Reg S 9.25%, due 5/7/28		11,095,000	8,681,838
				14,122,338
	Vietnam 0.6%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		2,000,000	2,180,000

	Total Government & Federal Agencies (Cost $166,246,432)			182,827,371

	Total Long-Term Bonds (Cost $299,152,302)			324,788,156

	Short-Term Investment 2.7%
	Repurchase Agreement 2.7%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $9,291,333 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 2/15/36, with a Principal Amount of $6,725,000 and a Market Value of $9,482,391)		9,291,330	9,291,330

	Total Short-Term Investment (Cost $9,291,330)			9,291,330

	Total Investments (Cost $308,443,632) (d)		97.0%	334,079,486
	Other Assets, Less Liabilities		3.0	10,374,777
	Net Assets		100.0%	$344,454,263

¤	Among the Fund's 10 largest issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(c)	Fair valued security. The total market value of this security as of July 31, 2012 is $2,892,612, which represents 0.8% of the Fund's net assets.
(d)	As of July 31, 2012, cost is $308,443,632 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$28,962,364
Gross unrealized depreciation	(3,326,510)
Net unrealized appreciation	$25,635,854

The following abbreviations are used in the above portfolio:
€	-Euro
A$	-Australian Dollar
M$	-Mexican Peso
NGN	-Nigerian Naira
PLN	-Polish Zloty
UYU	-Uruguayan Peso
YTL	-Turkish Lira

As of July 31, 2012, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Argentine Peso vs. U.S. Dollar	8/8/12	JPMorgan Chase Bank	ARS	9,780,000	USD	2,000,000	USD	122,050
Polish Zloty vs. U.S. Dollar	10/3/12	Barclays Bank PLC	PLN	11,118,690		3,300,000		3,832
Russian Rubles vs. U.S. Dollar	9/10/12	HSBC Bank USA	RUB	196,320,000		6,000,000		52,063
South Korean Won vs. U.S. Dollar	10/4/12	HSBC Bank USA	KRW	7,300,000,000		6,361,656		68,678

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	8/15/12	HSBC Bank USA	AUD	3,150,000	USD	3,142,062	USD	(164,321)
Brazilian Real vs. U.S. Dollar	8/8/12	JPMorgan Chase Bank	BRL	4,158,000		2,000,000		(26,944)
Euro vs. Polish Zloty	8/8/12	HSBC Bank USA	EUR	2,700,000	PLN	11,435,850		98,269
Euro vs. Polish Zloty	9/14/12	HSBC Bank USA	EUR	2,700,000		11,180,430		5,753
Euro vs. U.S. Dollar	8/17/12	HSBC Bank USA	EUR	5,000,000	USD	6,374,500		221,479
Euro vs. U.S. Dollar	10/12/12	HSBC Bank USA	EUR	2,648,247		3,250,000		(11,265)
Polish Zloty vs. Euro	8/8/12	HSBC Bank USA	PLN	11,435,850	EUR	2,774,682		(6,375)
Pound Sterling vs. U.S. Dollar	10/12/12	HSBC Bank USA	GBP	2,096,866	USD	3,250,000		(37,481)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	325,738

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$141,960,785	$—	$141,960,785
Government & Federal Agencies (b)	—	179,934,759	2,892,612	182,827,371
Total Long-Term Bonds	—	321,895,544	2,892,612	324,788,156
Short-Term Investment
Repurchase Agreement	—	9,291,330	—	9,291,330
Total Investments in Securities	—	331,186,874	2,892,612	334,079,486
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	572,124	—	572,124
Total Other Financial Instruments	—	572,124	—	572,124
Total Investments in Securities and Other Financial Instruments	$—	$331,758,998	$2,892,612	$334,651,610

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(246,386)	$—	$(246,386)
Total Other Financial Instruments	$—	$(246,386)	$—	$(246,386)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $2,892,612 is held in Supranational within the Government & Federal Agencies section of the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2012
Long-Term Bonds
Corporate Bonds
Cayman Islands	$280	$37,170	$(372,048)	$371,768	$-	$(37,170)	$-	$-	$-	$-
Government & Federal Agencies
Supranational	-	-	-	(109,933)	3,002,545	-	-	-	$2,892,612	(109,933)
Total	$280	$37,170	$(372,048)	$261,835	$3,002,545	$(37,170)	$-	$-	$2,892,612	$(109,933)

As of July 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	196,764	USD	200,510	USD	206,780
Euro	EUR	2,355		2,887		2,898
Mexican Peso	MXN	4,077,622		292,819		306,623
Polish Zloty	PLN	52,650		16,583		15,759
Total			USD	512,799	USD	532,060

MainStay Government Fund
Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.3%†
	Asset-Backed Securities 1.4%
	Diversified Financial Services 0.3%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	$766,886	$785,767

	Home Equity 0.0%‡
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	77,977	78,034

	Utilities 1.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	2,525,000	3,089,462

	Total Asset-Backed Securities (Cost $3,399,125)		3,953,263

	Corporate Bonds 5.9%
	Agriculture 1.7%
	Altria Group, Inc. 9.70%, due 11/10/18	3,400,000	4,849,393

	Auto Manufacturers 1.1%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	2,920,000	3,132,468

	Electric 1.1%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,030,000	3,074,347

	Pipelines 0.9%
	Plains All American Pipeline, L.P. 5.00%, due 2/1/21	2,300,000	2,683,955

	Real Estate Investment Trusts 1.1%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,150,000	2,599,146

	ProLogis, L.P. 7.375%, due 10/30/19	600,000	747,981

			3,347,127

	Total Corporate Bonds (Cost $15,150,527)		17,087,290

	Mortgage-Backed Securities 4.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.5%
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,970,000	2,211,516
	Citigroup / Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5 5.617%, due 10/15/48	710,000	810,914
	Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,464,000	1,712,200
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.821%, due 8/25/36 (c)	578,430	512,410
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (d)	520,000	561,135
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	620,000	739,837
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,000,000	1,053,275
	GS Mortgage Securities Corp. II Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	854,032
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (d)	1,055,000	1,162,764
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	600,000	633,528
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (b)	950,000	991,614
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.68%, due 2/25/42 (b)(d)(e)(f)	1,390,541	1,113,475
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (d)	800,000	853,536
	Total Mortgage-Backed Securities (Cost $12,798,404)		13,210,236

	U.S. Government & Federal Agencies 87.5%
	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 1.3%
	Series 2003-T1, Class B 4.491%, due 11/25/12	3,865,000	3,895,939

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	891,839	117,487
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	161,065	24,826
			142,313

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 19.1%
	2.375%, due 6/1/35 (b)	392,378	420,468
	2.375%, due 2/1/37 (b)	103,720	110,579
	2.726%, due 3/1/35 (b)	55,841	59,512
	3.50%, due 10/1/25	1,015,853	1,091,915
¤	3.50%, due 11/1/25	5,105,507	5,486,976
	4.00%, due 3/1/25	3,171,063	3,436,210
	4.00%, due 7/1/25	1,075,898	1,163,741
	4.00%, due 8/1/31	347,469	375,630
	4.00%, due 8/1/39	518,787	572,565
¤	4.00%, due 12/1/40	5,010,388	5,510,175
¤	4.00%, due 2/1/41	7,936,402	8,698,993
¤	4.00%, due 3/1/41	9,127,848	10,044,466
	4.00%, due 4/1/41	879,230	956,119
	4.00%, due 1/1/42	3,997,831	4,399,293
	4.50%, due 3/1/41	1,331,848	1,502,416
	4.50%, due 8/1/41	2,053,449	2,272,791
	5.00%, due 1/1/20	322,899	348,946
	5.00%, due 6/1/33	1,517,229	1,652,674
	5.00%, due 8/1/33	1,306,074	1,424,807
	5.00%, due 5/1/36	1,487,097	1,616,245
	5.00%, due 10/1/39	1,793,937	2,003,270
	5.50%, due 1/1/21	855,038	937,228
	5.50%, due 11/1/35	1,022,310	1,136,431
	5.50%, due 11/1/36	283,071	316,970
	6.50%, due 4/1/37	225,072	256,751
			55,795,171

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 50.5%
	2.31%, due 11/1/34 (b)	333,177	354,817
	2.731%, due 4/1/34 (b)	676,849	725,073
	3.50%, due 11/1/20	5,155,612	5,482,026
	3.50%, due 10/1/25	2,318,180	2,503,345
¤	3.50%, due 11/1/25	16,445,260	17,757,193
	3.50%, due 2/1/41	4,166,101	4,424,203
	3.50%, due 11/1/41	3,477,897	3,744,717
	3.50%, due 12/1/41	393,714	422,289
	3.50%, due 1/1/42	2,632,182	2,838,027
	4.00%, due 9/1/31	3,805,675	4,111,950
	4.00%, due 2/1/41	1,295,574	1,427,776
	4.00%, due 3/1/41	3,348,718	3,701,282
	4.00%, due 10/1/41	819,052	905,285
	4.00%, due 3/1/42	2,113,604	2,342,489
	4.00%, due 4/1/42	992,591	1,100,080
	4.00%, due 7/1/42	2,310,000	2,538,857
	4.50%, due 7/1/18	4,178,902	4,517,915
	4.50%, due 11/1/18	2,819,741	3,048,493
	4.50%, due 6/1/23	1,990,753	2,144,166
	4.50%, due 6/1/39	4,827,232	5,404,444
	4.50%, due 7/1/39	3,857,073	4,361,769
	4.50%, due 9/1/40	2,353,588	2,661,554
	4.50%, due 12/1/40	3,711,935	4,087,442
¤	4.50%, due 1/1/41	5,199,442	5,879,787
	4.50%, due 2/1/41	1,271,323	1,429,829
	5.00%, due 9/1/17	1,318,868	1,432,905
	5.00%, due 9/1/20	125,263	136,114
	5.00%, due 11/1/33	1,593,779	1,745,686
	5.00%, due 6/1/35	1,560,653	1,713,022
	5.00%, due 10/1/35	738,791	808,647
	5.00%, due 1/1/36	386,276	422,792
	5.00%, due 2/1/36	2,761,695	3,022,779
	5.00%, due 5/1/36	1,911,268	2,091,950
	5.00%, due 6/1/36	470,861	513,533
	5.00%, due 9/1/36	495,637	541,328
	5.00%, due 3/1/40	2,610,654	2,909,247
	5.00%, due 2/1/41	3,961,386	4,462,748
	5.50%, due 1/1/17	92,900	101,321
	5.50%, due 2/1/17	2,069,784	2,253,998
	5.50%, due 6/1/19	1,137,896	1,247,798
	5.50%, due 11/1/19	1,163,786	1,276,188
	5.50%, due 4/1/21	1,870,036	2,050,066
	5.50%, due 6/1/33	4,725,389	5,224,092
	5.50%, due 11/1/33	2,635,243	2,913,358
	5.50%, due 12/1/33	3,146,943	3,479,062
	5.50%, due 6/1/34	726,796	803,045
	5.50%, due 12/1/34	343,731	379,793
	5.50%, due 3/1/35	1,326,636	1,465,816
	5.50%, due 12/1/35	371,434	409,706
	5.50%, due 4/1/36	1,231,648	1,358,553
	5.50%, due 9/1/36	347,213	383,857
	5.50%, due 7/1/37	505,223	568,174
	6.00%, due 12/1/16	145,661	155,643
	6.00%, due 11/1/32	738,650	831,328
	6.00%, due 1/1/33	566,161	637,197
	6.00%, due 3/1/33	696,109	783,449
	6.00%, due 9/1/34	205,922	230,247
¤	6.00%, due 7/1/35 TBA (h)	5,300,000	5,845,735
	6.00%, due 9/1/35	2,275,055	2,553,346
	6.00%, due 10/1/35	546,403	612,119
	6.00%, due 6/1/36	1,140,295	1,260,560
	6.00%, due 11/1/36	1,532,137	1,712,403
	6.00%, due 4/1/37	351,035	385,206
	6.50%, due 10/1/31	390,062	453,949
	6.50%, due 2/1/37	175,560	200,155
			147,291,723

	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.4%
	4.00%, due 7/15/39	1,174,633	1,293,198
	4.00%, due 9/20/40	3,487,637	3,861,332
	4.00%, due 11/20/40	363,020	401,917
	4.00%, due 1/15/41	3,588,014	3,950,179
	4.00%, due 10/15/41	4,421,631	4,869,321
¤	4.50%, due 5/20/40	5,177,175	5,769,853
	5.00%, due 5/1/38 TBA (h)	1,500,000	1,659,844
	5.50%, due 2/1/36 TBA (h)	2,950,000	3,298,469
	6.00%, due 8/15/32	766,241	873,724
	6.00%, due 12/15/32	367,018	418,500
	6.50%, due 8/15/28	264,450	310,935
	6.50%, due 4/15/31	695,046	814,169
			27,521,441
¤	Overseas Private Investment Corporation 2.6%
	5.142%, due 12/15/23	6,347,108	7,456,075

	Tennessee Valley Authority 4.5%
	3.875%, due 2/15/21	2,250,000	2,641,088
¤	4.65%, due 6/15/35	5,605,000	6,772,421
	6.25%, due 12/15/17	2,980,000	3,808,547
			13,222,056
	United States Treasury Inflation - Indexed Note 0.0%‡
	2.00%, due 7/15/14 (i)	52	56

	Total U.S. Government & Federal Agencies (Cost $237,720,827)		255,324,774

	Total Long-Term Bonds (Cost $269,068,883)		289,575,563

	Short-Term Investment 3.6%
	Repurchase Agreement 3.6%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $10,659,098 (Collateralized by a United State Treasury Bond with a rate of 4.50% and a maturity date of 2/15/36, with a Principal Amount of $7,715,000 and a Market Value of $10,878,312)	10,659,095	10,659,095

	Total Short-Term Investment (Cost $10,659,095)		10,659,095

	Total Investments (Cost $279,727,978) (j)	102.9%	300,234,658
	Other Assets, Less Liabilities	(2.9)	(8,374,161)

	Net Assets	100.0%	$291,860,497

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment or other asset-backed security. The total market value of this security as of July 31, 2012 is $78,034, which represents less than one-tenth of a percent of the Fund's net assets.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(c)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2012.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security. The total market value of this security as of July 31, 2012 is $1,113,475, which represents 0.4% of the Fund's net assets.
(f)	Illiquid security. The total market value of this security as of July 31, 2012 is $1,113,475, which represents 0.4% of the Fund's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of July 31, 2012 is $10,804,048, which represents 3.7% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(i)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	As of July 31, 2012, cost is $279,727,978 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$20,840,360
Gross unrealized depreciation	(333,680)
Net unrealized appreciation	$20,506,680

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,953,263	$—	$3,953,263
Corporate Bonds	—	17,087,290	—	17,087,290
Mortgage-Backed Securities (b)	—	12,096,761	1,113,475	13,210,236
U.S. Government & Federal Agencies	—	255,324,774	—	255,324,774
Total Long-Term Bonds	—	288,462,088	1,113,475	289,575,563
Short-Term Investment
Repurchase Agreement	—	10,659,095	—	10,659,095
Total Investments in Securities	$—	$299,121,183	$1,113,475	$300,234,658

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $1,113,475 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2012
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	$1,281,268	$473	$489	$(135,665)	$-	$(33,090	)(a)	$-	$-	$1,113,475	$(138,484)
Total	$1,281,268	$473	$489	$(135,665)	$-	$(33,090)		$-	$-	$1,113,475	$(138,484)

(a) Sales include principal reductions.

MainStay High Yield Corporate Bond Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 92.9%†
	Convertible Bonds 0.5%
	Holding Companies - Diversified 0.5%
	Icahn Enterprises, L.P.
	4.00%, due 8/15/13 (a)(b)	$700,000	$703,080
	4.00%, due 8/15/13 (a)	37,275,000	37,439,009
			38,142,089
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (c)(d)(e)(f)	61,533,853	6,154

	Packaging & Containers 0.0%‡
	Owens-Brockway Glass Container, Inc. 3.00%, due 6/1/15 (b)	890,000	861,075

	Total Convertible Bonds (Cost $37,517,800)		39,009,318

	Corporate Bonds 79.5%
	Advertising 0.4%
	Lamar Media Corp.
	5.875%, due 2/1/22	11,000,000	11,605,000
	7.875%, due 4/15/18	7,490,000	8,313,900
	9.75%, due 4/1/14	9,780,000	10,965,825
			30,884,725
	Aerospace & Defense 1.4%
	AAR Corp. 7.25%, due 1/15/22 (b)	19,465,000	19,270,350
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	7,270,000	7,815,250
	BE Aerospace, Inc. 5.25%, due 4/1/22	29,690,000	31,174,500
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (b)	14,700,000	15,141,000
	TransDigm, Inc. 7.75%, due 12/15/18	32,500,000	36,237,500
			109,638,600
	Apparel 0.2%
	Hanesbrands, Inc. 8.00%, due 12/15/16	13,830,000	15,368,588

	Auto Manufacturers 0.4%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	18,090,000	18,836,212
	Ford Motor Co. 6.50%, due 8/1/18	2,645,000	2,985,544
	Oshkosh Corp.
	8.25%, due 3/1/17	9,144,000	10,012,680
	8.50%, due 3/1/20	2,010,000	2,238,638
			34,073,074
	Auto Parts & Equipment 2.5%
	Affinia Group, Inc. 9.00%, due 11/30/14	17,230,000	17,509,987
	Allison Transmission, Inc. 7.125%, due 5/15/19 (b)	24,040,000	25,272,050
	Cooper Tire & Rubber Co. 7.625%, due 3/15/27	1,597,000	1,575,041
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	33,860,000	36,526,475
	Dana Holding Corp.
	6.50%, due 2/15/19	18,469,000	19,600,226
	6.75%, due 2/15/21	4,430,000	4,767,788
	Delphi Corp.
	5.875%, due 5/15/19	24,780,000	26,421,675
	6.125%, due 5/15/21	1,300,000	1,418,625
	Exide Technologies 8.625%, due 2/1/18	24,645,000	19,592,775
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22	9,000,000	9,191,250
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (d)(e)(f)(g)	15,444,000	23,166
	Tenneco, Inc.
	6.875%, due 12/15/20	10,225,000	11,030,219
	7.75%, due 8/15/18	1,300,000	1,405,625
	Titan International, Inc. 7.875%, due 10/1/17	4,480,000	4,636,800
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (b)	7,680,000	8,208,000
	8.875%, due 12/1/17 (b)	11,595,000	12,768,994
			199,948,696
	Banks 1.6%
¤	Ally Financial, Inc.
	(zero coupon), due 12/1/12	11,960,000	11,806,912
	(zero coupon), due 6/15/15	1,640,000	1,400,150
	6.25%, due 12/1/17	2,180,000	2,357,125
	7.50%, due 9/15/20	11,372,000	13,262,595
	8.00%, due 11/1/31	34,299,000	40,599,876
	8.30%, due 2/12/15	30,351,000	33,727,549
	Provident Funding Associates, L.P.
	10.125%, due 2/15/19 (b)	7,405,000	7,330,950
	10.25%, due 4/15/17 (b)	12,155,000	12,884,300
			123,369,457
	Beverages 0.6%
	Cott Beverages, Inc.
	8.125%, due 9/1/18	10,215,000	11,210,962
	8.375%, due 11/15/17	32,284,000	35,189,560
			46,400,522
	Biotechnology 0.1%
	Bio Rad Labs 8.00%, due 9/15/16	7,810,000	8,551,950

	Building Materials 2.6%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (b)	11,681,000	12,761,492
	6.875%, due 8/15/18 (b)	17,498,000	18,854,095
	7.00%, due 2/15/20 (b)	8,265,000	9,008,850
	7.50%, due 3/15/20 (b)	18,875,000	20,762,500
	Headwaters, Inc. 7.625%, due 4/1/19	18,665,000	18,641,669
	Jeld-Wen Escrow Corp. 12.25%, due 10/15/17 (b)	12,835,000	14,439,375
	Taylor Morrison Communities, Inc. 7.75%, due 4/15/20 (b)	13,850,000	14,715,625
¤	Texas Industries, Inc. 9.25%, due 8/15/20	73,920,000	77,616,000
	USG Corp.
	6.30%, due 11/15/16	4,065,000	3,958,294
	7.875%, due 3/30/20 (b)	13,850,000	14,732,937
			205,490,837
	Chemicals 1.8%
	CF Industries, Inc.
	6.875%, due 5/1/18	9,351,000	11,314,710
	7.125%, due 5/1/20	820,000	1,025,000
	Georgia Gulf Corp. 9.00%, due 1/15/17 (b)	23,240,000	26,203,100
	Huntsman International LLC 5.50%, due 6/30/16	10,251,000	10,276,627
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	16,150,000	16,836,375
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	13,610,000	13,405,850
	Olin Corp. 8.875%, due 8/15/19	23,156,000	25,240,040
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (b)	41,920,000	40,714,800
	PolyOne Corp. 7.375%, due 9/15/20	726,000	793,155
			145,809,657
	Coal 2.2%
	Arch Coal, Inc.
	7.00%, due 6/15/19	27,048,000	23,599,380
	7.25%, due 10/1/20	6,520,000	5,656,100
	8.75%, due 8/1/16	4,240,000	4,144,600
	CONSOL Energy, Inc. 8.00%, due 4/1/17	48,731,000	51,533,032
	Peabody Energy Corp.
	6.00%, due 11/15/18 (b)	25,040,000	25,040,000
	6.25%, due 11/15/21 (b)	14,950,000	14,763,125
	6.50%, due 9/15/20	21,690,000	21,906,900
	7.375%, due 11/1/16	2,185,000	2,403,500
	7.875%, due 11/1/26	1,642,000	1,699,470
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	11,741,000	11,917,115
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II 8.375%, due 6/1/20 (b)	7,236,000	7,308,360
	Somerset Cayuga Holding Co., Inc. 20.00%, due 6/15/17 (b)(d)(e)(f)(h)	3,440,000	4,644,000
			174,615,582
	Commercial Services 3.8%
	Alliance Data Systems Corp. 6.375%, due 4/1/20 (b)	18,230,000	18,959,200
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	8.25%, due 1/15/19 (b)	6,928,000	7,438,940
	8.25%, due 1/15/19	6,627,000	7,115,741
	9.625%, due 3/15/18	2,191,000	2,423,794
	9.75%, due 3/15/20	9,080,000	10,158,250
	Cenveo Corp. 8.875%, due 2/1/18	16,760,000	14,581,200
	Corrections Corporation of America 7.75%, due 6/1/17	7,745,000	8,388,803
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (c)(d)(e)(f)(g)	21,941,051	1,579,756
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	20,255,000	20,938,606
	iPayment, Inc. 10.25%, due 5/15/18	9,110,000	8,426,750
	Knowledge Universe Education LLC 7.75%, due 2/1/15 (b)	27,015,000	22,557,525
	Lender Processing Services, Inc. 8.125%, due 7/1/16	17,621,000	18,347,866
	PHH Corp. 9.25%, due 3/1/16	13,485,000	14,563,800
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (e)(f)(g)	460,000	7,360
	9.75%, due 1/15/49 (b)(e)(f)(g)	26,020,000	416,320
	Rent-A-Center, Inc. 6.625%, due 11/15/20	5,480,000	5,911,550
	RR Donnelley & Sons Co. 7.25%, due 5/15/18	12,410,000	12,285,900
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (b)	17,230,000	18,091,500
	Sunstate Equipment Co. LLC / Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (b)(h)	33,225,000	34,055,625
	UR Merger Sub Corp.
	5.75%, due 7/15/18 (b)	12,005,000	12,545,225
	7.375%, due 5/15/20 (b)	20,430,000	21,604,725
	7.625%, due 4/15/22 (b)	26,962,000	28,680,828
	Valassis Communications, Inc. 6.625%, due 2/1/21	15,580,000	15,580,000
			304,659,264
	Computers 0.4%
	iGATE Corp. 9.00%, due 5/1/16	19,286,000	20,443,160
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	8,070,000	8,312,100
			28,755,260
	Distribution & Wholesale 0.4%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	33,645,000	35,453,419

	Diversified Financial Services 1.0%
	CNG Holdings, Inc. 9.375%, due 5/15/20 (b)	15,314,000	16,041,415
	Community Choice Financial, Inc.
	10.75%, due 5/1/19 (b)	23,745,000	23,507,550
	12.75%, due 5/1/20 (b)(e)	9,500,000	9,832,500
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	24,350,394
	9.375%, due 3/1/20	1,695,000	2,099,681
			75,831,540
	Electric 3.4%
	AES Eastern Energy, L.P. (Escrow Shares) Series 1999-A 9.00%, due 1/2/17 (c)(d)(e)(f)	16,046,962	1,604,696
	Calpine Construction Finance Co., L.P. / CCFC Finance Corp. 8.00%, due 6/1/16 (b)	49,185,000	53,304,244
	Calpine Corp. 7.25%, due 10/15/17 (b)	32,614,000	35,304,655
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	33,555,000	36,952,444
	GenOn Energy, Inc. 9.50%, due 10/15/18	32,230,000	35,533,575
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (b)	5,925,000	6,606,375
	PNM Resources, Inc. 9.25%, due 5/15/15	6,241,000	7,130,343
	Public Service Co. of New Mexico 7.95%, due 5/15/18	9,965,000	12,066,100
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	6,425,000	6,746,250
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	4,625,000	4,925,625
	7.875%, due 6/15/17	64,420,000	67,318,900
			267,493,207
	Electrical Components & Equipment 0.5%
	Anixter, Inc. 5.625%, due 5/1/19	8,110,000	8,414,125
	Belden, Inc.
	7.00%, due 3/15/17	12,530,000	12,984,212
	9.25%, due 6/15/19	15,000,000	16,500,000
			37,898,337
	Engineering & Construction 0.5%
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	29,035,000	20,469,675
	13.00%, due 3/15/18 (b)(h)	21,485,000	21,914,700
			42,384,375
	Entertainment 2.6%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18 (b)	24,270,000	24,209,325
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	21,076,000	22,920,150
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	32,876,000	32,054,100
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (b)	3,940,000	3,447,500
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (b)	25,178,000	28,010,525
	Peninsula Gaming LLC
	8.375%, due 8/15/15	10,095,000	10,549,275
	10.75%, due 8/15/17	26,775,000	30,490,031
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17	5,041,000	5,494,690
	Production Resource Group, Inc. 8.875%, due 5/1/19	12,411,000	9,370,305
	Speedway Motorsports, Inc. 8.75%, due 6/1/16	11,035,000	11,972,975
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (e)(f)	859,959	601,972
	Vail Resorts, Inc. 6.50%, due 5/1/19	12,590,000	13,565,725
	WMG Acquisition Corp.
	9.50%, due 6/15/16	5,000,000	5,481,250
	11.50%, due 10/1/18	10,165,000	11,257,737
			209,425,560
	Environmental Controls 0.3%
	Clean Harbors, Inc. 5.25%, due 8/1/20 (b)	17,015,000	17,546,719
	Heckmann Corp. 9.875%, due 4/15/18 (b)	10,460,000	9,989,300
			27,536,019
	Finance - Auto Loans 1.5%
	Credit Acceptance Corp. 9.125%, due 2/1/17	15,005,000	16,580,525
¤	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	6,080,000	6,346,365
	7.00%, due 4/15/15	23,530,000	26,177,125
	8.00%, due 6/1/14	5,845,000	6,491,358
	12.00%, due 5/15/15	24,945,000	30,826,432
	General Motors Financial Co., Inc. 6.75%, due 6/1/18	30,400,000	33,469,549
			119,891,354
	Finance - Consumer Loans 0.3%
	SLM Corp.
	8.00%, due 3/25/20	10,130,000	11,370,925
	8.45%, due 6/15/18	13,660,000	15,572,400
			26,943,325
	Finance - Other Services 1.0%
¤	Nationstar Mortgage LLC / Nationstar Capital Corp.
	9.625%, due 5/1/19 (b)	18,064,000	19,293,480
	10.875%, due 4/1/15	44,317,000	47,862,360
	SquareTwo Financial Corp. 11.625%, due 4/1/17	17,290,000	14,955,850
			82,111,690
	Food 1.9%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (b)	17,678,000	16,838,295
	American Stores Co. 8.00%, due 6/1/26	38,084,000	31,038,460
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (b)(h)	16,758,522	13,490,610
	B&G Foods, Inc. 7.625%, due 1/15/18	10,895,000	11,766,600
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (b)	9,194,000	9,469,820
	Harmony Foods Corp. 10.00%, due 5/1/16 (b)(e)	4,420,000	4,596,800
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	17,620,000	18,280,750
	10.00%, due 7/15/14	11,397,000	13,419,968
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (e)(f)	23,700,000	23,996,250
	7.75%, due 3/1/18	8,120,000	8,769,600
			151,667,153
	Forest Products & Paper 0.9%
	Clearwater Paper Corp. 7.125%, due 11/1/18	9,720,000	10,449,000
	Georgia-Pacific Corp.
	7.25%, due 6/1/28	2,370,000	2,975,184
	7.75%, due 11/15/29	1,174,000	1,562,623
	8.875%, due 5/15/31	29,615,000	43,392,935
	Resolute Forest Products 10.25%, due 10/15/18	11,898,000	13,355,505
			71,735,247
	Health Care - Products 1.9%
	Alere, Inc.
	8.625%, due 10/1/18	5,130,000	5,258,250
	9.00%, due 5/15/16	2,270,000	2,355,125
	Biomet, Inc.
	10.00%, due 10/15/17	12,100,000	12,886,500
	10.375%, due 10/15/17 (h)	4,990,000	5,339,300
	11.625%, due 10/15/17	14,080,000	15,153,600
	DJO Finance LLC / DJO Finance Corp. 9.75%, due 10/15/17	10,785,000	8,034,825
	Hanger, Inc. 7.125%, due 11/15/18	18,850,000	19,486,187
	Hologic, Inc. 6.25%, due 8/1/20 (b)	11,205,000	11,849,288
	Tele, Inc. 6.875%, due 6/1/19	15,330,000	16,288,125
	Universal Hospital Services, Inc.
	4.111%, due 6/1/15 (a)	930,000	905,588
	7.625%, due 8/15/20 (b)	23,000,000	23,460,000
	8.50%, due 6/1/15	26,625,000	27,303,937
			148,320,725
	Health Care - Services 4.4%
	Alliance HealthCare Services, Inc. 8.00%, due 12/1/16	7,540,000	5,692,700
	American Renal Associates Holdings, Inc. 9.75%, due 3/1/16 (h)	8,201,542	8,775,650
	American Renal Holdings Co., Inc. 8.375%, due 5/15/18	13,150,000	13,939,000
	AMERIGROUP Corp. 7.50%, due 11/15/19	25,245,000	29,599,762
	Centene Corp. 5.75%, due 6/1/17	14,370,000	15,070,537
	CHS / Community Health Systems, Inc. 7.125%, due 7/15/20	12,650,000	13,250,875
	DaVita, Inc.
	6.375%, due 11/1/18	14,650,000	15,565,625
	6.625%, due 11/1/20	6,850,000	7,261,000
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (b)	4,730,000	5,279,863
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (b)	11,680,000	12,541,400
	5.875%, due 1/31/22 (b)	8,100,000	8,656,875
	HCA Holdings, Inc. 7.75%, due 5/15/21	7,863,000	8,560,841
¤	HCA, Inc.
	5.75%, due 3/15/14	3,615,000	3,809,306
	5.875%, due 3/15/22	24,280,000	26,131,350
	6.375%, due 1/15/15	5,995,000	6,448,372
	6.50%, due 2/15/16	2,805,000	3,064,463
	7.19%, due 11/15/15	5,697,000	6,110,033
	7.25%, due 9/15/20	3,450,000	3,855,375
	7.50%, due 2/15/22	8,451,000	9,486,247
	7.58%, due 9/15/25	1,920,000	1,848,000
	7.69%, due 6/15/25	705,000	685,613
	7.875%, due 2/15/20	2,120,000	2,385,000
	8.00%, due 10/1/18	710,000	816,500
	8.36%, due 4/15/24	2,494,000	2,550,115
	8.50%, due 4/15/19	17,136,000	19,310,130
	9.00%, due 12/15/14	3,930,000	4,362,300
	9.875%, due 2/15/17	2,369,000	2,570,365
	Health Management Associates, Inc. 7.375%, due 1/15/20 (b)	8,190,000	8,834,962
	INC Research LLC 11.50%, due 7/15/19 (b)	22,020,000	21,799,800
	MultiPlan, Inc. 9.875%, due 9/1/18 (b)	34,020,000	37,379,475
	ResCare, Inc. 10.75%, due 1/15/19	14,300,000	15,730,000
	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	9,990,000	10,389,600
	8.00%, due 2/1/18	12,755,000	13,328,975
			345,090,109
	Holding Companies - Diversified 0.6%
	Leucadia National Corp. 8.125%, due 9/15/15	14,255,000	16,019,056
	Susser Holdings LLC / Susser Finance Corp. 8.50%, due 5/15/16	28,139,000	30,671,510
			46,690,566
	Home Builders 0.3%
	KB Home 7.50%, due 9/15/22	11,000,000	11,110,000
	Meritage Homes Corp. 7.00%, due 4/1/22 (b)	6,240,000	6,489,600
	Standard Pacific Corp.
	8.375%, due 5/15/18	2,500,000	2,787,500
	8.375%, due 1/15/21	1,815,000	2,037,337
			22,424,437
	Home Furnishing 0.1%
	Sealy Mattress Co. 10.875%, due 4/15/16 (b)	5,865,000	6,348,863

	Household Products & Wares 1.0%
	Central Garden and Pet Co. 8.25%, due 3/1/18	13,715,000	14,057,875
	Jarden Corp. 7.50%, due 5/1/17	19,505,000	22,040,650
	Prestige Brands, Inc.
	8.125%, due 2/1/20 (b)	290,000	320,813
	8.25%, due 4/1/18	3,866,000	4,247,768
	Scotts Miracle-Gro Co. (The) 6.625%, due 12/15/20	2,000,000	2,170,000
	Spectrum Brands, Inc.
	6.75%, due 3/15/20 (b)	2,195,000	2,293,775
	9.50%, due 6/15/18 (b)	5,575,000	6,369,437
	9.50%, due 6/15/18	23,717,000	27,096,672
			78,596,990
	Housewares 0.3%
	Libbey Glass, Inc. 6.875%, due 5/15/20 (b)	23,375,000	24,660,625

	Insurance 0.8%
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (b)	11,836,000	12,043,130
	Ironshore Holdings (U.S.) Inc. 8.50%, due 5/15/20 (b)	16,890,000	18,647,911
	Lumbermens Mutual Casualty Co.
	8.30%, due 12/1/37 (b)(c)(e)(f)	8,525,000	21,313
	8.45%, due 12/1/97 (b)(c)(e)(f)	2,575,000	1,609
	9.15%, due 7/1/26 (b)(c)(e)(f)	42,123,000	105,308
	SunAmerica Financial Group, Inc.
	6.625%, due 2/15/29	4,500,000	4,856,274
	7.50%, due 7/15/25	8,000,000	9,220,000
	USI Holdings Corp.
	4.342%, due 11/15/14 (a)(b)	1,675,000	1,574,500
	9.75%, due 5/15/15 (b)	13,900,000	14,039,000
			60,509,045
	Internet 0.2%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (b)	10,085,000	10,917,013
	Equinix, Inc. 7.00%, due 7/15/21	2,000,000	2,225,000
			13,142,013
	Investment Management/Advisory Services 0.3%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	19,105,000	20,708,043

	Iron & Steel 0.6%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	8,196,836
	Allegheny Technologies, Inc. 9.375%, due 6/1/19	7,475,000	9,703,372
	Ryerson, Inc.
	7.82%, due 11/1/14 (a)(b)	1,040,000	1,008,800
	7.82%, due 11/1/14 (a)	9,495,000	9,210,150
	12.00%, due 11/1/15	21,809,000	21,918,045
			50,037,203
	Leisure Time 0.2%
	Brunswick Corp. 11.25%, due 11/1/16 (b)	11,240,000	13,080,550

	Lodging 1.8%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	2,480,000	2,613,300
	5.75%, due 7/1/22	28,100,000	29,926,500
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (b)	18,750,000	17,718,750
	Majestic Star Casino LLC 12.50%, due 12/1/16 (b)	2,578,713	2,288,608
	MGM Mirage, Inc. 13.00%, due 11/15/13	5,364,000	6,101,550
	MGM Resorts International
	7.50%, due 6/1/16	2,770,000	2,863,488
	10.375%, due 5/15/14	3,250,000	3,688,750
	MTR Gaming Group, Inc. 11.50%, due 8/1/19	18,534,050	18,997,401
	ROC Finance LLC / ROC Finance 1 Corp. 12.125%, due 9/1/18 (b)	12,895,000	14,603,587
	Seminole Hard Rock Entertainment, Inc. 2.968%, due 3/15/14 (a)(b)	13,851,000	13,573,980
	Sheraton Holding Corp. 7.375%, due 11/15/15	1,490,000	1,724,669
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	3,905,000	4,546,884
	Station Casinos LLC 3.66%, due 6/18/18 (b)	29,090,000	23,853,800
			142,501,267
	Machinery - Construction & Mining 0.1%
	Terex Corp. 10.875%, due 6/1/16	7,415,000	8,304,800

	Machinery - Diversified 0.1%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	7,945,000	8,501,150

	Media 3.2%
	AMC Networks, Inc. 7.75%, due 7/15/21	8,305,000	9,405,413
	Cablevision Systems Corp. 8.625%, due 9/15/17	18,635,000	21,290,488
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	6.625%, due 1/31/22	10,000,000	10,875,000
	7.00%, due 1/15/19	16,260,000	17,845,350
	7.25%, due 10/30/17	5,405,000	5,938,744
	7.375%, due 6/1/20	26,250,000	29,137,500
	7.875%, due 4/30/18	6,875,000	7,502,344
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	20,365,000	22,045,112
	DISH DBS Corp.
	4.625%, due 7/15/17 (b)	24,380,000	24,745,700
	5.875%, due 7/15/22 (b)	10,945,000	11,273,350
	6.75%, due 6/1/21	22,080,000	24,150,000
	7.125%, due 2/1/16	3,695,000	4,078,356
	Morris Publishing Group LLC 10.00%, due 9/1/14 (e)	4,969,383	5,031,500
	Nielsen Finance LLC 11.50%, due 5/1/16	848,000	954,000
	Nielsen Finance LLC / Nielsen Finance Co. 7.75%, due 10/15/18	32,338,000	36,380,250
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (b)	29,430,000	26,854,875
			257,507,982
	Metal Fabricate & Hardware 0.8%
	AM Castle & Co. 12.75%, due 12/15/16	21,455,000	23,278,675
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	19,525,000	19,817,875
	8.75%, due 9/1/20	13,622,000	15,222,585
	Neenah Foundry Co. 15.00%, due 7/29/15 (e)(h)	5,410,147	5,356,046
			63,675,181
	Mining 0.7%
	Kaiser Aluminum Corp. 8.25%, due 6/1/20 (b)	25,465,000	26,483,600
	Vulcan Materials Co.
	6.40%, due 11/30/17	2,579,000	2,695,055
	6.50%, due 12/1/16	19,685,000	20,866,100
	7.50%, due 6/15/21	2,655,000	2,937,094
			52,981,849
	Miscellaneous - Manufacturing 1.8%
	Actuant Corp. 5.625%, due 6/15/22 (b)	9,720,000	10,011,600
	Amsted Industries, Inc. 8.125%, due 3/15/18 (b)	31,152,000	33,021,120
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20 (b)	23,190,000	24,465,450
	Griffon Corp. 7.125%, due 4/1/18	6,185,000	6,463,325
	Koppers, Inc. 7.875%, due 12/1/19	12,155,000	13,248,950
	Polypore International, Inc. 7.50%, due 11/15/17	21,740,000	23,261,800
	SPX Corp.
	6.875%, due 9/1/17	25,425,000	28,094,625
	7.625%, due 12/15/14	5,235,000	5,784,675
			144,351,545
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	23,280,000	24,909,600

	Oil & Gas 9.4%
	Berry Petroleum Co.
	6.75%, due 11/1/20	4,940,000	5,267,275
	10.25%, due 6/1/14	9,915,000	11,129,588
	Bill Barrett Corp. 7.625%, due 10/1/19	11,135,000	11,552,562
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	18,360,000	19,599,300
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	9.375%, due 5/1/19	34,845,000	36,064,575
	9.625%, due 8/1/20 (b)	14,000,000	14,770,000
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	30,590,000	30,666,475
	6.775%, due 3/15/19	15,000,000	14,700,000
	7.625%, due 7/15/13	7,562,000	7,826,670
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19 (b)	22,110,000	20,120,100
	Comstock Resources, Inc.
	7.75%, due 4/1/19	5,127,000	4,947,555
	8.375%, due 10/15/17	18,238,000	18,238,000
	9.50%, due 6/15/20	13,700,000	14,350,750
	Concho Resources, Inc.
	5.50%, due 10/1/22	9,145,000	9,259,313
	6.50%, due 1/15/22	24,386,000	26,093,020
	7.00%, due 1/15/21	10,325,000	11,331,687
	8.625%, due 10/1/17	8,441,000	9,327,305
	Continental Resources, Inc.
	5.00%, due 9/15/22 (b)	6,500,000	6,760,000
	7.125%, due 4/1/21	8,775,000	9,937,688
	7.375%, due 10/1/20	15,775,000	17,825,750
	Denbury Resources, Inc.
	8.25%, due 2/15/20	7,978,000	8,975,250
	9.75%, due 3/1/16	6,980,000	7,608,200
	Forest Oil Corp. 8.50%, due 2/15/14	2,748,000	2,871,660
	Frontier Oil Corp.
	6.875%, due 11/15/18	8,390,000	8,893,400
	8.50%, due 9/15/16	13,825,000	14,516,250
	Holly Corp. 9.875%, due 6/15/17	18,512,000	20,502,040
	Linn Energy LLC 9.875%, due 7/1/18	2,906,000	3,167,540
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19 (b)	11,580,000	11,551,050
	11.75%, due 5/15/17	8,710,000	9,733,425
	Newfield Exploration Co.
	5.625%, due 7/1/24	15,000,000	15,993,750
	7.125%, due 5/15/18	12,520,000	13,302,500
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	11,600,000	11,687,000
	7.25%, due 2/1/19	18,840,000	19,593,600
	Penn Virginia Corp.
	7.25%, due 4/15/19	7,855,000	6,480,375
	10.375%, due 6/15/16	19,750,000	19,355,000
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	15,995,000	18,100,614
	10.50%, due 8/1/14	3,478,000	3,835,051
	Petroquest Energy, Inc. 10.00%, due 9/1/17	35,635,000	36,035,894
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	25,620,000	27,541,500
	Plains Exploration & Production Co. 10.00%, due 3/1/16	19,230,000	21,153,000
	Quicksilver Resources, Inc. 11.75%, due 1/1/16	12,425,000	11,959,062
	Range Resources Corp.
	5.00%, due 8/15/22	5,600,000	5,768,000
	7.25%, due 5/1/18	2,500,000	2,662,500
	8.00%, due 5/15/19	9,425,000	10,438,188
	SM Energy Co.
	6.50%, due 11/15/21	9,490,000	9,822,150
	6.50%, due 1/1/23 (b)	2,535,000	2,585,700
	6.625%, due 2/15/19	13,420,000	13,889,700
	Stone Energy Corp.
	6.75%, due 12/15/14	13,375,000	13,341,562
	8.625%, due 2/1/17	10,470,000	10,888,800
	W&T Offshore, Inc. 8.50%, due 6/15/19	14,805,000	15,545,250
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	12,970,000	13,910,325
	7.00%, due 2/1/14	27,634,000	29,568,380
	WPX Energy, Inc. 6.00%, due 1/15/22	23,425,000	23,893,500
			744,937,829
	Oil & Gas Services 0.2%
	American Petroleum Tankers LLC / AP Tankers Co. 10.25%, due 5/1/15	13,084,000	13,672,780

	Packaging & Containers 2.4%
	AEP Industries, Inc. 8.25%, due 4/15/19	19,289,000	20,060,560
	Ball Corp.
	5.00%, due 3/15/22	13,900,000	14,699,250
	6.75%, due 9/15/20	1,630,000	1,805,225
	7.125%, due 9/1/16	6,625,000	7,196,406
	Crown Americas LLC / Crown Americas Capital Corp. III 6.25%, due 2/1/21	13,100,000	14,475,500
	Greif, Inc.
	6.75%, due 2/1/17	170,000	184,875
	7.75%, due 8/1/19	8,100,000	9,234,000
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	4,910,000	5,536,025
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (b)	35,895,000	40,740,825
	Sealed Air Corp.
	8.125%, due 9/15/19 (b)	6,815,000	7,649,838
	8.375%, due 9/15/21 (b)	7,885,000	8,988,900
	Silgan Holdings, Inc. 5.00%, due 4/1/20 (b)	34,400,000	35,518,000
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (b)	22,400,000	23,296,000
			189,385,404
	Pharmaceuticals 2.2%
	BioScrip, Inc. 10.25%, due 10/1/15	7,480,000	8,134,500
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15	20,322,575	20,805,236
	Endo Health Solutions, Inc. 7.00%, due 7/15/19	8,610,000	9,514,050
	Grifols, Inc. 8.25%, due 2/1/18	36,155,000	39,589,725
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	25,210,000	23,319,250
	Mylan, Inc.
	7.625%, due 7/15/17 (b)	5,850,000	6,526,406
	7.875%, due 7/15/20 (b)	18,680,000	21,248,500
	NBTY, Inc. 9.00%, due 10/1/18	13,725,000	15,234,750
	Valeant Pharmaceuticals International
	6.50%, due 7/15/16 (b)	12,471,000	13,219,260
	6.75%, due 10/1/17 (b)	7,875,000	8,386,875
	6.875%, due 12/1/18 (b)	8,359,000	8,829,194
	7.00%, due 10/1/20 (b)	2,760,000	2,849,700
			177,657,446
	Pipelines 1.5%
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,390,196
	9.625%, due 11/1/21	16,206,000	24,664,446
	Cedar Brakes II LLC 9.875%, due 9/1/13 (b)	5,298,364	5,463,779
	Chesapeake Midstream Partners, L.P. / CHKM Finance Corp. 6.125%, due 7/15/22	11,650,000	11,737,375
	Copano Energy LLC / Copano Energy Finance Corp.
	7.125%, due 4/1/21	17,395,000	18,047,313
	7.75%, due 6/1/18	29,645,000	31,053,137
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	21,170,000	22,546,050
			116,902,296
	Real Estate Investment Trusts 1.4%
¤	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22 (b)	13,645,000	14,446,644
	6.00%, due 10/1/21	21,920,000	24,605,200
	Series Q
	6.75%, due 6/1/16	36,455,000	37,457,512
	Sabra Health Care, L.P. / Sabra Capital Corp.
	8.125%, due 11/1/18	11,951,000	12,847,325
	8.125%, due 11/1/18 (b)	2,935,000	3,147,787
	Weyerhaeuser Co.
	6.95%, due 10/1/27	3,695,000	4,044,758
	7.375%, due 10/1/19	6,670,000	8,143,370
	7.375%, due 3/15/32	1,655,000	1,942,768
	8.50%, due 1/15/25	4,130,000	5,113,035
			111,748,399
	Retail 4.0%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	3,795,000	4,013,213
	7.00%, due 5/20/22	9,697,000	10,303,063
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	13,415,750
	6.50%, due 5/20/21	4,828,000	5,021,120
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	11,473,000	11,845,872
	8.375%, due 11/15/20	36,510,000	39,887,175
	AutoNation, Inc. 6.75%, due 4/15/18	18,661,000	20,737,036
	DineEquity, Inc. 9.50%, due 10/30/18	42,845,000	47,343,725
	HSN, Inc. 11.25%, due 8/1/16	23,375,000	24,689,844
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	16,185,000	14,222,569
	Limited Brands, Inc.
	5.625%, due 2/15/22	7,160,000	7,500,100
	6.625%, due 4/1/21	12,715,000	14,129,544
	8.50%, due 6/15/19	3,395,000	4,027,319
	Penske Auto Group, Inc. 7.75%, due 12/15/16	22,265,000	23,044,275
	PVH Corp. 7.375%, due 5/15/20	10,230,000	11,393,662
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	13,640,000	14,577,750
	6.875%, due 11/15/19	12,650,000	14,120,562
	Sonic Automotive, Inc.
	7.00%, due 7/15/22 (b)	17,165,000	18,001,794
	9.00%, due 3/15/18	14,365,000	15,603,981
			313,878,354
	Semiconductors 0.2%
	Advanced Micro Devices, Inc. 7.75%, due 8/1/20	4,504,000	4,717,940
	MEMC Electronic Materials, Inc. 7.75%, due 4/1/19	18,425,000	14,325,437
			19,043,377
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	10,605,000	11,294,325
	7.125%, due 3/15/21	6,905,000	7,414,244
			18,708,569
	Software 0.2%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17	4,081,000	4,509,505
	7.625%, due 7/15/17 (b)	6,719,000	7,390,900
	7.875%, due 7/15/20	3,565,000	4,019,537
			15,919,942
	Special Purpose Entity 0.2%
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (b)	15,600,000	15,912,000

	Storage & Warehousing 0.1%
	Mobile Mini, Inc. 7.875%, due 12/1/20	4,285,000	4,526,031

	Telecommunications 4.4%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 7.75%, due 5/1/17 (b)	33,700,000	36,522,375
	Crown Castle International Corp.
	7.125%, due 11/1/19	21,153,000	23,215,417
	9.00%, due 1/15/15	11,080,000	12,084,125
	Frontier Communications Corp.
	8.25%, due 4/15/17	5,000,000	5,475,000
	9.25%, due 7/1/21	13,800,000	15,180,000
	GCI, Inc.
	6.75%, due 6/1/21	8,375,000	8,123,750
	8.625%, due 11/15/19	24,311,000	25,830,437
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	18,430,000	19,812,250
	7.625%, due 6/15/21	22,995,000	25,409,475
	Lucent Technologies, Inc. 6.50%, due 1/15/28	5,830,000	3,323,100
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	2,215,000	2,237,150
	Nextel Communications, Inc. 7.375%, due 8/1/15	5,440,000	5,480,800
	NII Capital Corp.
	7.625%, due 4/1/21	32,715,000	25,026,975
	8.875%, due 12/15/19	3,615,000	2,873,925
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17	23,276,000	24,381,610
	SBA Telecommunications, Inc.
	5.75%, due 7/15/20 (b)	27,640,000	29,091,100
	8.25%, due 8/15/19	9,721,000	10,814,613
	Sprint Capital Corp.
	6.875%, due 11/15/28	42,828,000	38,331,060
	8.75%, due 3/15/32	4,078,000	4,057,610
	Sprint Nextel Corp.
	9.125%, due 3/1/17 (b)	13,835,000	15,391,438
	9.25%, due 4/15/22	13,690,000	15,059,000
			347,721,210
	Transportation 1.1%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (h)	3,592,932	3,224,656
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	41,104,000	43,261,960
	KAR Holdings, Inc. 4.445%, due 5/1/14 (a)	11,780,000	11,735,825
	Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (b)	25,870,000	25,870,000
			84,092,441
	Trucking & Leasing 0.2%
	NESCO LLC / NESCO Holdings Corp. 11.75%, due 4/15/17 (b)	17,155,000	17,841,200

	Total Corporate Bonds (Cost $5,967,901,556)		6,300,227,259

	Loan Assignments & Participations 2.7% (i)
	Aerospace & Defense 0.2%
	TransDigm, Inc. New Term Loan B 4.00%, due 2/14/17	19,899,117	19,905,345

	Apparel 0.2%
	Unifi, Inc. Term Loan 8.75%, due 5/1/17 (e)(f)	12,266,667	12,144,000

	Auto Manufacturers 0.5%
	Chrysler Group LLC Term Loan 6.00%, due 5/24/17	23,459,698	23,796,931
	Fleetpride Corp. New Term Loan 6.75%, due 12/6/17	14,427,500	14,472,586
			38,269,517
	Auto Parts & Equipment 0.2%
	Allison Transmission, Inc. Term Loan B 2.75%, due 8/7/14	14,448,441	14,385,142

	Finance 0.2%
	Ocwen Financial Corp. Term Loan B 7.00%, due 9/1/16	12,243,086	12,273,693

	Finance - Investment Banker/Broker 0.3%
	VFH Parent LLC Term Loan 7.50%, due 7/8/16	20,293,137	20,394,603

	Health Care - Services 0.1%
	Sun Healthcare Group, Inc. New Term Loan B 8.75%, due 10/15/16	11,064,444	10,995,292

	Lodging 0.6%
	NP OPCO LLC Term Loan B 3.245%, due 6/17/16	4,000,000	3,620,000
	Station Casinos, Inc. 2012 Term Loan B2 4.246%, due 6/17/16	45,637,016	41,301,500
			44,921,500
	Media 0.0%‡
	Nielsen Finance LLC Class A Term Loan 2.246%, due 8/9/13	2,296,186	2,294,274

	Metal Fabricate & Hardware 0.2%
	Neenah Corp. Exit Term Loan 11.00%, due 1/29/15 (e)(f)	18,414,000	18,414,000

	Mining 0.1%
	Novelis, Inc. Term Loan 4.00%, due 3/10/17	9,924,433	9,842,557

	Miscellaneous - Manufacturing 0.1%
	FGI Operating Co., LLC Term Loan 5.50%, due 4/19/19	7,000,000	7,005,831

	Total Loan Assignments & Participations (Cost $207,451,521)		210,845,754

	Yankee Bonds 10.2% (j)
	Auto Manufacturers 0.3%
	Jaguar Land Rover PLC
	7.75%, due 5/15/18 (b)	13,170,000	14,026,050
	8.125%, due 5/15/21 (b)	12,285,000	13,052,813
			27,078,863
	Auto Parts & Equipment 1.1%
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (b)	12,100,000	11,177,375
¤	Schaeffler Finance B.V.
	7.75%, due 2/15/17 (b)	51,440,000	54,462,100
	8.50%, due 2/15/19 (b)	16,575,000	17,859,562
			83,499,037
	Chemicals 0.9%
	Ineos Finance PLC
	7.50%, due 5/1/20 (b)	16,495,000	16,742,425
	8.375%, due 2/15/19 (b)	13,805,000	14,288,175
	NOVA Chemicals Corp.
	3.855%, due 11/15/13 (a)	14,490,000	14,471,887
	8.375%, due 11/1/16	13,850,000	15,442,750
	8.625%, due 11/1/19	7,035,000	8,055,075
			69,000,312
	Computers 0.4%
	Seagate HDD Cayman
	7.00%, due 11/1/21	10,110,000	10,981,988
	7.75%, due 12/15/18	19,010,000	21,053,575
			32,035,563
	Diversified Financial Services 0.8%
	National Money Mart Co. 10.375%, due 12/15/16	23,490,000	26,191,350
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	37,630,000	38,006,300
			64,197,650
	Entertainment 0.4%
	MU Finance PLC 8.375%, due 2/1/17 (b)	27,510,000	29,848,350

	Forest Products & Paper 0.4%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (b)	10,805,000	11,475,991
	Sappi Papier Holding GmbH
	6.625%, due 4/15/21 (b)	6,795,000	6,217,425
	7.75%, due 7/15/17 (b)	134,000	137,350
	8.375%, due 6/15/19 (b)	10,400,000	10,660,000
			28,490,766
	Health Care - Products 0.3%
	DJO Finance LLC / DJO Finance Corp. 10.875%, due 11/15/14	20,197,000	21,055,373

	Insurance 0.3%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,585,812
	7.75%, due 7/15/37	4,810,000	5,096,287
	8.30%, due 4/15/26	5,395,000	6,010,704
			21,692,803
	Iron & Steel 0.1%
	APERAM 7.75%, due 4/1/18 (b)	13,035,000	10,753,875

	Leisure Time 0.6%
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (b)	46,592,000	48,106,240

	Media 0.5%
	Quebecor Media, Inc. 7.75%, due 3/15/16	29,039,000	29,873,871
	Videotron Ltee 5.00%, due 7/15/22	12,525,000	13,088,625
			42,962,496
	Mining 0.7%
	New Gold, Inc. 7.00%, due 4/15/20 (b)	33,015,000	34,418,137
	Novelis, Inc.
	8.375%, due 12/15/17	15,425,000	16,890,375
	8.75%, due 12/15/20	7,350,000	8,158,500
			59,467,012
	Oil & Gas 0.3%
	OGX Austria GmbH 8.50%, due 6/1/18 (b)	26,660,000	23,494,125
	Precision Drilling Corp. 6.50%, due 12/15/21	1,715,000	1,783,600
			25,277,725
	Oil & Gas Services 0.3%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (b)	23,855,000	23,676,088

	Packaging & Containers 0.1%
	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375%, due 10/15/17 (b)	4,745,000	5,083,081

	Pharmaceuticals 0.5%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (b)	21,019,000	21,728,391
	Warner Chilcott Co., LLC / Warner Chilcott Co., LLC 7.75%, due 9/15/18	19,250,000	20,814,063
			42,542,454
	Telecommunications 2.2%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (b)	948,000	1,023,840
¤	Intelsat Jackson Holdings S.A.
	7.25%, due 4/1/19	22,335,000	23,870,531
	7.25%, due 10/15/20 (b)	18,925,000	20,107,812
	7.50%, due 4/1/21	13,280,000	14,209,600
	11.25%, due 6/15/16	31,792,000	33,461,080
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	17,955,000	18,673,200
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (b)	24,285,000	25,377,825
	8.75%, due 2/1/20 (b)	9,650,000	10,590,875
	Virgin Media Finance PLC
	8.375%, due 10/15/19	15,258,000	17,260,613
	9.50%, due 8/15/16	10,315,000	11,539,906
			176,115,282
	Total Yankee Bonds (Cost $772,612,235)		810,882,970
	Total Long-Term Bonds (Cost $6,985,483,112)		7,360,965,301

		Shares	Value
	Common Stocks 0.4%
	Coal 0.0%‡
	Somerset Cayuga Holding Co., Inc. (d)(e)(f)	51,473	875,041

	Lodging 0.0%‡
	Majestic Star Casino LLC Membership Units (d)(e)(f)	446,020	892,040

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (d)(e)(f)(g)	15,507,390	155,074

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (e)(f)(g)	717,799	4,263,726

	Mining 0.3%
	Goldcorp, Inc.	745,700	26,875,028

	Total Common Stocks (Cost $42,183,264)		33,060,909

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	414,600	10,107,948

	Total Preferred Stock (Cost $10,172,918)		10,107,948

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (e)(g)	12,510	562,950

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (d)(e)(f)(g)	1,141	12
	Unsecured Debt Expires 12/18/16 (d)(e)(f)(g)	1,126	11
			23
	Total Warrants (Cost $3,435)		562,973

		Principal Amount	Value
	Short-Term Investment 5.8%
	Repurchase Agreement 5.8%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $458,768,929 (Collateralized by Federal National Mortgage Association securities with rates between 0.74% and 1.65% and maturity dates between 6/4/15 and 11/2/16, with a Principal Amount of $465,545,000 and a Market Value of $467,953,965)	$458,768,801	458,768,801

	Total Short-Term Investment (Cost $458,768,801)		458,768,801

	Total Investments (Cost $7,496,611,530) (k)	99.2%	7,863,465,932
	Other Assets, Less Liabilities	0.8	66,168,138
	Net Assets	100.0%	$7,929,634,070

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Issue in default.
(d)	Restricted security.
(e)	Illiquid security. The total market value of these securities as of July 31, 2012 is $95,131,604, which represents 1.2% of the Fund's net assets.
(f)	Fair valued security. The total market value of these securities as of July 31, 2012 is $69,751,808, which represents 0.9% of the Fund's net assets.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of July 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	As of July 31, 2012, cost is $7,500,974,850 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$451,770,590
Gross unrealized depreciation	(89,279,508)
Net unrealized appreciation	$362,491,082

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$39,003,164	$6,154		$39,009,318
Corporate Bonds (c)	—	6,267,225,509	33,001,750		6,300,227,259
Loan Assignments & Participations (d)	—	168,014,061	42,831,693	(e)	210,845,754
Yankee Bonds	—	810,882,970	—		810,882,970
Total Long-Term Bonds	—	7,285,125,704	75,839,597		7,360,965,301
Common Stocks (f)	26,875,028	—	6,185,881		33,060,909
Preferred Stock	10,107,948	—	—		10,107,948
Warrants (g)	562,950	—	23		562,973
Short-Term Investment
Repurchase Agreement	—	458,768,801	—		458,768,801
Total Investments in Securities	$37,545,926	$7,743,894,505	$82,025,501		$7,863,465,932

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $6,154 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $23,166, $4,644,000, $2,003,436, $1,604,696, $601,972, $23,996,250 and $128,230 are held in Auto Parts & Equipment, Coal, Commercial Services, Electric, Entertainment, Food and Insurance, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 securities valued at $12,144,000 and $18,414,000 are held in Apparel and Metal Fabricate & Hardware within the Loan Assignments & Participations section of the Portfolio of Investments.
(e)	Includes $12,273,693 of Level 3 security which represents a Loan Assignment & Participation whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value with significant unobservable inputs.
(f)	The Level 3 securities valued at $875,041, $892,040, $155,074 and $4,263,726 are held in Coal, Lodging, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The Level 3 securities valued at $23 are held in Media within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2012
Long-Term Bonds
Convertible Bonds
Internet	$6,154	$-	$-	$-	$-		$-		$-	$-	$6,154	$-
Corporate Bonds
Auto Parts & Equipment	23,166	-	-	-	-		-		-	-	23,166	-
Coal	-	-	-	1,204,000	3,440,000	(a)	-		-	-	4,644,000	1,204,000
Commercial Services	2,003,436	-	-	-	-		-		-	-	2,003,436	-
Electric	-	2,279	(13,046,963)	6,858,609	1,605,149	(a)	(2,479,738)		8,665,360	-	1,604,696	(7,329,033)
Entertainment	823,839	24,503	42,036	28,547	-		(316,953	)(b)	-	-	601,972	(24,503)
Food	23,818,500	-	-	177,750	-		-		-	-	23,996,250	177,750
Insurance	532,230	-	-	(404,000)	-		-		-	-	128,230	(404,000)
Loan Assignments & Participations
Apparel	-	6,122	427,905	(4,694)	22,770,000		(11,055,333	)(b)	-	-	12,144,000	(4,694)
Finance	-	41,016	40,431	94,289	-		(2,269,789	)(b)	14,367,746	-	12,273,693	112,022
Machinery	38,675	(385,062)	(9,375,082)	9,721,469	-		-		-	-	-	-
Metal, Fabricate & Hardware	18,553,500	-	-	-	-		(139,500	)(b)	-	-	18,414,000	-
Common Stocks
Coal	-	-	-	-	875,041	(a)	-		-	-	875,041
Lodging	-	-	-	-	892,040	(a)	-		-	-	892,040	-
Media	155,074	-	-	-	-		-		-	-	155,074	-
Metal, Fabricate & Hardware	4,191,946	-	-	71,780	-		-		-	-	4,263,726	71,780
Warrants
Media	23	-	-	-	-		-		-	-	23	-
Total	$50,146,543	$(311,142)	$(21,911,673)	$17,747,750	$29,582,230		$(16,261,313)		$23,033,106	$-	$82,025,501	$(6,196,678)

(a) Purchases include securities received from a restructure.

(b) Sales include principal reductions.

As of July 31, 2012, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/ Number of Warrants/ Shares	Cost		7/31/2012 Value	Percent of Net Assets
Adelphia Contingent Value Vehicle
Common Stock	4/2/02-5/29/02	15,507,390	$5,770,382		$155,074	0.0	%‡
AES Eastern Energy, L.P. (Escrow Shares)
Corporate Bond 9.00%, due 1/2/17	6/29/12	$16,046,962	1,605,149		1,604,696	0.0	‡
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/29/01	$61,533,853	0	(a)	6,154	0.0	‡
El Comandante Capital Corp. (Escrow Shares)
Corporate Bond (zero coupon), due 12/31/50	10/12/95-1/31/06	$21,941,051	47,550		1,579,756	0.0	‡
ION Media Networks, Inc.
Warrant Second Lien Expires 12/18/39	12/20/10	1,141	-		12	0.0	‡
Warrant Unsecured Debt Expires 12/18/16	3/12/10	1,126	3,435		11	0.0	‡
Lear Corp. (Escrow Shares)
Corporate Bond 8.75%, due 12/1/16	11/18/09	$15,444,000	-		23,166	0.0	‡
Majestic Star Casino LLC Membership Units
Common Stock	12/1/11	446,020	892,040		892,040	0.0	‡
Somerset Cayuga Holding Co., Inc.
Common Stock	6/29/12	51,473	875,042		875,041	0.0	‡
Somerset Cayuga Holding Co., Inc. (PIK)
Corporate Bond 20.00%, due 6/15/17	6/29/12	$3,440,000	3,440,000		4,644,000	0.1
Total			$12,633,598		$9,779,950	0.1%

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay Income Builder Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 42.6%†
	Asset-Backed Securities 2.2%
	Home Equity 2.0%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)	$186,411	$185,336
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.306%, due 10/25/36 (a)(b)	583,841	387,825
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)	241,287	247,744
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)	56,272	56,059
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	88,789	88,854
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 5.053%, due 8/25/33 (a)	278,763	276,213
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.316%, due 5/25/37 (a)(b)	1,726,105	1,432,854
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.94%, due 2/25/34 (a)	485,496	493,400
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	341,102	343,261
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)	447,373	435,399
	GSAA Home Equity Trust Series 2006-14, Class A1 0.296%, due 9/25/36 (a)(b)	7,082,575	2,994,165
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.346%, due 4/25/37 (a)(b)	489,992	391,450
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.346%, due 3/25/47 (a)(b)	1,358,749	925,777
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.296%, due 11/25/36 (a)(b)	927,019	323,063
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.356%, due 3/25/37 (a)(b)	4,514,243	2,503,387
	RAMP Trust
	Series 2003-RZ5, Class A7 4.97%, due 9/25/33	197,992	203,479
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (b)	129,746	127,502
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (a)(b)	128,329	131,646
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)	96,707	87,426
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.356%, due 1/25/37 (a)(b)	1,906,273	943,075
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.356%, due 9/25/37 (a)(b)	1,363,369	1,020,026
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)	138,219	136,690
			13,734,631
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.787%, due 5/25/29 (b)	1,304,074	1,192,176

	Total Asset-Backed Securities (Cost $17,590,790)		14,926,807

	Convertible Bonds 6.0%
	Aerospace & Defense 0.2%
	L-3 Communications Corp. 3.00%, due 8/1/35	1,326,000	1,317,713

	Apparel 0.1%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (c)	729,000	712,598

	Auto Parts & Equipment 0.2%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	1,390,000	992,113

	Biotechnology 0.1%
	Gilead Sciences, Inc. 1.00%, due 5/1/14	635,000	823,913

	Coal 0.2%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	557,000	448,385
	Peabody Energy Corp. 4.75%, due 12/15/66	1,143,000	901,541
			1,349,926
	Computers 0.5%
	EMC Corp. 1.75%, due 12/1/13	1,051,000	1,749,915
	Mentor Graphics Corp. 4.00%, due 4/1/31	747,000	823,567
	NetApp, Inc. 1.75%, due 6/1/13	221,000	257,189
	SanDisk Corp. 1.50%, due 8/15/17	603,000	673,099
			3,503,770
	Distribution & Wholesale 0.2%
	WESCO International, Inc. 6.00%, due 9/15/29	769,000	1,615,861

	Electronics 0.2%
	TTM Technologies, Inc. 3.25%, due 5/15/15	1,356,000	1,410,240

	Health Care - Products 0.3%
	Tele, Inc. 3.875%, due 8/1/17	1,726,000	2,079,830

	Internet 0.2%
	Symantec Corp. Series B 1.00%, due 6/15/13	614,000	637,792
	VeriSign, Inc. 3.25%, due 8/15/37	536,000	769,830
			1,407,622
	Iron & Steel 0.5%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	1,951,000	2,241,211
	ArcelorMittal 5.00%, due 5/15/14	975,000	1,017,656
	Steel Dynamics, Inc. 5.125%, due 6/15/14	71,000	76,858
	United States Steel Corp. 4.00%, due 5/15/14	286,000	294,580
			3,630,305
	Lodging 0.1%
¤	MGM Resorts International 4.25%, due 4/15/15	717,000	711,623

	Machinery - Diversified 0.1%
	Chart Industries, Inc. 2.00%, due 8/1/18	494,000	597,123

	Mining 0.4%
	Newmont Mining Corp. 1.25%, due 7/15/14	2,247,000	2,687,974

	Miscellaneous - Manufacturing 0.4%
	Danaher Corp. (zero coupon), due 1/22/21	1,694,000	2,608,760

	Pharmaceuticals 0.4%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	423,000	859,219
	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (c)	301,000	305,891
	2.75%, due 5/15/15	547,000	668,707
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	995,000	1,065,894
			2,899,711
	Real Estate Investment Trusts 0.2%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	1,305,000	1,495,856

	Retail 0.3%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	926,000	2,026,782

	Semiconductors 0.6%
	Intel Corp. 3.25%, due 8/1/39 (c)	1,131,000	1,499,989
	Microchip Technology, Inc. 2.125%, due 12/15/37	667,000	842,087
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	1,130,000	1,223,225
	Xilinx, Inc. 2.625%, due 6/15/17	499,000	643,086
			4,208,387
	Software 0.2%
	SYNNEX Corp. 4.00%, due 5/15/18	1,121,000	1,369,021

	Telecommunications 0.6%
	Ciena Corp. 4.00%, due 3/15/15 (c)	594,000	663,053
	Interdigital, Inc. 2.50%, due 3/15/16	942,000	943,178
	SBA Communications Corp.
	1.875%, due 5/1/13	922,000	1,326,527
	4.00%, due 10/1/14	699,000	1,399,747
			4,332,505
	Total Convertible Bonds (Cost $40,088,603)		41,781,633

	Corporate Bonds 24.1%
	Aerospace & Defense 0.3%
	BE Aerospace, Inc. 6.875%, due 10/1/20	1,805,000	2,003,550

	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19	255,000	321,456

	Airlines 2.1%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	2,010,893	2,277,336
	7.875%, due 1/2/20	1,477,970	1,492,750
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (c)	4,605,000	4,996,425
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	1,403,164	1,476,830
	U.S. Airways, Inc. Class A Series 2012-1, Pass-Through Trust 5.90%, due 4/1/26	2,455,000	2,553,200
	UAL 2009-1 Pass-Through Trust 10.40%, due 5/1/18	1,212,192	1,383,475
			14,180,016
	Auto Manufacturers 0.3%
	Ford Motor Co.
	6.625%, due 10/1/28	1,500,000	1,650,144
	8.90%, due 1/15/32	215,000	276,275
			1,926,419
	Auto Parts & Equipment 0.2%
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	1,200,000	1,308,000

	Banks 1.6%
	AgriBank FCB 9.125%, due 7/15/19	300,000	396,978
	Bank of America Corp.
	5.625%, due 7/1/20	1,200,000	1,334,521
	6.50%, due 8/1/16	135,000	152,407
	7.625%, due 6/1/19	1,015,000	1,234,891
	8.00%, due 12/31/49 (b)	1,500,000	1,616,115
	CIT Group, Inc.
	4.25%, due 8/15/17	85,000	85,106
	5.00%, due 5/15/17	1,745,000	1,823,525
	7.00%, due 5/2/16 (c)	800,000	804,000
	7.00%, due 5/2/17 (c)	249,542	250,790
	Citigroup, Inc. 8.50%, due 5/22/19	100,000	126,970
	Fifth Third Bancorp 6.25%, due 5/1/13	255,000	265,200
	JPMorgan Chase & Co. 7.90%, due 12/31/49 (b)	1,500,000	1,655,340
	Wells Fargo & Co. 7.98%, due 12/31/49 (b)	1,200,000	1,344,000
			11,089,843
	Building Materials 1.0%
	Boise Cascade LLC 7.125%, due 10/15/14	1,255,000	1,256,569
¤	USG Corp.
	6.30%, due 11/15/16	4,695,000	4,571,756
	9.75%, due 1/15/18	1,330,000	1,419,775
			7,248,100
	Chemicals 0.6%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	1,605,000	1,768,299
	8.55%, due 5/15/19	225,000	305,573
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	1,735,000	1,774,037
	Huntsman International LLC 5.50%, due 6/30/16	80,000	80,200
	Solutia, Inc. 8.75%, due 11/1/17	105,000	118,913
			4,047,022
	Coal 0.2%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	1,100,000	957,000
	6.25%, due 6/1/21	110,000	95,150
			1,052,150
	Commercial Services 0.4%
	Hertz Corp. (The) 7.375%, due 1/15/21	700,000	755,125
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 11/15/49 (c)(d)(e)(f)	110,000	1,760
	ServiceMaster Co. (The) 10.75%, due 7/15/15 (c)	95,425	98,289
	UR Merger Sub Corp.
	8.375%, due 9/15/20	1,625,000	1,722,500
	9.25%, due 12/15/19	110,000	123,200
			2,700,874
	Computers 0.1%
	SunGard Data Systems, Inc.
	7.375%, due 11/15/18	200,000	212,500
	7.625%, due 11/15/20	200,000	214,750
			427,250
	Diversified Financial Services 0.3%
	Alterra Finance LLC 6.25%, due 9/30/20	200,000	215,593
	GE Capital Trust II 5.50%, due 9/15/67 (b)	€640,000	736,271
	General Electric Capital Corp. 6.50%, due 9/15/67 (b)	£760,000	1,155,819
			2,107,683
	Electric 0.7%
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (c)	$305,000	334,289
	CMS Energy Corp.
	5.05%, due 3/15/22	735,000	783,553
	6.25%, due 2/1/20	195,000	220,616
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	1,563,000	1,721,254
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (b)	1,554,717	1,640,226
			4,699,938
	Entertainment 0.3%
	Cinemark USA, Inc. 8.625%, due 6/15/19	140,000	156,100
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	240,000	240,300
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (c)	1,370,000	1,198,750
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17	120,000	130,800
	Shingle Springs Tribal Gaming Authority 9.375%, due 6/15/15 (c)	400,000	304,000
	Tunica-Biloxi Gaming Authority 9.00%, due 11/15/15 (c)	123,000	117,465
			2,147,415
	Environmental Controls 0.2%
	EnergySolutions, Inc. / EnergySolutions LLC 10.75%, due 8/15/18	1,400,000	1,207,500

	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)	2,400,000	2,304,000
	SLM Corp. 6.25%, due 1/25/16	1,700,000	1,802,000
	Springleaf Finance Corp. 6.90%, due 12/15/17	1,765,000	1,438,475
			5,544,475
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (b)	1,600,000	1,700,000

	Finance - Mortgage Loan/Banker 0.2%
	Countrywide Financial Corp. 6.25%, due 5/15/16	1,200,000	1,275,340

	Food 0.4%
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	945,000	941,409
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.25%, due 4/1/15	350,000	357,875
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,500,000	1,665,000
			2,964,284
	Forest Products & Paper 0.3%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	1,400,000	1,578,500
	Clearwater Paper Corp. 10.625%, due 6/15/16	155,000	172,825
			1,751,325
	Health Care - Products 0.3%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15	560,000	584,500
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18 (c)	1,300,000	1,374,750
			1,959,250
	Health Care - Services 0.3%
	CIGNA Corp. 4.375%, due 12/15/20	270,000	292,704
	HCA, Inc. 8.00%, due 10/1/18	1,825,000	2,098,750
			2,391,454
	Home Builders 1.9%
	Beazer Homes USA, Inc. 6.875%, due 7/15/15	1,825,000	1,820,438
¤	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	6,530,000	6,791,200
	MDC Holdings, Inc. 5.625%, due 2/1/20	2,750,000	2,825,201
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,300,000	1,413,750
			12,850,589
	Household Products & Wares 0.1%
	Mead Products LLC / ACCO Brands Corp. 6.75%, due 4/30/20 (c)	675,000	725,625
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 9.875%, due 8/15/19 (c)	260,000	275,600
	Yankee Acquisition Corp. 8.50%, due 2/15/15	9,000	9,146
			1,010,371
	Insurance 3.3%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)	3,790,000	3,903,700
	American International Group, Inc.
	4.875%, due 3/15/67 (b)	€1,300,000	1,199,640
	Series A2 5.75%, due 3/15/67 (b)	£700,000	843,978
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)	$1,660,000	1,734,700
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	4,100,000	4,248,076
	Hartford Life, Inc. 7.65%, due 6/15/27	355,000	422,161
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (c)	1,760,000	1,834,800
	10.75%, due 6/15/88 (b)(c)	750,000	1,038,750
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	2,575,000	3,207,894
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)	3,700,000	3,940,500
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (c)	300,000	412,075
			22,786,274
	Leisure Time 0.0%‡
	Travelport LLC 9.875%, due 9/1/14	400,000	291,500

	Lodging 1.8%
	Caesars Entertainment Operating Co., Inc. 10.00%, due 12/15/18	1,800,000	1,165,500
	Harrah's Operating Co., Inc. 11.25%, due 6/1/17	240,000	259,800
¤	MGM Resorts International
	7.50%, due 6/1/16	8,530,000	8,817,886
	8.625%, due 2/1/19 (c)	80,000	84,700
	10.375%, due 5/15/14	40,000	45,400
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	7.75%, due 8/15/20	1,500,000	1,665,000
	7.875%, due 11/1/17	240,000	264,000
			12,302,286
	Machinery - Construction & Mining 0.3%
	Terex Corp. 8.00%, due 11/15/17	1,800,000	1,894,500

	Machinery - Diversified 0.0%‡
	Manitowoc Co., Inc. (The) 7.125%, due 11/1/13	240,000	240,900

	Media 1.2%
	Cequel Communications Holdings I LLC / Cequel Capital Corp. 8.625%, due 11/15/17 (c)	3,625,000	3,905,937
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	335,000	152,425
	6.875%, due 6/15/18	2,070,000	941,850
	DISH DBS Corp. 7.125%, due 2/1/16	1,400,000	1,545,250
	Mediacom Broadband LLC 8.50%, due 10/15/15	300,000	308,625
	NBC Universal Media LLC 5.15%, due 4/30/20	160,000	189,803
	Nielsen Finance LLC 11.50%, due 5/1/16	140,000	157,500
	Time Warner Cable, Inc. 8.25%, due 2/14/14	340,000	377,961
	Time Warner, Inc. 7.70%, due 5/1/32	300,000	416,861
			7,996,212
	Mining 0.2%
	Century Aluminum Co. 8.00%, due 5/15/14	1,313,000	1,313,000

	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	3,500,000	3,710,000

	Office & Business Equipment 0.0%‡
	Xerox Corp. 4.25%, due 2/15/15	300,000	319,736

	Oil & Gas 1.6%
¤	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	6,190,000	6,716,150
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,000,000	1,092,589
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	110,000	141,069
	Plains Exploration & Production Co. 6.125%, due 6/15/19	1,700,000	1,759,500
	Samson Investment Co. 9.75%, due 2/15/20 (c)	1,270,000	1,317,625
			11,026,933
	Oil & Gas Services 0.6%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	1,730,000	1,699,725
	Geokinetics Holdings USA, Inc. 9.75%, due 12/15/14	1,040,000	579,800
	Hornbeck Offshore Services, Inc. 5.875%, due 4/1/20 (c)	1,700,000	1,700,000
			3,979,525
	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	2,250,000	2,397,402
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.25%, due 6/15/22	140,000	146,650
	ONEOK, Inc. 6.00%, due 6/15/35	350,000	393,743
			2,937,795

	Real Estate Investment Trusts 0.1%
	Health Care REIT, Inc. 4.70%, due 9/15/17	290,000	312,544
	ProLogis, L.P. 7.375%, due 10/30/19	195,000	243,094

			555,638

	Retail 0.1%
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(e)	257,281	288,814
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23	314,000	438,410
			727,224
	Semiconductors 0.2%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)	1,600,000	1,712,000

	Software 0.5%
	First Data Corp.
	7.375%, due 6/15/19 (c)	2,535,000	2,645,906
	8.875%, due 8/15/20 (c)	635,000	695,325
			3,341,231
	Storage & Warehousing 0.0%‡
	Mobile Mini, Inc. 6.875%, due 5/1/15	300,000	305,157

	Telecommunications 0.5%
	CommScope, Inc. 8.25%, due 1/15/19 (c)	1,975,000	2,066,344
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,200,000	1,326,000
			3,392,344
	Total Corporate Bonds (Cost $155,270,835)		166,746,559

	Foreign Bonds 0.5%
	Banks 0.3%
	EGG Banking PLC 7.50%, due 12/31/49 (b)	£1,035,000	1,638,141

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (b)	€1,250,000	1,472,050

	Total Foreign Bonds (Cost $3,297,139)		3,110,191

	Foreign Government Bonds 0.7%
	Banks 0.3%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£1,186,000	2,104,537

	Foreign Sovereign 0.4%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	€3,420,000	2,569,599
	Republic of Venezuela 6.00%, due 12/9/20	$309,000	215,528
			2,785,127
	Total Foreign Government Bonds (Cost $4,526,662)		4,889,664

	Loan Assignments & Participations 1.4% (g)
	Airlines 0.3%
	U.S. Airways Group, Inc. Term Loan 2.746%, due 3/21/14	1,944,444	1,865,451

	Automobile 0.4%
	Allison Transmission, Inc. Term Loan B2 3.75%, due 8/7/17	2,876,102	2,856,927

	Containers, Packaging & Glass 0.2%
	Reynolds Group Holdings, Inc. Term Loan B 6.50%, due 2/9/18	1,172,186	1,182,606

	Media 0.2%
	Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.896%, due 1/29/16	1,964,135	1,502,563

	Telecommunications 0.3%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18	2,468,750	2,469,523

	Total Loan Assignments & Participations (Cost $10,165,644)		9,877,070

	Mortgage-Backed Securities 1.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.634%, due 4/10/49 (h)	400,000	461,912
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.476%, due 12/25/36 (b)(c)(d)	292,986	195,716
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW12, Class AAB 5.693%, due 9/11/38 (h)	193,932	198,707
	Series 2007-PW16, Class A4 5.715%, due 6/11/40 (h)	400,000	466,076
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.073%, due 12/10/49 (h)	200,000	236,976
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.219%, due 7/15/44 (h)	1,000,000	1,090,095
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46	446,111	461,163
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	860,000	1,026,225
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-C3, Class A5 4.878%, due 1/15/42	510,000	550,221
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	500,000	527,940
	Series 2007-LD12, Class A3 5.977%, due 2/15/51 (h)	500,000	531,975
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	566,628
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	489,187	523,066
	Series 2007-C6, Class A3 5.933%, due 7/15/40	500,000	550,550
	Merrill Lynch / Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.926%, due 8/12/49 (h)	424,095	443,921
	Morgan Stanley Capital I, Inc.
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (b)	483,746	521,484
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (b)	500,000	561,167
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.68%, due 2/25/42 (b)(c)(d)(e)	686,993	550,110
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	280,000	315,171
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	527,673
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.246%, due 11/25/36 (h)	834,319	605,842

	Total Mortgage-Backed Securities (Cost $10,132,642)		10,912,618

	U.S. Government & Federal Agencies 1.9%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
	6.50%, due 11/1/16	19,529	21,027
	6.50%, due 2/1/27	228	260
	6.50%, due 5/1/29	37,340	43,932
	6.50%, due 6/1/29	17,244	19,851
	6.50%, due 7/1/29	72,805	85,461
	6.50%, due 8/1/29	34,158	40,189
	6.50%, due 9/1/29	2,673	3,145
	6.50%, due 6/1/32	12,612	14,686
	6.50%, due 1/1/37	11,364	12,955
	7.00%, due 3/1/26	330	391
	7.00%, due 9/1/26	11,399	13,596
	7.00%, due 10/1/26	10	10
	7.00%, due 7/1/32	34,787	41,413
	7.50%, due 1/1/16	2,558	2,731
	7.50%, due 5/1/32	16,372	20,163
	8.00%, due 11/1/12	11	11
			319,821
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20	10,550	11,392
	4.50%, due 3/1/21	21,599	23,324
	6.00%, due 4/1/19	2,828	3,119
	7.00%, due 10/1/37	3,613	4,176
	7.00%, due 11/1/37	35,731	41,295
	7.50%, due 10/1/15	17,548	18,793
			102,099
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37	17,492	19,359
	5.50%, due 9/15/35	46,839	52,548
	6.50%, due 4/15/29	162	190
	6.50%, due 5/15/29	458	539
	6.50%, due 8/15/29	29	35
	6.50%, due 10/15/31	7,003	8,216
	7.00%, due 9/15/23	1,003	1,176
	7.00%, due 7/15/25	1,922	2,281
	7.00%, due 12/15/25	4,490	5,328
	7.00%, due 11/15/27	14,392	17,245
	7.00%, due 12/15/27	64,416	77,187
	7.00%, due 6/15/28	4,730	5,691
	7.50%, due 3/15/26	8,799	9,244
	7.50%, due 6/15/26	511	616
	7.50%, due 10/15/30	28,841	33,612
	8.00%, due 8/15/26	1,973	2,043
	8.00%, due 9/15/26	153	156
	8.00%, due 10/15/26	13,433	16,343
	8.50%, due 11/15/26	23,352	24,077
			275,886
¤	United States Treasury Bonds 1.7%
	3.00%, due 5/15/42	9,965,000	10,836,938
	4.375%, due 5/15/40	475,000	654,683
			11,491,621
	United States Treasury Notes 0.1%
	1.25%, due 3/15/14	235,000	238,902
	3.625%, due 8/15/19	385,000	454,901
			693,803
	Total U.S. Government & Federal Agencies (Cost $12,333,884)		12,883,230

	Yankee Bonds 4.2% (i)
	Agriculture 0.2%
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (c)	1,700,000	1,666,000

	Banks 0.1%
	HSBC Holdings PLC 5.10%, due 4/5/21	115,000	132,179
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (c)	275,000	286,575
			418,754
	Building Materials 0.5%
	Desarrolladora Homex S.A.B. de C.V. 9.50%, due 12/11/19 (c)	1,650,000	1,714,020
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, due 1/21/20 (c)	1,700,000	1,725,500
			3,439,520
	Diversified Financial Services 0.1%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)	400,000	395,416

	Food 0.6%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	1,640,000	1,786,498
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)	675,000	672,435
	Minerva Luxembourg S.A. 12.25%, due 2/10/22 (c)	2,000,000	2,125,000
			4,583,933
	Holding Company - Diversified 0.0%‡
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (c)	215,000	269,029

	Insurance 0.3%
	Oil Insurance, Ltd. 3.443%, due 12/31/49 (b)(c)	1,320,000	1,147,318
	Swiss Re Capital I, L.P. 6.854%, due 12/31/49 (b)(c)	1,350,000	1,320,320
			2,467,638
	Internet 0.0%‡
	UPC Holding B.V. 9.875%, due 4/15/18 (c)	240,000	265,200

	Investment Company 0.4%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)	2,300,000	2,646,642

	Mining 1.3%
	Anglo American Capital PLC 9.375%, due 4/8/19 (c)	250,000	333,448
	FMG Resources August 2006 Pty, Ltd. 8.25%, due 11/1/19 (c)	2,000,000	2,105,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,300,000	1,810,584
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	1,690,000	1,597,050
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (c)	2,700,000	3,065,907
			8,911,989
	Miscellaneous - Manufacturing 0.1%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (c)	300,000	391,836

	Oil & Gas 0.3%
	ENI S.p.A. 4.15%, due 10/1/20 (c)	175,000	173,915
	Gazprom International S.A. 7.201%, due 2/1/20 (c)	219,138	243,244
	OGX Austria GmbH 8.50%, due 6/1/18 (c)	1,345,000	1,185,281
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)	200,000	225,400
			1,827,840
	Transportation 0.3%
	CHC Helicopter S.A. 9.25%, due 10/15/20	1,690,000	1,723,800
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	375,000	353,437
			2,077,237
	Total Yankee Bonds (Cost $28,971,881)		29,361,034

	Total Long-Term Bonds (Cost $282,378,080)		294,488,806

		Shares	Value
	Common Stocks 48.2%
	Aerospace & Defense 1.5%
	BAE Systems PLC	707,600	3,426,970
	Lockheed Martin Corp.	50,150	4,476,891
	Meggitt PLC	400,300	2,406,886
			10,310,747
	Agriculture 4.4%
¤	Altria Group, Inc.	175,098	6,298,275
	British American Tobacco PLC	60,347	3,214,547
	Imperial Tobacco Group PLC	147,100	5,717,337
	Lorillard, Inc.	37,490	4,822,713
	Philip Morris International, Inc.	58,313	5,332,141
	Reynolds American, Inc.	108,670	5,028,161
			30,413,174
	Auto Manufacturers 0.8%
	Daimler A.G.	89,150	4,465,485
	Ford Motor Co.	125,000	1,155,000
			5,620,485
	Banks 0.6%
	CIT Group, Inc. (f)	28,100	1,026,212
	Citigroup, Inc.	41,000	1,112,330
	Westpac Banking Corp.	80,706	1,967,684
			4,106,226
	Beverages 2.1%
	Anheuser-Busch InBev N.V.	62,597	4,942,331
	Coca-Cola Co. (The)	26,560	2,146,048
	Coca-Cola Enterprises, Inc.	64,950	1,904,334
	Diageo PLC, Sponsored ADR (j)	39,000	4,169,100
	PepsiCo., Inc.	24,000	1,745,520
			14,907,333
	Building Materials 0.1%
	U.S. Concrete, Inc. (d)(f)	83,147	473,107

	Chemicals 1.6%
	BASF S.E.	60,594	4,434,522
	Bayer A.G.	27,100	2,064,317
	E.I. du Pont de Nemours & Co.	87,816	4,364,455
			10,863,294
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	36,650	2,072,557
	R.R. Donnelley & Sons Co.	208,100	2,522,172
			4,594,729
	Computers 0.3%
	Diebold, Inc.	68,263	2,208,308

	Distribution & Wholesale 0.3%
	Genuine Parts Co.	35,150	2,250,655

	Electric 4.5%
	CMS Energy Corp.	116,400	2,870,424
	CPFL Energia S.A.	120,900	1,394,728
¤	Duke Energy Corp.	88,973	6,030,590
	Integrys Energy Group, Inc.	94,400	5,714,976
	PPL Corp.	59,750	1,726,775
	SCANA Corp.	45,008	2,213,043
	Southern Co.	36,050	1,735,808
	SSE PLC	162,450	3,344,175
	TECO Energy, Inc.	160,350	2,916,767
	Terna S.p.A.	877,000	2,928,570
			30,875,856
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	69,123	3,302,006

	Electronics 0.5%
	Honeywell International, Inc.	58,750	3,410,437

	Engineering & Construction 0.5%
	Vinci S.A.	83,045	3,530,269

	Entertainment 0.5%
	Regal Entertainment Group Class A	238,150	3,291,233

	Environmental Controls 0.4%
	Waste Management, Inc.	74,600	2,566,240

	Finance - Other Services 0.3%
	NYSE Euronext	90,250	2,299,570

	Food 1.6%
	H.J. Heinz Co.	33,000	1,821,930
	Nestle S.A. Registered	92,355	5,680,547
	Unilever PLC	54,000	1,939,650
	WM Morrison Supermarkets PLC	423,150	1,839,708
			11,281,835
	Food Services 0.4%
	Compass Group PLC	244,000	2,622,418

	Gas 1.4%
	National Grid PLC	514,850	5,347,751
	NiSource, Inc.	70,291	1,798,747
	Vectren Corp.	82,500	2,462,625
			9,609,123
	Household Products & Wares 1.2%
	Kimberly-Clark Corp.	68,595	5,961,592
	Reckitt Benckiser Group PLC	46,400	2,551,281
			8,512,873
	Insurance 2.0%
	Arthur J. Gallagher & Co.	104,400	3,704,112
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	29,030	4,129,059
	SCOR SE	162,300	3,856,089
	Travelers Cos., Inc. (The)	29,800	1,866,970
			13,556,230
	Investment Company 0.0%‡
	BGP Holdings PLC (d)(e)	20,068	2

	Media 2.2%
	Comcast Corp. Class A	113,400	3,620,862
	Dex One Corp. (f)	2,323	2,555
¤	Pearson PLC	322,350	6,044,543
	Shaw Communications, Inc.	171,100	3,338,911
	Time Warner, Inc.	66,000	2,581,920
			15,588,791
	Miscellaneous - Manufacturing 0.3%
	Orkla ASA	320,450	2,293,504

	Office & Business Equipment 0.3%
	Pitney Bowes, Inc.	136,977	1,830,013

	Oil & Gas 2.3%
	ConocoPhillips	46,100	2,509,684
	Diamond Offshore Drilling, Inc.	40,300	2,636,426
	ExxonMobil Corp.	22,505	1,954,559
	Royal Dutch Shell PLC, ADR (j)	69,650	4,750,130
	Total S.A.	95,718	4,428,794
			16,279,593
	Oil & Gas Services 0.1%
	Core Laboratories N.V.	6,381	711,864

	Pharmaceuticals 4.0%
	Abbott Laboratories	35,600	2,360,636
	AstraZeneca PLC, Sponsored ADR (j)	93,050	4,355,670
	Bristol-Myers Squibb Co.	75,035	2,671,246
	GlaxoSmithKline PLC	142,100	3,271,694
	Johnson & Johnson	38,817	2,686,913
	Merck & Co., Inc.	64,709	2,858,196
	Novartis A.G.	58,050	3,407,011
	Roche Holding A.G., Genusscheine	19,050	3,381,507
	Sanofi	34,750	2,842,017
			27,834,890
	Pipelines 1.5%
	Enterprise Products Partners, L.P.	54,650	2,896,450
	Kinder Morgan Energy Partners, L.P.	45,450	3,637,363
	MarkWest Energy Partners, L.P.	34,300	1,803,151
	Spectra Energy Corp.	63,000	1,933,470
			10,270,434
	Retail 0.3%
	McDonald's Corp.	21,642	1,933,929

	Semiconductors 0.9%
	Microchip Technology, Inc.	124,950	4,170,831
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (j)	165,150	2,307,145
			6,477,976
	Software 0.9%
	Microsoft Corp.	100,523	2,962,413
	Oracle Corp.	109,103	3,294,910
			6,257,323
	Telecommunications 7.6%
	AT&T, Inc.	121,727	4,615,888
¤	BCE, Inc.	162,250	6,905,150
	CenturyLink, Inc.	132,901	5,520,708
	China Mobile, Ltd., Sponsored ADR (j)	71,800	4,173,016
	Deutsche Telekom A.G.	185,750	2,097,374
	France Telecom S.A.	220,240	2,951,007
	Philippine Long Distance Telephone Co., Sponsored ADR (j)	36,650	2,393,245
	Rogers Communications, Inc. Class B	75,850	2,973,190
	Swisscom A.G.	11,650	4,670,501
	Verizon Communications, Inc.	130,574	5,894,110
	Vivendi S.A.	182,723	3,475,753
¤	Vodafone Group PLC	2,337,527	6,692,094
			52,362,036
	Toys, Games & Hobbies 0.6%
	Mattel, Inc.	110,150	3,873,975

	Transportation 0.5%
	FirstGroup PLC	940,450	3,293,999

	Water 0.5%
	United Utilities Group PLC	333,350	3,569,651

	Total Common Stocks (Cost $288,500,420)		333,184,128

	Convertible Preferred Stocks 1.3%
	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	15,000	502,050

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.875%	13,000	553,020

	Banks 0.6%
	Bank of America Corp. 7.25% Series L	800	813,600
	Citigroup, Inc. 7.00%	13,200	1,133,088
	Wells Fargo & Co. 7.50% Series L	1,800	2,082,600
			4,029,288
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	6,200	733,336

	Insurance 0.2%
	Hartford Financial Services Group, Inc. 7.25%	75,400	1,325,532

	Investment Management/Advisory Services 0.2%
	Affiliated Managers Group, Inc. 5.10%	30,100	1,512,525

	Media 0.0%‡
	Nielsen Holdings N.V. 6.25%	4,600	253,575

	Total Convertible Preferred Stocks (Cost $9,994,779)		8,909,326

	Preferred Stocks 0.6%
	Insurance 0.3%
	MetLife, Inc. 6.50%	89,400	2,284,170

	Media 0.3%
	ProSiebenSat.1 Media A.G. 0.000%	81,750	1,720,007

	Total Preferred Stocks (Cost $4,173,533)		4,004,177

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (d)(e)(f)(k)	6	0	(l)
	Unsecured Debt Expires 12/18/16 (d)(e)(f)(k)	6	0	(l)

	Total Warrants (Cost $20)		0	(l)

		Principal Amount	Value
	Short-Term Investment 5.2%
	Repurchase Agreement 5.2%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 proceeds at Maturity $36,078,949 (Collateralized by United State Treasury Bond with a rate of 5.25% and a maturity date of 2/15/29, with Principal Amount of $25,085,000 and Market Value of $36,808,927)	$36,078,939	36,078,939

	Total Short-Term Investment (Cost $36,078,939)		36,078,939

	Total Investments (Cost $621,125,771) (o)	97.9%	676,665,376
	Other Assets, Less Liabilities	2.1	14,298,614
	Net Assets	100.0%	$690,963,990

		Contracts Long	Unrealized Appreciation (Depreciation) (m)
	Futures Contracts 0.8%
	Standard & Poor's 500 Index Mini September 2012 (n)	1,750	$5,748,750
	Russell 2000 Index Mini September 2012 (n)	160	370,000

	Total Futures Contracts Long (Settlement Value $132,831,100)		6,118,750

		Contracts Short	Unrealized Appreciation (Depreciation) (m)
	United States Treasury Notes September 2012 (5 year)	(457)	(350,723)

	Total Futures Contracts Short (Settlement Value $57,025,031)		(350,723)

	Total Futures Contracts (Settlement Value $75,806,069)		$5,768,027

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of July 31, 2012 is $13,403,650, which represents 1.9% of the Fund's net assets.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security. The total market value of these securities as of July 31, 2012 is $1,220,695, which represents 0.2% of the Fund's net assets.
(e)	Fair valued security. The total market value of these securities as of July 31, 2012 is $840,686, which represents 0.1% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of July 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(h)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2012.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	ADR - American Depositary Receipt.
(k)	Restricted security.
(l)	Less than one dollar.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2012.
(n)	As of July 31, 2012, cash in the amount of $7,382,050 is on deposit with the broker for futures transactions.
(o)	As of July 31, 2012, cost is $621,041,294 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$82,689,075
Gross unrealized depreciation	(27,064,993)
Net unrealized appreciation	$55,624,082

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

As of July 31, 2012, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

EUR vs. U.S. Dollar	9/13/12	JPMorgan Chase Bank	EUR	28,117,000	USD	34,484,095	USD	(127,863)
GBP vs. U.S. Dollar	9/13/12	JPMorgan Chase Bank	GBP	18,898,000		29,298,948		(329,598)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(457,461)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$14,926,807	$—		$14,926,807
Convertible Bonds	—	41,781,633	—		41,781,633
Corporate Bonds (b)	—	166,455,985	290,574		166,746,559
Foreign Bonds	—	3,110,191	—		3,110,191
Foreign Government Bonds	—	4,889,664	—		4,889,664
Loan Assignments & Participations	—	9,877,070	—		9,877,070
Mortgage-Backed Securities (c)	—	10,362,508	550,110		10,912,618
U.S. Government & Federal Agencies	—	12,883,230	—		12,883,230
Yankee Bonds	—	29,361,034	—		29,361,034
Total Long-Term Bonds	—	293,648,122	840,684		294,488,806
Common Stocks (d)	333,184,126	—	2		333,184,128
Convertible Preferred Stocks	8,909,326	—	—		8,909,326
Preferred Stocks	4,004,177	—	—		4,004,177
Warrants (e)	—	—	0	(e)	0	(e)
Short-Term Investment
Repurchase Agreement	—	36,078,939	—		36,078,939
Total Investments in Securities	346,097,629	329,727,061	840,686		676,665,376
Other Financial Instruments
Futures Contracts Long (f)	6,118,750	—	—		6,118,750
Total Investments in Securities and Other Financial Instruments	$352,216,379	$329,727,061	$840,686		$682,784,126

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (f)	$—	$(457,461)	$—	$(457,461)
Futures Contracts Short (f)	(350,723)	—	—	(350,723)
Total Other Financial Instruments	$(350,723)	$(457,461)	$—	$(808,184)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,760 and $288,814 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 security valued at $550,110 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(d)	The Level 3 security valued at $2 is held in Investment Company within the Common Stocks section of the Portfolio of Investments.
(e)	The Level 3 securities valued at less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2012, foreign securities with a total value of $115,901,327 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The October 31, 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of July 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2012
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,760		$-	$-	$-	$-	$-	$-	$-	$1,760		$-
Retail	278,122		(194)	(194)	20,672	-	(9,592)	-	-	288,814		20,882
Loan Assignments & Participations
Machinery	312		(3,041)	(74,769)	77,498	-	-	-	-	-		-
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	633,007		-	-	(66,549)	-	(16,348)	-	-	550,110		(68,184)
Common Stocks
Investment Company	3		-	-	(1)	-	-	-	-	2		(1)
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$913,204		$(3,235)	$(74,963)	$31,620	$-	$(25,940)	$-	$-	$840,686		$(47,303)

(a)	Less than one dollar.

As of July 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost			Value
Canadian Dollar	CAD	3	USD	0	(a)	USD	2
Euro	EUR	171,651		210,360			211,200
Pound Sterling	GBP	4,301		6,717			6,744
Total			USD	217,077		USD	217,946

(a) Less than one dollar.

As of July 31, 2012, the Fund held the following restricted securities:

	Date(s) of	Principal		7/31/12		Percent of
Security	Acquisition	Amount	Cost	Value		Net Assets
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	$6	$-	$0	(a)	0.0	%‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	6	20	0	(a)	0.0	‡
Total			$20	$0	(a)	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay International Equity Fund
Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 97.3% †
	Australia 3.0%
	Computershare, Ltd. (IT Services)	1,120,745	$9,033,659

	Bermuda 1.5%
	Genpact, Ltd. (IT Services) (a)	268,840	4,683,193

	Brazil 1.8%
	Cia. Hering (Specialty Retail)	277,500	5,479,041

	Canada 2.7%
	IGM Financial, Inc. (Capital Markets)	130,300	5,104,938
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	61,900	3,291,745
			8,396,683
	China 1.5%
	China Shenhua Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	1,131,200	4,223,018
	China Yurun Food Group, Ltd. (Food Products)	400,000	240,371
			4,463,389
	Czech Republic 2.0%
	Komercni Banka A.S. (Commercial Banks)	36,134	6,145,522

	Denmark 5.3%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	41,559	7,881,447
	FLSmidth & Co. A/S (Construction & Engineering)	139,112	8,395,274
			16,276,721
	France 5.5%
	Dassault Systemes S.A. (Software)	48,517	4,799,502
	Essilor International S.A. (Health Care Equipment & Supplies)	105,583	9,202,775
	Ipsen S.A. (Pharmaceuticals)	124,531	2,948,009
			16,950,286
	Germany 12.5%
¤	Adidas A.G. (Textiles, Apparel & Luxury Goods)	142,845	10,740,477
	Brenntag A.G. (Trading Companies & Distributors)	28,591	3,138,613
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	140,957	10,241,245
	Linde A.G. (Chemicals)	55,140	8,212,545
	United Internet A.G. (Internet Software & Services)	173,501	3,075,116
	Wirecard A.G. (IT Services)	154,678	3,064,084
			38,472,080
	Hong Kong 3.1%
¤	Li & Fung, Ltd. (Distributors)	4,859,200	9,587,187

	Indonesia 0.7%
	Media Nusantara Citra Tbk PT (Media)	8,990,500	2,255,936

	Ireland 1.1%
	ICON PLC, Sponsored ADR (Life Sciences Tools & Services) (a)(b)	138,916	3,352,043

	Israel 6.1%
	Check Point Software Technologies, Ltd. (Software) (a)	148,786	7,226,536
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (b)	284,127	11,617,953
			18,844,489
	Japan 7.4%
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	97,100	9,383,744
	Kakaku.com, Inc. (Internet Software & Services)	183,600	5,872,850
	Sysmex Corp. (Health Care Equipment & Supplies)	172,100	7,544,864
			22,801,458
	South Africa 1.2%
	Clicks Group, Ltd. (Food & Staples Retailing)	541,147	3,571,660

	Spain 4.3%
¤	Grifols S.A. (Biotechnology) (a)	419,067	13,065,809

	Sweden 7.6%
	Modern Times Group AB Class B (Media)	195,354	8,968,190
¤	Svenska Handelsbanken AB Class A (Commercial Banks)	415,656	14,461,001
			23,429,191
	Switzerland 1.0%
	Nestle S.A. Registered (Food Products)	46,930	2,886,558

	Thailand 3.2%
¤	Kasikornbank PCL (Commercial Banks)	1,758,900	9,892,765

	United Kingdom 23.2%
¤	Aggreko PLC (Commercial Services & Supplies)	370,744	11,869,556
	Experian PLC (Professional Services)	438,884	6,530,111
¤	Intertek Group PLC (Professional Services)	241,332	10,344,703
	Johnson Matthey PLC (Chemicals)	218,919	7,482,462
	Petrofac, Ltd. (Energy Equipment & Services)	337,896	7,898,876
¤	SABMiller PLC (Beverages)	246,181	10,641,329
	Shire PLC (Pharmaceuticals)	205,048	5,941,035
	Standard Chartered PLC (Commercial Banks)	320,912	7,368,514
	Telecity Group PLC (Internet Software & Services) (a)	226,301	3,044,236
			71,120,822
	United States 2.6%
	ResMed, Inc. (Health Care Equipment & Supplies) (a)	253,498	8,000,396

	Total Common Stocks (Cost $274,789,207)		298,708,888

		Principal Amount	Value
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	United States 0.9%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $2,819,139 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $2,790,000 and a Market Value of $2,877,115) (Capital Markets)	$2,819,139	2,819,139

	Total Short-Term Investment (Cost $2,819,139)		2,819,139

	Total Investments (Cost $277,608,346) (c)	98.2%	301,528,027
	Other Assets, Less Liabilities	1.8	5,586,532
	Net Assets	100.0%	$307,114,559

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of July 31, 2012, cost is $277,808,533 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$32,947,828
Gross unrealized depreciation	(9,228,334)
Net unrealized appreciation	$23,719,494

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$298,708,888	$—	$—	$298,708,888
Short-Term Investment
Repurchase Agreement	—	2,819,139	—	2,819,139
Total Investments in Securities	$298,708,888	$2,819,139	$—	$301,528,027

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2012, foreign securities with a total value of $232,551,412 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The October 31, 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of July 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

As of July 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	41,790	USD	42,891	USD	43,917
Canadian Dollar	CAD	64,328		64,212		64,145
Danish Krone	DKK	2,068,748		344,464		342,046
Euro	EUR	809,397		987,838		995,881
Hong Kong Dollar	HKD	4,248,574		547,944		547,871
Japanese Yen	JPY	31,546,827		402,383		403,799
Pound Sterling	GBP	1,156,649		1,795,871		1,813,453
Singapore Dollar	SGD	32,658		25,904		26,244
Swedish Krona	SEK	3,307,672		475,339		486,376
Swiss Franc	CHF	283,649		297,046		290,535
Thailand Baht	THB	2,367,810		75,097		75,240
Total			USD	5,058,989	USD	5,089,507

MainStay Large Cap Growth Fund

Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 98.2% †
	Aerospace & Defense 3.1%
	Precision Castparts Corp.	1,549,600	$241,055,776
	United Technologies Corp.	3,762,300	280,065,612
			521,121,388
	Auto Components 1.1%
	BorgWarner, Inc. (a)	2,873,800	192,831,980

	Biotechnology 3.3%
	Biogen Idec, Inc. (a)	1,995,700	291,032,931
	Celgene Corp. (a)	3,799,500	260,113,770
			551,146,701
	Capital Markets 3.2%
	BlackRock, Inc.	1,037,700	176,678,802
	Franklin Resources, Inc.	2,235,200	256,936,240
	TD Ameritrade Holding Corp.	6,920,900	110,180,728
			543,795,770
	Chemicals 4.4%
	Ecolab, Inc.	3,922,900	256,753,805
¤	Monsanto Co.	5,606,622	480,038,976
			736,792,781
	Communications Equipment 3.5%
¤	QUALCOMM, Inc.	9,704,700	579,176,496

	Computers & Peripherals 10.3%
¤	Apple, Inc. (a)	2,270,670	1,386,834,409
	EMC Corp. (a)	12,803,400	335,577,114
			1,722,411,523
	Construction & Engineering 1.2%
	Fluor Corp.	4,173,800	206,937,004

	Diversified Financial Services 1.0%
	IntercontinentalExchange, Inc. (a)	1,279,000	167,830,380

	Energy Equipment & Services 2.4%
	Cameron International Corp. (a)	3,170,800	159,396,116
	FMC Technologies, Inc. (a)	5,424,800	244,766,976
			404,163,092
	Food & Staples Retailing 2.7%
	Costco Wholesale Corp.	1,938,300	186,425,694
	CVS Caremark Corp.	5,827,400	263,689,850
			450,115,544
	Health Care Equipment & Supplies 3.6%
	Covidien PLC	3,871,700	216,350,596
	Edwards Lifesciences Corp. (a)	2,132,600	215,819,120
	Intuitive Surgical, Inc. (a)	348,320	167,716,080
			599,885,796
	Health Care Providers & Services 4.0%
¤	Express Scripts Holding Co. (a)	7,526,500	436,085,410
	UnitedHealth Group, Inc.	4,489,900	229,388,991
			665,474,401
	Health Care Technology 1.0%
	Cerner Corp. (a)	2,301,900	170,156,448

	Hotels, Restaurants & Leisure 3.4%
	Las Vegas Sands Corp.	4,586,100	167,025,762
	Starbucks Corp.	5,131,800	232,367,904
	Yum! Brands, Inc.	2,577,300	167,112,132
			566,505,798
	Industrial Conglomerates 3.1%
¤	Danaher Corp.	10,001,200	528,163,372

	Internet & Catalog Retail 5.1%
	Amazon.com, Inc. (a)	1,493,800	348,503,540
¤	Priceline.com, Inc. (a)	763,500	505,238,490
			853,742,030
	Internet Software & Services 7.9%
	Baidu, Inc., Sponsored ADR (a)(b)	1,906,300	229,747,276
	eBay, Inc. (a)	4,504,600	199,553,780
	Facebook, Inc. Class A (a)	2,429,050	52,734,675
¤	Google, Inc. Class A (a)	814,210	515,370,504
	LinkedIn Corp. Class A (a)	1,482,500	152,178,625
	VeriSign, Inc. (a)	3,959,000	175,858,780
			1,325,443,640
	IT Services 8.5%
¤	International Business Machines Corp.	2,384,550	467,324,109
	MasterCard, Inc. Class A	272,620	119,017,714
	Teradata Corp. (a)	2,502,100	169,192,002
¤	Visa, Inc. Class A	5,257,300	678,559,711
			1,434,093,536
	Machinery 2.4%
	Caterpillar, Inc.	2,611,600	219,922,836
	Illinois Tool Works, Inc.	3,352,700	182,185,718
			402,108,554
	Media 0.9%
	CBS Corp. Class B	4,360,700	145,909,022

	Multiline Retail 1.2%
	Dollar General Corp. (a)	3,816,100	194,659,261

	Oil, Gas & Consumable Fuels 3.2%
	Cabot Oil & Gas Corp.	4,022,000	169,688,180
	Concho Resources, Inc. (a)	2,070,400	176,501,600
	Range Resources Corp.	3,010,450	188,454,170
			534,643,950
	Personal Products 0.7%
	Estee Lauder Cos., Inc. (The) Class A	2,292,200	120,065,436

	Pharmaceuticals 1.6%
	Perrigo Co.	866,800	98,832,536
	Shire PLC, Sponsored ADR (b)	2,052,700	176,901,686
			275,734,222
	Real Estate Investment Trusts 1.6%
	American Tower Corp.	3,752,800	271,364,968

	Road & Rail 4.0%
¤	Union Pacific Corp.	5,496,800	673,962,648

	Semiconductors & Semiconductor Equipment 1.0%
	Altera Corp.	4,738,700	167,986,915

	Software 3.4%
	Intuit, Inc.	3,114,800	180,720,696
	Salesforce.com, Inc. (a)	3,070,200	381,810,072
	VMware, Inc. Class A (a)	55,400	5,028,104
			567,558,872
	Specialty Retail 2.0%
	O'Reilly Automotive, Inc. (a)	1,573,700	134,929,038
	Ross Stores, Inc.	926,100	61,530,084
	Ulta Salon Cosmetics & Fragrance, Inc.	1,653,500	140,349,080
			336,808,202
	Textiles, Apparel & Luxury Goods 2.3%
	Coach, Inc.	2,451,900	120,952,227
	Michael Kors Holdings, Ltd. (a)	3,401,700	140,456,193
	Ralph Lauren Corp.	841,300	121,433,242
			382,841,662
	Wireless Telecommunication Services 1.1%
	SBA Communications Corp. Class A (a)	3,129,800	184,845,988

	Total Common Stocks (Cost $14,075,441,904)		16,478,277,380

	Short-Term Investment 3.2%	Principal Amount	Value
	Repurchase Agreement 3.2%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $542,644,137 (Collateralized by United States Treasury and Government Agency securities with rates between 1.65% and 5.50% and maturity dates between 11/2/16 and 2/15/36, with a Principal Amount of $400,925,000 and a Market Value of $553,509,115)	$542,643,986	542,643,986

	Total Short-Term Investment (Cost $542,643,986)		542,643,986

	Total Investments (Cost $14,618,085,890) (c)	101.4%	17,020,921,366
	Other Assets, Less Liabilities	(1.4)	(231,721,585)
	Net Assets	100.0%	$16,789,199,781

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of July 31, 2012, cost is $14,640,141,127 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$2,671,004,439
Gross unrealized depreciation	(290,224,200)
Net unrealized appreciation	$2,380,780,239

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$16,478,277,380	$—	$—	$16,478,277,380
Short-Term Investment
Repurchase Agreement	—	542,643,986	—	542,643,986
Total Investments in Securities	$16,478,277,380	$542,643,986	$—	$17,020,921,366

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund
Portfolio of Investments July 31, 2012 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 3.3%
	Boeing Co. (The)	199,004	$14,708,386
	GenCorp, Inc. (a)	152,800	1,291,160
¤	Honeywell International, Inc.	618,652	35,912,748
	Northrop Grumman Corp.	58,528	3,874,554
	Orbital Sciences Corp. (a)	156,800	2,054,080
	Raytheon Co.	64,000	3,550,720
	United Technologies Corp.	23,650	1,760,506
			63,152,154
	Airlines 0.1%
	Southwest Airlines Co.	143,160	1,315,640

	Auto Components 1.4%
	Bridgestone Corp.	334,700	7,630,089
	Goodyear Tire & Rubber Co. (The) (a)	71,050	813,523
	Johnson Controls, Inc.	758,650	18,700,722
			27,144,334
	Automobiles 0.5%
	Nissan Motor Co., Ltd.	917,850	8,740,869

	Beverages 1.7%
	Coca-Cola Co. (The)	217,045	17,537,236
	PepsiCo., Inc.	210,172	15,285,810
			32,823,046
	Biotechnology 0.4%
	Alkermes PLC (a)	74,580	1,386,442
	Celgene Corp. (a)	85,500	5,853,330
	Gilead Sciences, Inc. (a)	21,000	1,140,930
			8,380,702
	Capital Markets 1.6%
	Ameriprise Financial, Inc.	96,675	5,000,031
	Bank of New York Mellon Corp. (The)	112,125	2,386,020
	Goldman Sachs Group, Inc. (The)	54,644	5,513,580
	ICG Group, Inc. (a)	47,144	421,467
	Jefferies Group, Inc.	240,814	3,019,808
	Knight Capital Group, Inc. Class A (a)	49,664	513,029
	Legg Mason, Inc.	26,850	658,362
	State Street Corp.	325,284	13,134,968
			30,647,265
	Chemicals 3.7%
	Akzo Nobel N.V.	113,855	6,150,527
	E.I. du Pont de Nemours & Co.	367,000	18,239,900
¤	Monsanto Co.	518,509	44,394,741
	Mosaic Co. (The)	37,230	2,163,435
			70,948,603
	Commercial Banks 4.9%
	BB&T Corp.	633,550	19,874,463
	DBS Group Holdings, Ltd.	930,150	11,017,688
	DnB NOR ASA	742,400	7,821,154
	Popular, Inc. (a)	46,237	696,792
	Standard Chartered PLC	540,406	12,408,353
	U.S. Bancorp	320,000	10,720,000
	Wells Fargo & Co.	920,474	31,121,226
			93,659,676
	Commercial Services & Supplies 0.3%
	Covanta Holding Corp.	256,953	4,414,453
	Waste Management, Inc.	58,400	2,008,960
			6,423,413
	Communications Equipment 1.4%
	Cisco Systems, Inc.	1,671,950	26,667,602
	Infinera Corp. (a)	129,151	712,914
	Motorola Solutions, Inc.	1,442	69,706
			27,450,222
	Computers & Peripherals 2.3%
¤	Apple, Inc. (a)	55,285	33,765,866
	Dell, Inc. (a)	340,270	4,042,408
	SanDisk Corp. (a)	99,591	4,096,178
	STEC, Inc. (a)	211,400	1,705,998
			43,610,450
	Construction & Engineering 0.4%
	China Communications Construction Co., Ltd. Class H	3,083,900	2,716,164
	Jacobs Engineering Group, Inc. (a)	143,836	5,547,755
			8,263,919
	Construction Materials 0.4%
	Holcim, Ltd. (a)	118,400	6,997,521

	Consumer Finance 2.9%
	American Express Co.	395,350	22,815,648
	Capital One Financial Corp.	365,300	20,635,797
	Discover Financial Services	296,930	10,677,603
			54,129,048
	Diversified Consumer Services 0.3%
	Coinstar, Inc. (a)	135,172	6,419,318

	Diversified Financial Services 3.4%
	Bank of America Corp.	384,054	2,818,956
	Citigroup, Inc.	913,580	24,785,426
	CME Group, Inc. Class A	121,440	6,328,238
	JPMorgan Chase & Co.	792,332	28,523,952
	Leucadia National Corp.	74,446	1,613,989
			64,070,561
	Diversified Telecommunication Services 1.6%
	AT&T, Inc.	314,900	11,941,008
	Nippon Telegraph & Telephone Corp.	335,500	15,610,144
	Verizon Communications, Inc.	48,800	2,202,832
			29,753,984
	Electric Utilities 1.4%
	American Electric Power Co., Inc.	52,765	2,228,793
	Duke Energy Corp.	345,097	23,390,675
			25,619,468

	Electrical Equipment 1.1%
	ABB, Ltd. (a)	668,100	11,688,157
	Rockwell Automation, Inc.	127,853	8,612,178
			20,300,335
	Electronic Equipment & Instruments 0.6%
	Corning, Inc.	195,550	2,231,226
	TE Connectivity, Ltd.	255,541	8,435,408
			10,666,634
	Energy Equipment & Services 0.7%
	Baker Hughes, Inc.	48,822	2,261,435
	Exterran Holdings, Inc. (a)	75,443	1,114,293
	Key Energy Services, Inc. (a)	160,455	1,285,245
	Schlumberger, Ltd.	95,094	6,776,398
	Weatherford International, Ltd. (a)	110,051	1,326,115
			12,763,486
	Food & Staples Retailing 1.7%
	CVS Caremark Corp.	223,926	10,132,651
	Wal-Mart Stores, Inc.	177,320	13,197,928
	Walgreen Co.	252,411	9,177,664
			32,508,243
	Food Products 1.7%
	Archer-Daniels-Midland Co.	740,663	19,323,898
	Bunge, Ltd.	57,690	3,794,271
	Danone S.A.	124,650	7,588,714
	Kraft Foods, Inc. Class A	62,200	2,469,962
			33,176,845
	Gas Utilities 0.3%
	AGL Resources, Inc.	28,708	1,162,674
	National Fuel Gas Co.	77,735	3,804,351
			4,967,025
	Health Care Equipment & Supplies 3.6%
	Baxter International, Inc.	441,368	25,824,441
	Boston Scientific Corp. (a)	45,000	232,650
	CareFusion Corp. (a)	44,612	1,088,979
¤	Covidien PLC	610,669	34,124,184
	Medtronic, Inc.	201,066	7,926,022
			69,196,276
	Health Care Providers & Services 1.9%
	Aetna, Inc.	373,070	13,452,904
	Cardinal Health, Inc.	61,070	2,631,506
	Express Scripts Holding Co. (a)	48,700	2,821,678
	McKesson Corp.	178,850	16,227,061
	SunLink Health Systems, Inc. (a)	51,368	57,532
	Universal Health Services, Inc. Class B	5,800	226,664
			35,417,345
	Hotels, Restaurants & Leisure 1.1%
	Marriott International, Inc. Class A	6,000	218,520
	McDonald's Corp.	118,630	10,600,777
	Starwood Hotels & Resorts Worldwide, Inc.	183,966	9,961,759
			20,781,056
	Household Products 1.5%
	Colgate-Palmolive Co.	28,612	3,071,784
	Procter & Gamble Co. (The)	397,600	25,661,104
			28,732,888
	Independent Power Producers & Energy Traders 0.3%
	AES Corp. (The) (a)	425,700	5,133,942

	Industrial Conglomerates 2.9%
	3M Co.	66,150	6,034,864
¤	General Electric Co.	1,909,133	39,614,510
	Tyco International, Ltd.	173,189	9,515,004
			55,164,378
	Insurance 3.3%
	Aflac, Inc.	14,048	615,021
	Allstate Corp. (The)	174,709	5,992,519
	Aon PLC	99,640	4,902,288
	Berkshire Hathaway, Inc. Class B (a)	24,249	2,057,285
	Chubb Corp. (The)	69,406	5,045,122
	HCC Insurance Holdings, Inc.	7,111	217,881
	Marsh & McLennan Cos., Inc.	118,596	3,938,573
	MetLife, Inc.	194,961	5,998,950
	Tokio Marine Holdings, Inc.	293,000	6,795,725
	Travelers Cos., Inc. (The)	333,790	20,911,944
	W.R. Berkley Corp.	194,648	7,129,956
			63,605,264
	Internet & Catalog Retail 0.5%
	Liberty Interactive Corp. (a)	550,690	10,314,424

	Internet Software & Services 2.7%
	eBay, Inc. (a)	433,825	19,218,447
	Google, Inc. Class A (a)	24,536	15,530,552
	Valueclick, Inc. (a)	135,658	2,131,187
	VeriSign, Inc. (a)	329,495	14,636,168
			51,516,354
	IT Services 0.8%
	Automatic Data Processing, Inc.	55,249	3,124,331
	Computer Sciences Corp.	14,750	363,145
	International Business Machines Corp.	55,999	10,974,684
			14,462,160
	Machinery 1.6%
	Accuride Corp. (a)	44,899	233,026
	Caterpillar, Inc.	106,450	8,964,155
	Cummins, Inc.	116,700	11,191,530
	KOMATSU, Ltd.	209,300	4,709,752
	Vallourec S.A.	141,950	5,896,361
			30,994,824
	Media 7.1%
	AMC Networks, Inc. Class A (a)	44,236	1,918,073
	Cablevision Systems Corp. Class A	406,103	6,229,620
	Comcast Corp. Class A	190,960	6,215,748
	DIRECTV Class A (a)	28,935	1,436,912
	Liberty Media Corp. - Liberty Capital Class A (a)	327,759	31,006,001
	Madison Square Garden Co. Class A (a)	206,321	7,479,136
	Sirius XM Radio, Inc. (a)	556,700	1,202,472
	Time Warner Cable, Inc.	15,445	1,311,744
¤	Time Warner, Inc.	1,267,916	49,600,874
	Viacom, Inc. Class B	572,750	26,753,153
	Walt Disney Co. (The)	40,443	1,987,369
			135,141,102
	Metals & Mining 1.1%
	Barrick Gold Corp.	565,350	18,588,708
	United States Steel Corp.	74,825	1,545,136
			20,133,844

	Multi-Utilities0.1%
	Dominion Resources, Inc.	38,600	2,096,366

	Multiline Retail 0.3%
	J.C. Penney Co., Inc.	46,332	1,042,933
	Kohl's Corp.	28,225	1,403,347
	Target Corp.	58,590	3,553,484
			5,999,764
	Office Electronics 0.0%‡
	Xerox Corp.	65,600	454,608

	Oil, Gas & Consumable Fuels 11.7%
	Anadarko Petroleum Corp.	141,314	9,812,844
	Apache Corp.	107,199	9,231,978
	Chesapeake Energy Corp.	194,124	3,653,414
	Chevron Corp.	77,129	8,451,796
	ConocoPhillips	150,776	8,208,245
	Devon Energy Corp.	195,321	11,547,377
	Encana Corp.	617,600	13,741,600
	ENI S.p.A.	607,450	12,586,322
	EOG Resources, Inc.	77,589	7,604,498
¤	ExxonMobil Corp.	417,900	36,294,615
	Hess Corp.	112,911	5,324,883
	Marathon Oil Corp.	181,899	4,814,867
	Marathon Petroleum Corp.	208,623	9,867,868
	Occidental Petroleum Corp.	287,470	25,018,514
	Phillips 66	501,513	18,856,889
	Southwestern Energy Co. (a)	497,600	16,545,200
	Spectra Energy Corp.	530,400	16,277,976
	Williams Cos., Inc.	127,681	4,058,979
			221,897,865
	Paper & Forest Products 0.1%
	MeadWestvaco Corp.	80,405	2,283,502

	Pharmaceuticals 8.4%
	Abbott Laboratories	133,827	8,874,068
	Bayer A.G.	182,000	13,863,677
	Chugai Pharmaceutical Co., Ltd.	240,850	4,658,232
	Hospira, Inc. (a)	129,403	4,496,754
	Johnson & Johnson	481,850	33,353,657
	Merck & Co., Inc.	149,726	6,613,397
	Novartis A.G.	302,900	17,777,497
¤	Pfizer, Inc.	2,341,000	56,277,640
	Sanofi	106,900	8,742,781
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	117,898	4,820,849
			159,478,552

	Real Estate Investment Trusts 1.0%
	HCP, Inc.	195,835	9,245,370
	UDR, Inc.	334,540	8,902,110
	Weyerhaeuser Co.	61,705	1,440,812
			19,588,292
	Real Estate Management & Development 0.1%
	St. Joe Co. (The) (a)	100,900	1,708,237

	Road & Rail 0.6%
	Celadon Group, Inc.	119,074	1,777,775
	CSX Corp.	159,226	3,652,644
	Union Pacific Corp.	45,150	5,535,842
			10,966,261
	Semiconductors & Semiconductor Equipment 2.9%
	Applied Materials, Inc.	1,738,919	18,936,828
	Intel Corp.	287,595	7,391,191
	Texas Instruments, Inc.	1,081,650	29,464,146
			55,792,165
	Software 3.0%
	Adobe Systems, Inc. (a)	33,750	1,042,200
	Electronic Arts, Inc. (a)	31,733	349,698
	JDA Software Group, Inc. (a)	35,379	1,046,511
¤	Microsoft Corp.	1,586,833	46,763,968
	Oracle Corp.	111,758	3,375,092
	SAP A.G.	71,550	4,565,500
			57,142,969
	Specialty Retail 1.1%
	Home Depot, Inc. (The)	150,853	7,871,510
	Lowe's Cos., Inc.	476,012	12,076,424
	PEP Boys-Manny Moe & Jack	113,055	1,025,409
			20,973,343
	Thrifts & Mortgage Finance 0.0%‡
	New York Community Bancorp, Inc.	58,300	756,734

	Trading Companies & Distributors 0.4%
	Mitsubishi Corp.	349,950	7,014,678

	Wireless Telecommunication Services 2.1%
¤	Vodafone Group PLC, Sponsored ADR (b)	1,369,500	39,373,125

	Total Common Stocks (Cost $1,664,110,021)		1,870,053,079

		Principal Amount	Value
	Long-Term Bonds 0.2%
	Convertible Bonds 0.1%
	Diversified Consumer Services 0.1%
	Coinstar, Inc. 4.00%, due 9/1/14	$900,000	1,231,875

	Oil, Gas & Consumable Fuels 0.0%‡
	Bill Barrett Corp. 5.00%, due 3/15/28	100,300	100,802

	Total Convertible Bonds (Cost $957,642)		1,332,677

	Corporate Bond 0.1%
	Specialty Retail 0.1%
	PEP Boys-Manny Moe & Jack 7.50%, due 12/15/14	1,000,000	1,012,510

	Total Corporate Bond (Cost $885,307)		1,012,510

	Total Long-Term Bonds (Cost $1,842,949)		2,345,187

	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $29,865,086 (Collateralized by United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $29,550,000 and a Market Value of $30,472,669)	29,865,078	29,865,078

	Total Short-Term Investment (Cost $29,865,078)		29,865,078

	Total Investments (Cost $1,695,818,048) (c)	100.0%	1,902,263,344
	Other Assets, Less Liabilities	(0.0)‡	(69,780)
	Net Assets	100.0%	$1,902,193,564

¤	Among the Fund's 10 largest holdings, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	As of July 31, 2012, cost is $1,707,184,936 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$308,497,468
Gross unrealized depreciation	(113,419,060)
Net unrealized appreciation	$195,078,408

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,870,053,079	$—	$—	$1,870,053,079
Long-Term Bonds
Convertible Bonds	—	1,332,677	—	1,332,677
Corporate Bond	—	1,012,510	—	1,012,510
Total Long-Term Bonds	—	2,345,187	—	2,345,187
Short-Term Investment
Repurchase Agreement	—	29,865,078	—	29,865,078
Total Investments in Securities	$1,870,053,079	$32,210,265	$—	$1,902,263,344

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2012, foreign securities with a total value of $154,782,482 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The October 31, 2011 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of July 31, 2012 for these securities are based on quoted prices in active markets for identical investments.

MainStay Money Market Fund

Portfolio of Investments July 31, 2012 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 100.3%†
Asset-Backed Commercial Paper 1.3%
Straight-A Funding LLC 0.18%, due 8/6/12 (a)(b)	$5,000,000	$4,999,875

Certificates of Deposit 3.8%
Bank of Nova Scotia 0.30%, due 9/18/12 (c)	4,680,000	4,680,000
Toronto-Dominion Bank (The)
0.317%, due 9/20/12 (c)	6,080,000	6,080,000
0.466%, due 2/4/13 (c)	4,265,000	4,265,000
		15,025,000
Financial Company Commercial Paper 13.9%
Bank of Nova Scotia 0.16%, due 9/17/12	5,895,000	5,893,769
JPMorgan Chase & Co.
0.295%, due 11/1/12 (b)	4,775,000	4,775,000
0.299%, due 9/12/12	6,000,000	6,000,000
National Rural Utilities Cooperative Finance Corp.
0.12%, due 8/2/12 (b)	4,800,000	4,799,984
0.15%, due 8/3/12 (b)	3,345,000	3,344,972
PACCAR Financial Corp.
0.12%, due 9/5/12 (b)	3,245,000	3,244,621
0.13%, due 8/27/12 (b)	2,870,000	2,869,731
Private Export Funding Corp.
0.11%, due 8/17/12 (a)(b)	3,305,000	3,304,838
0.16%, due 8/30/12 (a)(b)	500,000	499,936
0.165%, due 9/10/12 (a)(b)	5,000,000	4,999,083
U.S. Bank N.A.
0.15%, due 8/2/12 (b)	3,000,000	3,000,000
0.15%, due 8/15/12 (b)	4,000,000	4,000,000
0.15%, due 8/28/12 (b)	3,000,000	3,000,000
Westpac Banking Corp. 0.58%, due 5/3/13 (a)	5,545,000	5,545,000
		55,276,934
Government Agency Debt 3.4%
Federal Home Loan Bank
0.08%, due 8/13/12 (b)	1,000,000	999,973
0.08%, due 8/15/12 (b)	500,000	499,985
0.105%, due 8/22/12 (b)	500,000	499,969
Federal National Mortgage Association
0.12%, due 9/27/12	3,275,000	3,274,378
0.278%, due 9/17/12 (c)	6,420,000	6,420,605
0.36%, due 9/13/12 (c)	1,720,000	1,720,202
		13,415,112
Other Commercial Paper 42.9%
Abbott Laboratories 0.15%, due 8/1/12 (a)(b)	4,000,000	4,000,000
Archer-Daniels-Midland Co.
0.14%, due 8/1/12 (a)(b)	3,320,000	3,320,000
0.14%, due 8/17/12 (a)(b)	3,315,000	3,314,794
0.14%, due 8/24/12 (a)(b)	3,315,000	3,314,704
Baker Hughes, Inc.
0.14%, due 8/1/12 (a)(b)	5,495,000	5,495,000
0.17%, due 9/14/12 (a)(b)	5,895,000	5,893,775
Baxter International, Inc. 0.26%, due 8/21/12 (a)(b)	2,885,000	2,884,583
BP Capital Markets PLC 0.666%, due 2/8/13 (a)(b)	3,920,000	3,920,000
Coca-Cola Co. (The) 0.12%, due 9/5/12 (a)(b)	3,245,000	3,244,621
Deere & Co. 0.12%, due 8/23/12 (a)(b)	2,005,000	2,004,853
E.I. du Pont de Nemours & Co.
0.13%, due 8/22/12 (a)(b)	3,270,000	3,269,752
0.18%, due 8/14/12 (a)(b)	3,350,000	3,349,782
Emerson Electric Co.
0.15%, due 8/8/12 (a)(b)	4,705,000	4,704,863
0.15%, due 8/20/12 (a)(b)	3,965,000	3,964,686
Florida Power & Light Co. 0.21%, due 8/14/12 (b)	3,320,000	3,319,748
General Electric Co.
0.15%, due 8/29/12 (b)	3,000,000	2,999,650
0.16%, due 8/16/12 (b)	3,305,000	3,304,780
Illinois Tool Works, Inc.
0.13%, due 8/23/12 (a)(b)	3,245,000	3,244,742
0.15%, due 8/3/12 (a)(b)	3,670,000	3,669,969
0.15%, due 8/16/12 (a)(b)	1,300,000	1,299,919
John Deere Canada ULC 0.14%, due 8/13/12 (a)(b)	3,570,000	3,569,833
Kimberly-Clark Worldwide, Inc.
0.10%, due 8/9/12 (a)(b)	3,305,000	3,304,927
0.12%, due 8/16/12 (a)(b)	1,415,000	1,414,929
0.12%, due 8/20/12 (a)(b)	3,300,000	3,299,791
L'Oreal U.S.A., Inc. 0.14%, due 8/2/12 (a)(b)	4,015,000	4,014,984
McDonald's Corp.
0.14%, due 8/14/12 (a)(b)	500,000	499,975
0.14%, due 8/30/12 (a)(b)	3,350,000	3,349,622
Novartis Securities Investment, Ltd.
0.15%, due 8/7/12 (a)(b)	5,835,000	5,834,854
0.16%, due 8/7/12 (a)(b)	4,875,000	4,874,870
Parker Hannifin Corp.
0.13%, due 8/31/12 (a)(b)	1,625,000	1,624,824
0.15%, due 8/27/12 (a)(b)	3,315,000	3,314,641
0.16%, due 8/10/12 (a)(b)	4,000,000	3,999,840
PepsiCo, Inc. 0.10%, due 8/3/12 (a)(b)	3,350,000	3,349,981
Praxair, Inc.
0.11%, due 8/17/12 (b)	3,320,000	3,319,838
0.12%, due 8/24/12 (b)	3,315,000	3,314,746
0.14%, due 8/27/12 (b)	3,210,000	3,209,675
Roche Holdings, Inc.
0.14%, due 8/13/12 (a)(b)	4,910,000	4,909,771
0.14%, due 8/15/12 (a)(b)	3,320,000	3,319,819
Sanofi 0.14%, due 8/6/12 (a)(b)	5,000,000	4,999,903
Sherwin-Williams Co. (The) 0.22%, due 8/8/12 (a)(b)	3,305,000	3,304,859
Siemens Capital Co., LLC
0.14%, due 8/13/12 (a)(b)	3,320,000	3,319,845
0.15%, due 8/20/12 (a)(b)	3,315,000	3,314,738
Sigma-Aldrich Corp. 0.13%, due 8/6/12 (a)(b)	6,515,000	6,514,882
Southern Co. (The) 0.21%, due 8/7/12 (a)(b)	3,305,000	3,304,884
St. Jude Medical, Inc. 0.22%, due 8/20/12 (a)(b)	3,320,000	3,319,615
Unilever Capital Corp.
0.10%, due 8/2/12 (a)(b)	3,315,000	3,314,991
0.11%, due 8/1/12 (a)(b)	3,320,000	3,320,000
Wal-Mart Stores, Inc. 0.10%, due 8/13/12 (a)(b)	3,275,000	3,274,891
WGL Holdings, Inc. 0.23%, due 8/13/12 (a)(b)	1,185,000	1,184,909
		170,220,658
Other Notes 7.4%
CNH Equipment Trust
Series 2012-B, Class A1 0.383%, due 7/12/13	1,756,057	1,756,057
Series 2012-A, Class A1 0.425%, due 4/12/13	1,077,042	1,077,042
Enterprise Fleet Financing LLC Series 2012-1, Class A1 0.46%, due 5/20/13 (a)	1,815,491	1,815,491
Ford Credit Auto Lease Trust Series 2012-A, Class A1 0.358%, due 3/15/13 (a)	969,161	969,161
GE Equipment Transportation LLC Series 2012-1, Class A1 0.389%, due 3/22/13	534,010	534,010
Great America Leasing Receivables Series 2012-1, Class A1 0.512%, due 4/15/13 (a)	907,748	907,748
Holmes Master Issuer PLC Series 2012-1A, Class A1 0.449%, due 1/15/13 (a)(c)	4,525,000	4,525,000
Honda Auto Receivables Owner Trust Series 2012-1, Class A1 0.413%, due 3/15/13	969,466	969,466
Huntington Auto Trust Series 2012-1, Class A1 0.342%, due 3/15/13	783,336	783,336
Hyundai Auto Lease Securitization Trust Series 2012-A, Class A1 0.384%, due 6/17/13 (a)	1,072,206	1,072,206
John Deere Owner Trust Series 2012-A, Class A1 0.379%, due 3/15/13	503,997	503,997
Mercedes-Benz Auto Lease Trust Series 2012-A, Class A1 0.344%, due 4/15/13	365,225	365,225
MetLife Institutional Funding II 0.711%, due 4/3/13 (a)(c)	2,000,000	2,000,000
MMAF Equipment Finance LLC Series 2012-AA, Class A1 0.346%, due 7/10/13 (a)	1,287,186	1,287,186
Navistar Financial Corp. Owner Trust Series 2012-A, Class A1 0.432%, due 7/18/13 (a)	2,591,960	2,591,960
Nissan Auto Lease Trust Series 2012-A, Class A1 0.344%, due 3/15/13	230,032	230,032
SMART Trust Series 2012-2USA, Class A1 0.424%, due 6/14/13 (a)	1,934,564	1,934,564
Target Corp. 0.488%, due 1/11/13 (c)	4,000,000	4,000,000
Volvo Financial Equipment LLC Series 2012-1A, Class A1 0.353%, due 3/15/13 (a)	727,799	727,799
World Omni Automobile Lease Securitization Trust Series 2012-A, Class A1 0.328%, due 6/17/13	1,419,563	1,419,563
		29,469,843
Treasury Debt 16.4%
United States Treasury Bills
0.094%, due 9/13/12 (b)	14,795,000	14,793,339
0.10%, due 9/20/12 (b)	3,490,000	3,489,515
United States Treasury Notes
0.375%, due 8/31/12	1,750,000	1,750,180
0.375%, due 9/30/12	6,000,000	6,002,128
0.375%, due 10/31/12	4,000,000	4,002,032
0.375%, due 6/30/13	3,800,000	3,805,227
0.375%, due 7/31/13	3,590,000	3,596,502
0.50%, due 5/31/13	3,600,000	3,608,683
0.625%, due 12/31/12	7,000,000	7,013,543
0.625%, due 1/31/13	5,500,000	5,512,722
0.625%, due 2/28/13	6,000,000	6,016,208
0.625%, due 4/30/13	3,570,000	3,581,183
0.75%, due 3/31/13	2,000,000	2,007,316
		65,178,578
Treasury Repurchase Agreements 11.2%
Bank of America N.A. 0.16%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $22,289,099 (Collateralized by a United States Treasury Note, with a rate of 1.875% and a maturity date of 9/30/17, with a Principal Amount of $21,297,300 and a Market Value of $22,734,868)	22,289,000	22,289,000
Deutsche Bank Securities, Inc. 0.17%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $22,289,105 (Collateralized by United States Treasury Note, with a rate of 0.50% and a maturity date 7/31/17, with a Principal Amount of $22,865,200 and a Market Value of $22,734,868)	22,289,000	22,289,000
		44,578,000
Total Short-Term Investments (Amortized Cost $398,164,000) (d)	100.3%	398,164,000
Other Assets, Less Liabilities	(0.3)	(1,319,936)
Net Assets	100.0%	$396,844,064

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Asset-Backed Commercial Paper	$—	$4,999,875	$—	$4,999,875
Certificates of Deposit	—	15,025,000	—	15,025,000
Financial Company Commercial Paper	—	55,276,934	—	55,276,934
Government Agency Debt	—	13,415,112	—	13,415,112
Other Commercial Paper	—	170,220,658	—	170,220,658
Other Notes	—	29,469,843	—	29,469,843
Treasury Debt	—	65,178,578	—	65,178,578
Treasury Repurchase Agreements	—	44,578,000	—	44,578,000
Total Investments in Securities	$—	$398,164,000	$—	$398,164,000

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Principal Preservation Fund

Portfolio of Investments July 31, 2012 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 100.0%†
Asset-Backed Commercial Paper 0.8%
Straight-A Funding LLC 0.18%, due 8/6/12 (a)(b)	$1,000,000	$999,975
		999,975
Certificates of Deposit 2.1%
Bank of Nova Scotia 0.30%, due 9/18/12 (c)	1,660,000	1,660,000
Toronto-Dominion Bank (The) 0.317%, due 9/20/12 (c)	980,000	980,000
		2,640,000
Financial Company Commercial Paper 10.8%
Bank of Nova Scotia 0.16%, due 9/17/12 (b)	1,840,000	1,839,616
JPMorgan Chase & Co. 0.295%, due 11/1/12 (b)	1,575,000	1,575,000
National Rural Utilities Cooperative Finance Corp.
0.12%, due 8/2/12 (b)	1,650,000	1,649,994
0.15%, due 8/3/12 (b)	955,000	954,992
PACCAR Financial Corp.
0.12%, due 9/5/12 (b)	1,020,000	1,019,881
0.13%, due 8/27/12 (b)	870,000	869,918
Private Export Funding Corp.
0.11%, due 8/17/12 (a)(b)	1,020,000	1,019,950
0.16%, due 8/30/12 (a)(b)	500,000	499,936
0.165%, due 9/10/12 (a)(b)	1,000,000	999,817
U.S. Bank N.A.
0.15%, due 8/2/12 (b)	1,000,000	1,000,000
0.15%, due 8/15/12 (b)	1,000,000	1,000,000
0.15%, due 8/28/12 (b)	1,000,000	1,000,000
		13,429,104
Government Agency Debt 8.5%
Federal Home Loan Bank
0.08%, due 8/13/12 (b)	1,500,000	1,499,960
0.08%, due 8/15/12 (b)	5,000,000	4,999,844
0.105%, due 8/22/12 (b)	2,500,000	2,499,847
Federal National Mortgage Association
0.12%, due 9/27/12	1,025,000	1,024,805
0.278%, due 9/17/12 (c)	250,000	250,024
0.36%, due 9/13/12 (c)	270,000	270,032
		10,544,512
Other Commercial Paper 41.1%
Abbott Laboratories 0.15%, due 8/1/12 (a)(b)	1,000,000	1,000,000
Archer-Daniels-Midland Co.
0.14%, due 8/1/12 (a)(b)	1,020,000	1,020,000
0.14%, due 8/17/12 (a)(b)	1,035,000	1,034,936
0.14%, due 8/24/12 (a)(b)	1,035,000	1,034,907
Baker Hughes, Inc.
0.14%, due 8/1/12 (a)(b)	1,380,000	1,380,000
0.17%, due 9/14/12 (a)(b)	1,840,000	1,839,618
Baxter International, Inc. 0.26%, due 8/21/12 (a)(b)	895,000	894,871
Coca-Cola Co. (The) 0.12%, due 9/5/12 (a)(b)	1,020,000	1,019,881
Deere & Co. 0.12%, due 8/23/12 (a)(b)	625,000	624,954
E.I. du Pont de Nemours & Co.
0.13%, due 8/22/12 (a)(b)	1,015,000	1,014,923
0.18%, due 8/14/12 (a)(b)	955,000	954,938
Emerson Electric Co.
0.15%, due 8/8/12 (a)(b)	1,335,000	1,334,961
0.15%, due 8/20/12 (a)(b)	1,155,000	1,154,909
Florida Power & Light Co. 0.21%, due 8/14/12 (b)	1,020,000	1,019,923
General Electric Co.
0.15%, due 8/29/12 (b)	1,000,000	999,883
0.16%, due 8/16/12 (b)	1,020,000	1,019,932
Illinois Tool Works, Inc.
0.13%, due 8/23/12 (a)(b)	1,020,000	1,019,919
0.15%, due 8/3/12 (a)(b)	1,130,000	1,129,991
0.15%, due 8/16/12 (a)(b)	1,000,000	999,938
John Deere Canada ULC 0.14%, due 8/13/12 (a)(b)	1,125,000	1,124,947
Kimberly-Clark Worldwide, Inc.
0.10%, due 8/9/12 (a)(b)	1,020,000	1,019,977
0.12%, due 8/16/12 (a)(b)	465,000	464,977
0.12%, due 8/20/12 (a)(b)	960,000	959,939
L'Oreal U.S.A., Inc. 0.14%, due 8/2/12 (a)(b)	1,150,000	1,149,996
McDonald's Corp.
0.14%, due 8/14/12 (a)(b)	500,000	499,975
0.14%, due 8/30/12 (a)(b)	955,000	954,892
Novartis Securities Investment, Ltd.
0.15%, due 8/7/12 (a)(b)	1,410,000	1,409,965
0.16%, due 8/7/12 (a)(b)	1,185,000	1,184,968
Parker Hannifin Corp.
0.13%, due 8/31/12 (a)(b)	510,000	509,945
0.15%, due 8/27/12 (a)(b)	1,035,000	1,034,888
0.16%, due 8/10/12 (a)(b)	1,000,000	999,960
PepsiCo, Inc. 0.10%, due 8/3/12 (a)(b)	955,000	954,995
Praxair, Inc.
0.11%, due 8/17/12 (b)	1,020,000	1,019,950
0.12%, due 8/24/12 (b)	1,035,000	1,034,921
0.14%, due 8/27/12 (b)	1,055,000	1,054,893
Roche Holdings, Inc.
0.14%, due 8/13/12 (a)(b)	1,535,000	1,534,928
0.14%, due 8/15/12 (a)(b)	1,020,000	1,019,944
Sanofi 0.14%, due 8/6/12 (a)(b)	1,000,000	999,981
Sherwin-Williams Co. (The) 0.22%, due 8/8/12 (a)(b)	1,020,000	1,019,956
Siemens Capital Co., LLC
0.14%, due 8/13/12 (a)(b)	1,020,000	1,019,952
0.15%, due 8/20/12 (a)(b)	1,035,000	1,034,918
Sigma-Aldrich Corp. 0.13%, due 8/6/12 (a)(b)	2,035,000	2,034,963
Southern Co. (The) 0.21%, due 8/7/12 (a)(b)	1,020,000	1,019,964
St. Jude Medical, Inc. 0.22%, due 8/20/12 (a)(b)	1,020,000	1,019,882
Unilever Capital Corp.
0.10%, due 8/2/12 (a)(b)	1,035,000	1,034,997
0.11%, due 8/1/12 (a)(b)	1,020,000	1,020,000
Wal-Mart Stores, Inc. 0.10%, due 8/13/12 (a)(b)	1,025,000	1,024,966
WGL Holdings, Inc. 0.23%, due 8/13/12 (a)(b)	1,315,000	1,314,899
		50,977,022
Treasury Debt 10.1%
United States Treasury Bills
0.094%, due 9/13/12 (b)	5,245,000	5,244,411
0.10%, due 9/20/12 (b)	845,000	844,883
United States Treasury Notes
0.375%, due 8/31/12	1,250,000	1,250,216
0.375%, due 9/30/12	1,100,000	1,100,418
0.625%, due 12/31/12	1,250,000	1,252,405
0.625%, due 1/31/13	1,300,000	1,302,974
0.625%, due 2/28/13	1,500,000	1,503,887
		12,499,194
Treasury Repurchase Agreements 26.6%
Bank of America N.A. 0.16%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $16,526,073 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 9/30/17, with a Principal Amount of $15,790,700 and a Market Value of $16,856,572)	16,526,000	16,526,000
Deutsche Bank Securities, Inc. 0.17%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $16,526,078 (Collateralized by a United States Treasury Note with a rate of 0.50% and a maturity date of 7/31/17, with a Principal Amount of $16,953,200 and a Market Value of $16,856,567)	16,526,000	16,526,000
		33,052,000
Total Short-Term Investments (Amortized Cost $124,141,807) (d)	100.0%	124,141,807
Other Assets, Less Liabilities	0.0 ‡	16,949
Net Assets	100.0%	$124,158,756

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Asset-Backed Commercial Paper	$—	$999,975	$—	$999,975
Certificates of Deposit	—	2,640,000	—	2,640,000
Financial Company Commercial Paper	—	13,429,104	—	13,429,104
Government Agency Debt	—	10,544,512	—	10,544,512
Other Commercial Paper	—	50,977,022	—	50,977,022
Treasury Debt	—	12,499,194	—	12,499,194
Treasury Repurchase Agreements	—	33,052,000	—	33,052,000
Total Investments in Securities	$—	$124,141,807	$—	$124,141,807

(a)  For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 98.3% †
	Alabama 0.8%
	Alabama Water Pollution Control Authority, Revenue Bonds Series B, Insured: AMBAC 4.125%, due 2/15/14	$1,550,000	$1,525,293
	Bessemer, Alabama Medical Clinic Board, Bessemer Carraway Medical Center, Revenue Bonds Series A, Insured: NATL-RE 5.875%, due 5/15/26	1,000,000	1,001,200
	Jefferson County, Alabama, Revenue Bonds Insured: FSA 5.50%, due 1/1/21	2,380,000	2,389,020
			4,915,513
	Arizona 0.5%
	Salt Verde Financial Corp., Revenue Bonds 5.00%, due 12/1/37	3,155,000	3,279,780

	California 27.3%
	Alum Rock Union Elementary School District, Election, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	3,040,000	3,377,744
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	2,700,000	3,318,219
	California Educational Facilities Authority, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,912,030
	California Health Facilities Financing Authority, Catholic Healthcare, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,555,210
	California Health Facilities Financing Authority, Revenue Bonds
	Series A 5.50%, due 11/15/40	2,800,000	3,317,524
	Series A 6.25%, due 2/1/26	500,000	588,870
	California Infrastructure & Economic Development Bank, California Independent System Operator Corp., Revenue Bonds Series A 5.50%, due 2/1/30	5,400,000	5,857,974
	California State Public Works Revenue, Various Capital Project, Revenue Bonds Series G1 5.75%, due 10/1/30	1,400,000	1,622,572
¤	California State, Unlimited General Obligation
	6.00%, due 11/1/35	2,500,000	3,035,225
	6.25%, due 11/1/34	5,000,000	6,177,000
	6.50%, due 4/1/33	2,530,000	3,164,549
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	2,000,000	2,102,240
¤	California Statewide Communities Development Authority, Revenue Bonds
	Series B, Insured: AMBAC 5.00%, due 8/15/38	10,000,000	10,661,100
	Series A 5.00%, due 4/1/42	1,750,000	1,920,713
	5.25%, due 11/1/30	1,475,000	1,684,037
	Series D 5.50%, due 7/1/31	3,000,000	3,333,870
	Ceres Unified School District, Unlimited General Obligation
	Series A (zero coupon), due 8/1/37	4,150,000	815,268
	Series A (zero coupon), due 8/1/46	8,000,000	799,280
	Series A (zero coupon), due 8/1/49	9,000,000	711,450
	Dublin-San Ramon Services District, California, Refunding Water, Revenue Bonds 5.50%, due 8/1/36	4,035,000	4,641,501
	Foothill-Eastern Transportation Corridor Agency Toll Road, Revenue Bonds
	(zero coupon), due 1/15/24	10,000,000	5,075,400
	(zero coupon), due 1/15/34	9,600,000	2,655,744
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds (zero coupon), due 1/15/31	13,000,000	4,319,770
	Fresno, California Unified School District Education, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	1,838,100
	Series G (zero coupon), due 8/1/33	10,000,000	2,836,300
	Series G (zero coupon), due 8/1/41	23,485,000	3,771,456
¤	Golden State Tobacco Securitization Corp., Revenue Bonds
	Series A, Insured: , FGIC 5.00%, due 6/1/35	9,000,000	9,273,600
	Series A 5.00%, due 6/1/45	5,775,000	5,908,518
	Hayward Unified School District, Unlimited General Obligation
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	2,563,625
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,332,940
	Lake Tahoe Unified School District Election, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/45	6,000,000	2,450,640
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/46	53,000,000	5,597,860
	Morongo, California Unified School District Election, Unlimited General Obligation Series B, Insured: GTY 5.25%, due 8/1/38	3,880,000	4,207,511
	Mountain House Public Financing Authority, California Utility System, Revenue Bonds 5.75%, due 12/1/35	1,750,000	1,949,027
	National City Community Development Commission, National City Redevelopment Project, Tax Allocation 7.00%, due 8/1/32	3,500,000	4,437,230
	Oceanside, California Unified School District, Capital Appreciation Election, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	18,055,000	1,621,158
	Palomar Pomerado Health Election, General Obligation, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	9,075,000	9,595,996
	Peralta Community College District, Unlimited General Obligation Series A, Insured: NATL-RE 5.00%, due 8/1/31	4,655,000	5,031,729
	Pittsburg, California Unified School District, Revenue Bonds Insured: AGM 5.50%, due 9/1/46	5,000,000	5,652,950
	San Jose, California Airport Revenue, Revenue Bonds Series A 6.25%, due 3/1/34 (a)	4,250,000	5,049,212
	San Lorenzo, California Unified School District, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,401,911
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/48	25,205,000	2,085,210
	Stockton, California Unified School District, Election 2005, Unlimited General Obligation Insured: FGIC, NATL-RE 4.55%, due 9/1/30	7,120,000	7,147,554
	Stockton, Health Facilities Revenue, Dameron Hospital Association, Revenue Bonds Series A 0.45%, due 12/1/32 (b)	4,200,000	4,200,000
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	3,500,000	4,005,085
			170,604,902
	Colorado 1.2%
	Colorado Educational & Cultural Facilities Authority, Revenue Bonds
	Series: A-5 0.25%, due 4/1/34 (b)	400,000	400,000
	Series: A-12 0.25%, due 2/1/38 (b)	550,000	550,000
	E-470 Public Highway Authority Colorado, Revenue Bonds
	Series B-1, Insured: NATL-RE 5.50%, due 9/1/24	3,000,000	3,254,730
	Series D-1, Insured: NATL-RE 5.50%, due 9/1/24	1,500,000	1,627,365
	Park Creek Metropolitan District, Revenue Bonds Series A, Insured: AGM 6.125%, due 12/1/41	1,600,000	1,876,592
			7,708,687
	Connecticut 2.4%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Revenue Bonds
	Series: E 4.30%, due 11/15/35 (a)	4,385,000	4,452,836
	Series: B-2 4.40%, due 11/15/43 (a)	3,690,000	3,744,907
	Connecticut State Health & Educational Facility Authority, Revenue Bonds Series A 5.00%, due 7/1/41	2,000,000	2,152,580
	Hartford, CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,877,125
	Series A 5.00%, due 4/1/29	1,250,000	1,430,725
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	312,073
			14,970,246
	District of Columbia 0.5%
	District of Columbia, Tax Allocation
	5.00%, due 6/1/27	825,000	925,419
	5.00%, due 6/1/28	1,445,000	1,610,149
	5.00%, due 6/1/31	750,000	830,903
			3,366,471
	Florida 3.4%
	Citizens Property Insurance Corp., Revenue Bonds Series A-1 5.25%, due 6/1/17	3,500,000	4,012,785
	Miami-Dade County Florida Solid Waste System, Revenue Bonds Insured: NATL-RE 5.00%, due 10/1/19	1,735,000	1,895,123
	Miami-Dade County Florida, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	59,613
	Orlando & Orange County Florida Expressway Authority, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 7/1/30	8,000,000	8,220,880
	Pinellas County Health Facilities Authority, Revenue Bonds 0.27%, due 7/1/34 (b)	4,185,000	4,185,000
	Sarasota-Manatee Airport Authority, Revenue Bonds 0.27%, due 8/1/14 (b)	2,670,000	2,670,000
			21,043,401
	Georgia 1.7%
	Atlanta, Georgia Airport Passenger Facility Charge, Revenue Bonds Series J, Insured: AGM 5.00%, due 1/1/34	3,500,000	3,687,460
	Atlanta, Georgia Water & Wastewater Revenue Series A 6.25%, due 11/1/39	4,125,000	4,968,604
	Fulton County Georgia Development Authority, Piedmont Healthcare, Inc., Revenue Bonds Series A 5.00%, due 6/15/32	1,700,000	1,861,568
			10,517,632
	Hawaii 0.6%
	Hawaii State Department of Budget and Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,518,370

	Idaho 0.4%
	Idaho Health Facilities Authority, Revenue Bonds Series A 5.00%, due 3/1/47	2,250,000	2,422,372

	Illinois 2.1%
	Chicago, Illinois Housing Authority Capital Program, Revenue Bonds Insured: AGM 5.00%, due 7/1/23	4,000,000	4,509,720
	Chicago, Illinois O' Hare International Airport, Revenue Bonds Series A Insured: NATL-RE 5.00%, due 1/1/31	2,905,000	3,052,225
	Chicago, lllinois, Unlimited General Obligation Series A 5.25%, due 1/1/35	2,000,000	2,249,320
	JPMorgan Chase Putters / Drivers Trust, Unlimited General Obligation Series 4111, Insured: AGM 0.19%, due 12/1/20 (b)(c)	2,900,000	2,900,000
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	270,744
	Series A 5.00%, due 1/1/20	205,000	242,616
			13,224,625
	Indiana 2.2%
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds 5.50%, due 8/15/40	2,335,000	2,434,984
	Indiana State Finance Authority, Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,353,617
	Series A 5.00%, due 2/1/25	4,425,000	4,955,646
	Series B 5.00%, due 2/1/26	2,320,000	2,572,277
	Indiana State Housing & Community Development Authority SF Mortgage, Revenue Bonds Series C-3 0.20%, due 7/1/36 (a)(b)	250,000	250,000
	Indianapolis, Indiana Public Improvement Bond Bank, Revenue Bonds Series A, Insured: GTY 5.50%, due 1/1/38	1,100,000	1,250,117
			13,816,641
	Louisiana 4.5%
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,500,000	4,081,665
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds Series A, Insured: AMBAC 5.625%, due 10/1/16	1,425,000	1,427,138
	Louisiana Public Facilities Authority, Franciscan Missionaries, Revenue Bonds 6.75%, due 7/1/39	3,000,000	3,542,730
	Louisiana Public Facilities Authority, Ochsner Clinic, Revenue Bonds
	Insured: CIFG 4.50%, due 7/1/37	4,000,000	3,973,200
	6.25%, due 5/15/31 |	5,690,000	6,483,357
	Louisiana State Citizens Property Insurance Corp., Revenue Bonds
	Series B, Insured: AMBAC 5.00%, due 6/1/20	2,340,000	2,604,326
	Series C-3, Insured: GTY 6.125%, due 6/1/25	5,000,000	5,905,300
			28,017,716
	Maine 0.6%
	Maine State Housing Authority Mortgage, Revenue Bonds Series H 0.40%, due 11/15/40 (b)	3,750,000	3,750,000

	Massachusetts 3.0%
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (a)	2,435,000	2,602,382
	Series I 6.00%, due 1/1/28	3,315,000	3,860,351
	Massachusetts State Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,370,140
	Series A 6.25%, due 7/1/30	6,400,000	7,453,440
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,276,720
			18,563,033
	Michigan 7.3%
	Detroit Water & Sewerage Department, Sewerage Disposal System, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/39	2,000,000	2,106,220
¤	Detroit, Michigan City School District, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,000,000	8,044,680
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	5,066,774
	Detroit, Michigan Sewer Disposal System, Revenue Bonds
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,195,600
	Series C-1, Insured: AGM 7.00%, due 7/1/27	2,500,000	3,001,850
¤	Detroit, Michigan Water Supply System, Revenue Bonds
	Series A 5.25%, due 7/1/41	8,015,000	8,425,127
	Series A 5.75%, due 7/1/37	6,000,000	6,645,480
	Lanse Creuse Michigan Public Schools, Unlimited General Obligation Insured: Q-SBLF 0.21%, due 5/1/35 (b)	1,100,000	1,100,000
	Michigan Finance Authority, Revenue Bonds
	5.00%, due 6/1/18	175,000	197,087
	5.00%, due 6/1/19	1,300,000	1,483,651
	5.00%, due 6/1/20	950,000	1,086,002
	5.50%, due 6/1/21	5,000,000	5,815,850
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	212,590
			45,380,911
	Minnesota 0.4%
	Sherburne County Housing & Redevelopment Authority, Revenue Bonds 0.31%, due 12/1/21 (b)	2,340,000	2,340,000

	Mississippi 0.6%
	Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds 5.875%, due 4/1/22	4,000,000	4,011,480

	Missouri 0.7%
	Missouri Development Finance Board, Revenue Bonds 5.00%, due 6/1/37	4,255,000	4,567,445

	Nebraska 1.2%
	Central Plains Energy Project, Project No. 3, Revenue Bonds
	5.00%, due 9/1/27	2,010,000	2,153,936
	5.25%, due 9/1/37	5,000,000	5,311,900
			7,465,836
	Nevada 0.3%
	Las Vegas Convention and Visitors Authority, Revenue Bonds Series E, Insured: AGM 5.50%, due 7/1/40	1,450,000	1,649,505

	New Hampshire 0.3%
	Manchester, NH General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	2,048,238

	New Jersey 6.9%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	3,500,000	3,575,705
	New Jersey Economic Development Authority, Cigarette Tax, Cigarette Tax, Revenue Bonds
	5.50%, due 6/15/31	3,140,000	3,442,665
	5.75%, due 6/15/29	4,925,000	5,425,626
	New Jersey Economic Development Authority, MSU Student Housing Project, Provident Group-Montclair LLC, Revenue Bonds 5.375%, due 6/1/25	4,500,000	4,979,250
	New Jersey Economic Development Authority, MSU Student Housing Project, Revenue Bonds 5.875%, due 6/1/42	1,000,000	1,110,060
¤	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	Series A 5.25%, due 7/1/26	3,710,000	4,012,884
	Insured: GTY 5.25%, due 1/1/31	2,760,000	3,019,882
	6.00%, due 7/1/26	7,180,000	8,268,201
	New Jersey State Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: GTY 6.125%, due 6/1/30 (a)	3,870,000	4,288,540
	Newark, New Jersey Housing Authority, South Ward Police Facility, Revenue Bonds Insured: GTY 6.75%, due 12/1/38	4,000,000	5,052,800
			43,175,613
	New York 8.3%
	Build NYC Resource Corp., Parking Facility, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/17	880,000	1,008,938
	Insured: AGM 5.00%, due 12/15/18	930,000	1,072,597
	Insured: AGM 5.00%, due 12/15/19	975,000	1,122,352
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,183,865
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,243,495
	Insured: AGM 5.00%, due 12/15/22	740,000	857,468
	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds 5.00%, due 8/1/42	1,190,000	1,323,066
	City of New York, Unlimited General Obligation
	Series H-1 0.28%, due 1/1/36 (b)	650,000	650,000
	Series A-5 0.38%, due 8/1/15 (b)	150,000	150,000
¤	New York Liberty Development Corp., Revenue Bonds
	5.50%, due 10/1/37	2,090,000	2,515,001
	5.75%, due 11/15/51	7,500,000	8,890,050
	New York City Hall, Unlimited General Obligation Series A-5 0.38%, due 8/1/16 (b)	1,500,000	1,500,000
	New York City Municipal Water Finance Authority, Revenue Bonds Series AA-2 0.28%, due 6/15/32 (b)	1,050,000	1,050,000
	New York Convention Center Development Corp., Hotel Unit, Revenue Bonds Insured: AMBAC 5.00%, due 11/15/44	3,600,000	3,767,904
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	5,000,000	5,717,000
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	5.00%, due 9/15/40	7,000,000	7,970,900
	Class 3 5.00%, due 3/15/44	4,000,000	4,305,120
	New York State Dormitory Authority, Revenue Bonds
	5.00%, due 7/1/42	2,050,000	2,325,028
	5.50%, due 7/1/40	540,000	618,316
	New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series B 4.85%, due 11/1/41	3,500,000	3,775,135
	Niagara, New York Development & Revenue, Niagara University Project, Revenue Bonds Series A 5.00%, due 5/1/42	915,000	999,427
			52,045,662
	North Carolina 0.6%
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: GTY 5.75%, due 1/1/39	3,000,000	3,464,010

	North Dakota 0.5%
	McLean County North Dakota Solid Waste Facilities, Revenue Bonds Series A 4.875%, due 7/1/26	2,700,000	2,955,663

	Ohio 1.9%
	Adams County-Ohio Valley Local School District, Unlimited General Obligation
	(zero coupon), due 12/1/16	1,385,000	1,205,906
	3.80%, due 12/1/21	1,000,000	1,020,790
	Cleveland-Cuyahoga County, Ohio Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,396,770
	Hamilton County, OH Health Care Facility, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,176,460
	Toledo-Lucas County Port Authority, Revenue Bonds Series B 6.25%, due 5/15/24 (a)	1,030,000	1,053,340
	University of Cincinnati, Ohio, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 6/1/31	4,090,000	4,347,302
			12,200,568
	Pennsylvania 3.5%
	Delaware County, PA Authority, Revenue Bonds 0.23%, due 4/1/30 (b)	685,000	685,000
	Lancaster County Hospital Authority, Revenue Bonds 5.00%, due 7/1/42	1,000,000	1,097,120
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	201,812
¤	Pennsylvania State Turnpike Commission, Revenue Bonds
	Series B 5.00%, due 12/1/42	8,535,000	9,378,770
	Series B 5.75%, due 6/1/39	4,000,000	4,546,480
	Philadelphia, PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	6,267,875
			22,177,057
	Rhode Island 0.8%
	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds Series C 0.48%, due 4/1/47 (a)(b)	5,000,000	5,000,000

	South Carolina 1.0%
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: GTY 5.75%, due 1/1/34	5,320,000	6,335,428

	Tennessee 1.5%
	Clasksville Public Building Authority Revenue 0.26%, due 7/1/35 (b)	300,000	300,000
	Johnson City Tennessee Health & Educational Facilities Board Hospital, Revenue Bonds Series A 6.50%, due 7/1/38	6,500,000	7,711,925
	Sevier County Public Building Authority, Revenue Bonds Series A-4 0.50%, due 6/1/25 (b)	1,550,000	1,550,000
			9,561,925
	Texas 8.5%
	Central Texas Regional Mobility Authority, Revenue Bonds 5.75%, due 1/1/31	2,000,000	2,323,960
	Dallas-Fort Worth International Airport Revenue, Revenue Bonds Series A, Insured: FGIC, NATL-RE 6.00%, due 11/1/28 (a)	735,000	737,962
	Harris County-Houston Sports Authority, Revenue Bonds Series G, Insured: NATL-RE 5.25%, due 11/15/30	555,000	555,050
	Houston Higher Education Finance Corp., Revenue Bonds
	Series A 5.00%, due 2/15/42	1,000,000	1,038,410
	Series A 6.50%, due 5/15/31	1,050,000	1,267,927
	Series A 6.875%, due 5/15/41	6,450,000	7,979,553
	Houston, Texas Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B 5.00%, due 9/1/31	2,000,000	2,205,000
	North Texas Tollway Authority, Revenue Bonds Series F 5.75%, due 1/1/38	1,800,000	1,979,100
	Port Freeport TX, Brazos River Harbor Navigation District, Revenue Bonds Series A 0.29%, due 4/1/21 (a)(b)	600,000	600,000
	San Antonio Education Facilities Corp., Revenue Bonds 0.22%, due 6/1/33 (b)	5,500,000	5,500,000
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,275,000	1,461,507
¤	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	2,640,000	3,231,017
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	5,228,701
	7.50%, due 6/30/33	5,500,000	7,000,785
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	7,000,000	8,424,710
	Texas State Public Finance Authority, Charter School Finance Corp., Revenue Bonds Series A 6.20%, due 2/15/40	1,000,000	1,154,610
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/36	10,000,000	2,400,300
			53,088,592
	U.S. Virgin Islands 0.9%
	Virgin Islands Public Finance Authority, Revenue Bonds Series A 6.75%, due 10/1/37	5,000,000	5,916,750

	Utah 0.2%
	Herriman, Utah, Special Assessment
	5.00%, due 11/1/24	575,000	632,045
	5.00%, due 11/1/29	425,000	466,561
			1,098,606
	Vermont 0.1%
	Burlington, Vermont Electric System, Revenue Bonds Series A 5.375%, due 7/1/27	610,000	696,187

	Virginia 0.6%
	Madison County Industrial Development Authority, Woodberry Forest School, Revenue Bonds 0.27%, due 10/1/37 (b)	3,600,000	3,600,000

	Wisconsin 0.8%
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds
	Series A 0.42%, due 5/1/25 (b)	650,000	650,000
	5.00%, due 7/1/20	1,785,000	1,864,879
	5.00%, due 7/1/25	2,270,000	2,342,572
			4,857,451
	Wyoming 0.2%
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,178,060

	Total Municipal Bonds (Cost $571,752,779)		614,534,376

	Total Investments (Cost $571,752,779) (f)	98.3%	614,534,376
	Other Assets, Less Liabilities	1.7	10,313,191
	Net Assets	100.0%	$624,847,567

		Contracts Short	Unrealized Appreciation (Depreciation) (d)
	Futures Contracts (0.1%)
	United States Treasury Notes September 2012 (10 Year) (e)	(500)	$(903,594)

	Total Futures Contracts (Settlement Value $67,328,125)		$(903,594)

¤	Among the Fund's 10 largest issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2012.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2012.
(e)	As of July 31, 2012, cash in the amount of $550,000 is on deposit with the broker for futures transactions.
(f)	As of July 31, 2012, cost is $571,752,779 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$42,813,897
Gross unrealized depreciation	(32,300)
Net unrealized appreciation	$42,781,597

The following abbreviations are used in the above portfolio:
AGC-ICC	-Assured Guaranty Corporation-Insured Custody Certificates
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
CIFG	-CIFG Group
FGIC	-Financial Guaranty Insurance Co.
FSA	-Financial Security Assurance, Inc.
GTY	-Assured Guaranty Corp.
NATL-RE	-National Public Finance Guarantee Corp.
Q-SBLF	-Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$614,534,376	$—	$614,534,376
Total Investments in Securities	$—	$614,534,376	$—	$614,534,376

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(903,594)	$—	$—	$(903,594)
Total Other Financial Instruments	$(903,594)	$—	$—	$(903,594)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for this security reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2012, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2012 Unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay Funds has adopted procedures for the valuation of the Funds' securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Board (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Sub-Committee to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee are reviewed. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the primary responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC (the "Manager"), aided to whatever extent necessary by the portfolio manager or sub-adviser of the Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Securities are valued using unadjusted market prices, when available, as supplied primarily by third party pricing services or dealers. To assess the appropriateness of security valuations, the Manager or the Fund’s third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing service or broker source. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions market participations would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2012, for the funds investments are included at the end of each Fund’s Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Funds' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended July 31, 2012 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds' Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2012, the Convertible, Flexible Bond Opportunities, Global High Income, Government, High Yield Corporate Bond, and Income Builder Funds held securities with values of $972, $121,427, $2,892,612, $1,113,475, $69,751,808, and $840,686, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds, including the International Equity Fund principally trade and the time at which the Funds' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor may pursuant to procedures adopted by the Funds’ Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. As of July 31, 2012, foreign equity securities held by all the Funds were not fair valued in such a manner.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than municipal debt securities) are valued at the evaluated bid prices (evaluated mean prices in the case of municipal debt securities) supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Portfolio securities held by the Money Market and the Principal Preservation Funds are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Temporary cash investments and securities valued at amortized cost are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. As of July 31, 2012 High Yield Corporate Bond held securities with a value of $12,273,693 were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay Convertible Fund

Asset Class	Fair Value at 7/31/12	Valuation Technique	Unobservable Inputs	Range

Convertible Bond (1 position)	$915	Income Approach	Remaining Assets	$0.01
Common Stocks (2 positions)	57	Income Approach	Remaining Claims	$3.5M-$35B
			Discount Rate	11%
	$972

MainStay Flexible Bond Opportunities Fund

Asset Class	Fair Value at 7/31/12		Valuation Technique	Unobservable Inputs	Range

Convertible Bond (1 position)	$50		Income Approach	Estimated Remaining Assets	$0.01

Corporate Bonds (5 positions)	120,374		Income Approach/Market Approach	Estimated Remaining Claims/Value	$0.01
				Estimated Remaining Claims/Value	$32.4M
				Distribution Percentage	73%
				Probability of Success	20%
				Liquidity Discount	15%
				Treasury Spread	10yrs
Common Stock (1 position)	1,003		Income Approach	Estimated Remaining Claims/Value	$0.01
				Liquidity Discount
Warrants (2 positions)	0	(a)	Income Approach	Probability of Liquidity Event	0%
	$121,427

(a) Less than one dollar.

MainStay Global High Income Fund

Asset Class	Fair Value at 7/31/12	Valuation Technique	Unobservable Inputs	Range
Government & Federal Agencies (1 position)	$2,892,612	Market Approach	Offered Quote	$98.453
	$2,892,612

MainStay Government Fund

Asset Class	Fair Value at 7/31/12	Valuation Technique	Unobservable Inputs	Range
Mortgage-Backed Security (1 position)	$1,113,475	Market Approach	Treasury Spread	405 bps
			Constant Maturity	1 yr
	$1,113,475

MainStay High Yield Corporate Bond Fund

Asset Class	Fair Value at 7/31/12	Valuation Technique	Unobservable Inputs	Range

Convertible Bond (1 position)	$6,154	Income Approach	Estimated Remaining Assets	$0.01
Corporate Bonds (10 positions)	32,978,584	Income/Market Approach	Estimated Remaining Cash/Collateral	$32.4M - $118.3M
			Liquidity Discount	15% - 30%
			Offered Quotes	$0.0625 - $101.25
			Discount Rate	15%
			Distribution Percentage	73%
			Possibility of Success	20% - 50%
Loan Assignments & Participations (3 positions)	42,831,693	Income/Market Approach	Estimated Remaining Collateral	$110M
			Asset Coverage	1.83x - 3.26x
			Offered Quotes	$99 - $100.25
Common Stocks (4 positions)	6,185,881	Income/Market Approach	Estimated Remaining Claims/Value	$0.01 - $58.4M
			Liquidity Discount	20%
			Offered Quote	$2
Warrants (2 positions)	23	Income Approach	Probability of Liquidity Event	0%
	$82,002,335

 MainStay Income Builder Fund

Asset Class	Fair Value at 7/31/12		Valuation Technique	Unobservable Inputs	Range
Corporate Bonds (2 positions)	$290,574		Income/Market Approach	Treasury Spread	10 yrs.
				Estimated Remaining Claims/Value	$23.7M-$32.4M
				Distribution Percentage	73%
				Probability of Success	20%
Mortgage Backed Security (1 position)	550,110		Market Approach	Treasury Spread	405 bps
				Constant Maturity	1 yr
Common Stock (1 position)	2		Market Approach	Nominal Value	$0.001
Warrants (2 positions)	0	(a)	Income Approach	Probability of Liquidity Event	0%
	$840,686

(a) Less than one dollar.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2012

By:	/s/ Jack R.Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 28, 2012